                                            Registration Statement No. 333-00165
                                                                       811-07487

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                          VICE PRESIDENT AND SECRETARY
                         THE TRAVELERS INSURANCE COMPANY
                                ONE TOWER SQUARE
                           HARTFORD, CONNECTICUT 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: ______________________________

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

  X      on May 1, 2002 pursuant to paragraph (b) of Rule 485.
-----

         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----

         on ___________ pursuant to paragraph (a)(1) of Rule 485.
-----

If appropriate, check the following box:

         this  post-effective  amendment  designates a new effective  date for a
-----    previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

Gold Track

Prospectus

This prospectus describes Gold Track, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company”, “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	Small Cap Growth Fund
Dreyfus Stock Index Fund	Travelers Series Fund Inc.
High Yield Bond Trust	AIM Capital Appreciation Portfolio
Managed Assets Trust	Alliance Growth Portfolio
AIM Variable Insurance Funds	MFS Total Return Portfolio
AIM V.I. Premier Equity Fund – Series I(1)	Putnam Diversified Income Portfolio
CitiStreet Funds, Inc.	Smith Barney High Income Portfolio
CitiStreet Diversified Bond Fund – Class I	Smith Barney International All Cap Growth Portfolio
CitiStreet International Stock Fund – Class I	Smith Barney Large Capitalization Growth Portfolio
CitiStreet Large Company Stock Fund – Class I	Smith Barney Large Cap Value Portfolio
CitiStreet Small Company Stock Fund – Class I	Smith Barney Money Market Portfolio
Credit Suisse Trust(2)	The Travelers Series Trust
Credit Suisse Emerging Markets Portfolio	Convertible Securities Portfolio(7)
Delaware VIP Trust(3)	Disciplined Mid Cap Stock Portfolio
VIP REIT Series — Standard Class(4)	MFS Emerging Growth Portfolio
Dreyfus Variable Investment Fund	MFS Mid Cap Growth Portfolio
Appreciation Portfolio — Initial Shares	MFS Research Portfolio
Small Cap Portfolio — Initial Shares	Social Awareness Stock Portfolio
Franklin Templeton Variable Insurance Products Trust	Travelers Quality Bond Portfolio
Templeton Global Asset Allocation Fund — Class 1(5)	U.S. Government Securities Portfolio
Templeton Growth Securities Fund — Class 1	Utilities Portfolio
Janus Aspen Series	Van Kampen Life Investment Trust
Aggressive Growth Portfolio — Service Shares	Emerging Growth Portfolio Class II Shares
Balanced Portfolio — Service Shares	Enterprise Portfolio Class II Shares
Worldwide Growth Portfolio — Service Shares	Variable Insurance Products Fund (Fidelity)
PIMCO Variable Insurance Trust	Equity Income Portfolio — Initial Class
Total Return Portfolio — Administrative Class(6)	Growth Portfolio — Initial Class
Putnam Variable Trust	High Income Portfolio — Initial Class
Putnam VT International Growth Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Putnam VT Small Cap Value Fund — Class IB Shares	Asset Manager Portfolio — Initial Class
Putnam VT Voyager II Fund — Class IB Shares	Contrafund<sup>®</sup> Portfolio — Service Class 2
Salomon Brothers Variable Series Fund, Inc.	Variable Insurance Products Fund III (Fidelity)
Capital Fund	Dynamic Capital Appreciation Portfolio — Service Class 2
Investors Fund	Mid Cap Portfolio — Service Class 2

______________

(1) Formerly AIM V.I. Value Fund	(4) Formerly REIT Series
(2) Formerly Credit Suisse Warburg Pincus Trust	(5) Formerly Total Return Bond Portfolio
(3) Formerly Delaware Group Premium Fund, Inc.	(6) Formerly Convertible Bond Portfolio
(7) Formerly Templeton Asset Strategy Fund

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated: May 1, 2002

Index of Special Terms	2	Variable Annuity	27
Summary	3	Fixed Annuity	28
Fee Table	6	Retired Life Certificate	28
Condensed Financial Information	14	Annuity Options	28
The Annuity Contract	14	Variable Liquidity Benefit	29
Contract Owner Inquiries	14	Miscellaneous Contract Provisions	29
Allocated Contracts	14	Right to Return	29
Unallocated Contracts	14	Termination of Allocated Contracts	29
Purchase Payments	14	Contract Exchanges	30
Accumulation Units	15	Suspension of Payments	30
The Variable Funding Options	15	The Separate Account	30
Charges and Deductions	19	Performance Information	31
General	19	Standardized Method	31
Withdrawal Charge	20	Nonstandardized Method	31
Free Withdrawal Allowance	21	General	31
Mortality and Expense Risk Charge	21	Federal Tax Considerations	31
Variable Liquidity Benefit Charge	21	Non-Resident Aliens	32
Variable Funding Option Expenses.	21	General Taxation of Annuities	32
Premium Tax	22	Tax-Free Exchanges	32
Changes in Taxes Based upon Premium or Value	22	Types of Contracts: Qualified or Nonqualified	32
Administrative Charge	22	Nonqualified Annuity Contracts	32
TPA Administrative Charges	22	Puerto Rico Tax Considerations	33
Transfers	22	Qualified Annuity Contracts	33
Dollar Cost Averaging	23	Penalty Tax for Premature Distributions.	33
Asset Allocation Advice	24	Diversification Requirements for Variable
Access to Your Money	24	Annuities	33
Systematic Withdrawals	24	Ownership of the Investments	33
Ownership Provisions	25	Mandatory Distributions for Qualified Plans	34
Types of Ownership	25	Taxation of Death Benefit Proceeds	34
Contract Owner	25	Other Information	34
Beneficiary	25	The Insurance Company	34
Annuitant	25	Distribution of Variable Annuity Contracts	34
Death Benefit	25	Conformity with State and Federal Laws	34
Death Benefit Proceeds Prior to Maturity Date	25	Voting Rights	34
Payment of Proceeds	26	Contract Modification	35
Death Proceeds After the Maturity Date	26	Legal Proceedings and Opinions	35
The Annuity Period	26	APPENDIX A: CONDENSED FINANCIAL
Election of Options at Maturity	26	INFORMATION: Separate Account QP	A-1
Allocation of Cash Value During the Annuity Period	27	APPENDIX B: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	B-1

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period	15	Contract Year	14
Accumulation Unit	15	Joint Owner	25
Annuitant	25	Maturity Date	26
Annuity Payment	26	Net Investment Rate	27
Annuity Unit	15	Participant	3
Cash Surrender Value	24	Purchase Payment	14
Cash Value	14	Variable Funding Options	15
Certificate	3	Underlying Fund	15
Contract Date	14	Written Request	14
Contract Owner	25

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Summary:
Travelers Gold Track Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue certificates to the individual participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a right to return period? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the “right to return period”). If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value

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will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a purchase payment was made. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

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Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”) an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
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FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Contingent Deferred Sales Charge	Years Since Purchase Payment Made	Percentage
As a percentage of purchase payments	0-5	5%
	6+	0%

OR

Surrender Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%

    During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges

(As a percentage of average daily net assets of the Separate Account)

Mortality and Expense Risk Fees	1.20%

Other Annual Charges

Semiannual Contract Administrative Charge (allocated contracts only)	$15

AND / OR

Funding Option Administrative Charge (As a percentage of amounts allocated to the variable funding options under allocated contracts)	0.10%

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Variable Funding Option Expenses

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted.)

Each CitiStreet Fund is listed twice— once with the Chart Fee of 1.25% reflected, and once without.

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Dreyfus Stock Index Fund	0.25%	—	0.01%	0.26%(4)
High Yield Bond Trust	0.50%	—	0.23%	0.73%
Managed Assets Trust	0.50%	—	0.09%	0.59%
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(1)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	—	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	0.20%	0.77%
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.45%	1.90%
CitiStreet International Stock Fund — Class I	0.67%	—	1.44%	2.11%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	1.37%	1.94%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	1.45%	2.02%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(2)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	—	0.14%	0.89%(3)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(4)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(4)
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1	0.61%	—	0.20%	0.81%
Templeton Global Income Securities Fund – Class 1†	0.63%	---	0.08%	0.71%(5)
Templeton Growth Securities Fund — Class 1	0.80%	—	0.05%	0.85%(6)
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(7)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(8)
Investors Fund	0.70%	—	0.12%	0.82%(9)
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(10)
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(11)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
U.S. Government Securities Portfolio	0.32%	—	0.13%	0.45%
Utilities Portfolio	0.65%	—	0.16%	0.81%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(12)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(12)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(12)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(12)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(12)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(12)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(12)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(12)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%(12)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(13)
Variable Insurance Products Fund
Equity — Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(14)
Growth Portfolio — Initial Class	0.58%	—	0.07%	0.65%(15)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%(16)
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(17)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(18)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(19)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(20)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

Notes

(1)	Effective May 1, 2002 the Funds’ name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.
(2)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.
(3)

The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first

$500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
(4)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.
(5)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Global Income Securities Fund — Class 1.
(6)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 1.
(7)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(8)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%
(9)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.
(10)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.
(11)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(12)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001
(13)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%
(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Equity—Income Portfolio — Initial Class would have been 0.58%.
(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Growth Portfolio — Initial Class would have been 0.68%
(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP High Income Portfolio — Initial Class would have been 0.71%.
(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Asset Manager Portfolio — Initial Class would have been 0.64%.
(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 would have been 0.94%.
(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.
(20)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 would have been 0.94%

9

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $15 semiannual contract administrative charge is equivalent to an annual charge of 0.008% of the Separate Account contract value.

Example with Deferred Sales Charge (percentage of purchase payment)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum deferred sales charge:

	If Contract Is surrendered At The End Of Period Shown:				If Contract Is not surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	72	117	165	248	22	67	115	248
Dreyfus Stock Index Fund	66	100	135	187	16	50	85	187
High Yield Bond Trust	71	114	160	237	21	64	110	237
Managed Assets Trust	69	110	153	222	19	60	103	222
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	72	118	166	249	22	68	116	249
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	70	111	156	228	20	61	106	228
CitiStreet International Stock Fund — Class I	72	118	166	250	22	68	116	250
CitiStreet Large Company Stock Fund — Class I	70	113	158	233	20	63	108	233
CitiStreet Small Company Stock Fund — Class I	71	115	162	241	21	65	112	241
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	82	149	218	351	32	99	168	351
CitiStreet International Stock Fund — Class I	84	155	228	370	34	105	178	370
CitiStreet Large Company Stock Fund — Class I	83	150	220	355	33	100	170	355
CitiStreet Small Company Stock Fund — Class I	84	152	223	362	34	102	173	362
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	77	134	193	304	27	84	143	304
Delaware VIP Trust
VIP REIT Series – Standard Class	72	119	168	253	22	69	118	253
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	71	115	162	242	21	65	112	242
Small Cap Portfolio — Initial Shares	71	116	163	243	21	66	113	243
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1	71	116	164	245	21	66	114	245
Templeton Global Income Securities Fund – Class 1†	70	113	159	235	20	63	109	235
Templeton Growth Securities Fund — Class 1	72	118	166	249	22	68	116	249
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	73	120	169	256	23	70	119	256
Balanced Portfolio — Service Shares	72	119	169	255	22	69	119	255
Worldwide Growth Portfolio — Service Shares	73	120	170	258	23	70	120	258
10

	If Contract Is surrendered At The End Of Period Shown:				If Contract Is not surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	70	111	156	228	20	61	106	228
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	75	128	183	283	25	78	133	283
Putnam VT Small Cap Value Fund — Class IB Shares	77	133	191	299	27	83	141	29
Putnam VT Voyager II Fund — Class IB Shares	81	144	209	334	31	94	159	33
Salomon Brothers Variable Series Fund
Capital Fund	73	122	173	264	23	72	123	264
Investors Fund	72	117	164	246	22	67	114	246
Small Cap Growth Fund	78	136	197	311	28	86	147	311
The Travelers Series Trust
Convertible Securities Portfolio	71	116	163	243	21	66	113	243
Disciplined Mid Cap Stock Portfolio	72	117	165	247	22	67	115	247
MFS Emerging Growth Portfolio	72	119	168	253	22	69	118	253
MFS Mid Cap Growth Portfolio	73	120	169	256	23	70	119	256
MFS Research Portfolio	73	120	169	256	23	70	119	256
Social Awareness Stock Portfolio	71	114	160	238	21	64	110	238
Travelers Quality Bond Portfolio	68	105	145	207	18	55	95	207
U.S. Government Securities Portfolio	68	105	145	207	18	55	95	207
Utilities Portfolio	71	116	164	245	21	66	114	245
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	72	117	165	247	22	67	115	247
Alliance Growth Portfolio	72	117	164	246	22	67	114	246
MFS Total Return Portfolio	72	117	165	247	22	67	115	247
Putnam Diversified Income Portfolio	72	119	168	254	22	69	118	254
Smith Barney High Income Portfolio	70	112	157	230	20	62	107	230
Smith Barney International All Cap Growth Portfolio	73	122	173	264	23	72	123	264
Smith Barney Large Cap Value Portfolio	70	112	157	230	20	62	107	230
Smith Barney Large Capitalization Growth Portfolio	71	115	162	242	21	65	112	242
Smith Barney Money Market Portfolio	69	108	149	216	19	58	99	216
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	73	122	174	265	23	72	124	265
Enterprise Portfolio Class II Shares	72	118	166	249	22	68	116	249
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	69	109	152	220	19	59	102	220
Growth Portfolio — Initial Class	70	111	156	228	20	61	106	228
High Income Portfolio — Initial Class	70	113	158	234	20	63	108	234
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	70	111	155	226	20	61	105	226
Contrafund® Portfolio — Service Class 2	72	119	168	254	22	69	118	254
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	80	142	207	331	30	92	157	331
Mid Cap Portfolio — Service Class 2	72	118	167	252	22	68	117	252
†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

11

Example with Surrender Charge (percentage of amount surrendered)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum surrender charge:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	73	111	150	248	22	67	115	248
Dreyfus Stock Index Fund	68	94	121	187	16	50	85	187
High Yield Bond Trust	72	108	144	237	21	64	110	237
Managed Assets Trust	71	103	137	222	19	60	103	222
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	73	111	150	249	22	68	116	249
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	71	105	140	228	20	61	106	228
CitiStreet International Stock Fund —Class I	73	111	151	250	22	68	116	250
CitiStreet Large Company Stock Fund — Class I	72	106	142	233	20	63	108	233
CitiStreet Small Company Stock Fund — Class I	73	109	146	241	21	65	112	241
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund —Class I	83	141	201	351	32	99	168	351
CitiStreet International Stock Fund —Class I	85	147	210	370	34	105	178	370
CitiStreet Large Company Stock Fund — Class I	84	142	202	355	33	100	170	355
CitiStreet Small Company Stock Fund — Class I	84	144	206	362	34	102	173	362
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	79	127	177	304	27	84	143	304
Delaware VIP Trust
VIP REIT Series – Standard Class	74	112	152	253	22	69	118	253
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	73	109	147	242	21	65	112	242
Small Cap Portfolio — Initial Shares	73	109	147	243	21	66	113	243
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1	73	110	148	245	21	66	114	245
Templeton Global Income Securities Fund – Class 1†...........................................	72	107	143	235	20	63	109	235
Templeton Growth Securities Fund — Class 1	73	111	150	249	22	68	116	249
Janus Aspen Series
Aggressive Growth Portfolio — Service Share	74	113	154	256	23	70	119	256
Balanced Portfolio — Service Shares	74	113	153	255	22	69	119	255
Worldwide Growth Portfolio — Service Shares	74	114	155	258	23	70	120	258
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	71	105	140	228	20	61	106	228
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	77	121	167	283	25	78	133	283
Putnam VT Small Cap Value Fund — Class IB Shares	78	125	175	299	27	83	141	299
Putnam VT Voyager II Fund — Class IB Shares	82	136	192	334	31	94	159	334
12

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Fund Inc.
Capital Fund	75	115	158	264	23	72	123	264
Investors Fund	73	110	149	246	22	67	114	246
Small Cap Growth Fund	79	129	180	311	28	86	147	311
The Travelers Series Trust
Convertible Securities Portfolio	73	109	147	243	21	66	113	243
Disciplined Mid Cap Stock Portfolio	73	110	149	247	22	67	115	247
MFS Emerging Growth Portfolio	74	112	152	253	22	69	118	253
MFS Mid Cap Growth Portfolio	74	113	154	256	23	70	119	256
MFS Research Portfolio	74	113	154	256	23	70	119	256
Social Awareness Stock Portfolio	72	108	145	238	21	64	110	238
Travelers Quality Bond Portfolio	69	99	130	207	18	55	95	207
U.S. Government Securities Portfolio	69	99	130	207	18	55	95	207
Utilities Portfolio	73	110	148	245	21	66	114	245
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	73	110	149	247	22	67	115	247
Alliance Growth Portfolio	73	110	149	246	22	67	114	246
MFS Total Return Portfolio	73	110	149	247	22	67	115	247
Putnam Diversified Income Portfolio	74	113	153	254	22	69	118	254
Smith Barney High Income Portfolio	72	106	141	230	20	62	107	230
Smith Barney International All Cap Growth Portfolio	75	115	158	264	23	72	123	264
Smith Barney Large Cap Value Portfolio	72	106	141	230	20	62	107	230
Smith Barney Large Capitalization Growth Portfolio	73	109	147	242	21	65	112	242
Smith Barney Money Market Portfolio	70	102	134	216	19	58	99	216
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	75	116	158	265	23	72	124	265
Enterprise Portfolio Class II Shares*	73	111	150	249	22	68	116	249
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	71	103	136	220	19	59	102	220
Growth Portfolio — Initial Class	71	105	140	228	20	61	106	228
High Income Portfolio — Initial Class	72	107	143	234	20	63	108	234
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	71	105	139	226	20	61	105	226
Contrafund® Portfolio — Service Class 2*	74	113	153	254	22	69	118	254
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	81	135	190	331	30	92	157	331
Mid Cap Portfolio — Service Class 2*	74	112	152	252	22	68	117	252

†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

13

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as “Annuity Commencement Date” in your Contract). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

Purchase Payments

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

14

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Dreyfus Stock Index Fund	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Composite Stock Price Index.	Mellon Equity Securites
High Yield Bond Trust*	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust**	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
AIM Variable Insurance Funds
AIM V.I. Value Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.

15

Funding Option	Investment Objective	Investment Adviser/Subadviser
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management LLC. (“CitStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund _ Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SsgA
CitiStreet Large Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management LLC, and SSgA
CitiStreet Small Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management Company; SBAM; and SSgA
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1**	Seeks a high level of total return with reduced risk over the long term through a flexible policy of investing in stocks of companies in any nation and debt obligations of companies and governments of any nation.	Templeton Investment Counsel, Inc.
Templeton Global Income Securities – Class 1†	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.
Templeton Growth Securities Fund — Class 1	Seeks capital growth by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.	Templeton Global Advisors Limited, Inc.

16

Funding Option	Investment Objective	Investment Adviser/Subadviser
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
Balanced Portfolio Service — Shares**	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class*	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Putnam Diversified Income Portfolio**	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc.

17

Funding Option	Investment Objective	Investment Adviser/Subadviser
Travelers Series Fund Inc. (cont.)
Smith Barney High Income Portfolio*	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income..	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Money Market Portfolio*	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 share price.	SBFM
The Travelers Series Trust
Convertible Securities Portfolio*	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income, moderate capital volatility and total return.	TAMIC
U.S. Government Securities Portfolio*	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management (“VKAM”)
Enterprise Portfolio – Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	VKAM
Variable Insurance Products Fund
Equity Income Portfolio — Initial Class	Seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation	FMR
Growth Portfolio — Initial Class	Seeks capital appreciation by purchasing common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.	FMR
High Income Portfolio — Initial Class	Seeks to obtain a high level of current income while also considering growth of capital.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class**	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

______________

*	The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to the contract for transfer restrictions.

†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner or annuitant;
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    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a purchase payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

(a)	The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

(b)	Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

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(c)	The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

(d)	Any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of participant
    severance from employment by participant
    loans (if available)
    hardship (as defined by the Code) suffered by the participant death of participant
    disability (as defined by the Code) of participant
    return of excess plan contributions
    minimum required distributions, generally when participant reaches age 70½
    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

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Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

The following administrative charges may apply as described in your Contract.

Semiannual Contract Administrative Charge. We may deduct a semiannual contract administrative charge of up to $15 from the value of each participant’s individual account. We will make any such deduction pro rata from each variable funding option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

Administrative Expense. We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

(b)	Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

(c)	TPA and/or agent involvement.

TPA Administrative Charges

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
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    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

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You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner’s account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See “Federal Tax Considerations.”)

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

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OWNERSHIP PROVISIONS

Types of Ownership

Contract owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

DEATH BENEFIT

(This benefit is available under Allocated Contracts only.)

Before the maturity date, a death benefit is payable to the beneficiary when the participant dies. The death benefit is calculated at the close of the business day on which the Company’s home office receives due proof of death.

Death Benefit Proceeds Prior To Maturity Date

If the participant dies before the maturity date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

(a)	the cash value of the participant’s individual account, or

(b)	the total purchase payments under that participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

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If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*

Participant/Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Yes

Beneficiary	No death proceeds are payable; contract continues	N/A

Contingent Beneficiary	No death proceeds are payable; contract continues	N/A

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*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Death Proceeds after the Maturity Date

If any participant or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

THE ANNUITY PERIOD

Election of Options at Maturity

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period or fixed amount. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

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(a)	the participant’s name, address, date of birth, social security number;

(b)	the amount to be distributed;

(c)	the annuity option which is to be purchased;

(d)	the date the annuity option payments are to begin;

(e)	if the form of the annuity provides a death benefit in the event of the participant’s death, the name, relationship and address of the beneficiary as designated by you; and

(f)	any other data that we may require.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the participant’s cash value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision “Transfers of Cash Value Between Funding Options,” in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, assume your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

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Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under the Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

(b)	and is

(1)	the number of annuity units represented by each payment; times

(2)	the number of payments made;

and for a Fixed Annuity:

             (a)   is the cash value applied on the maturity date under this option; and

             (b)   is the dollar amount of annuity payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 — Fixed Payments for a Fixed Period of 120, 180, or 240 Months. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

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Option 7 — Other Annuity Options. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the “right to return period”). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company’s receipt of your written request for refund.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refer to the group contract owner. Under the allocated Contracts, if the cash value in a participant’s individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant’s individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the cash value of the Contract is less than the termination amount; or

(b)	We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

(c)	We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract; and

(b)	pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant’s individual account as described in the settlement provisions section at your direction; and

(c)	pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records.

29

Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account’s cash surrender value from one funding option to any contract not issued by us.

(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Account Value

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

THE SEPARATE ACCOUNT

The Travelers Insurance Company sponsors a separate account: Separate Account QP. Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee

30

any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the semiannual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

31

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will

32

notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right

33

to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½ participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you

34

and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Contract Modification

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet its obligations under the Contract.

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APPENDIX A — CONDENSED FINANCIAL INFORMATION

A-1

Appendix A
Condensed Financial Information (1996-1997)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Capital Appreciation Fund
Unit Value at beginning of year	1.000	1.000	1.028	1.000	1.000	1.000
Unit Value at end of year	1.290	1.285	1.285	1.282	1.279	1.028
Number of units outstanding at end of year	68,643	126,822	1,445,911	58,734	350,624	293,629
Dreyfus Stock Index Fund
Unit Value at beginning of year	1.000	—	1.076	1.000	1.000	1.000
Unit Value at end of year	1.424		1.418	1.415	1.412	1.076
Number of units outstanding at end of year	13,090		1,416,791	87,374	343,089	204,067
High Yield Bond Trust
Unit Value at beginning of year	1.000	1.000	1.031	1.000	1.000	1.000
Unit Value at end of year	1.196	1.191	1.191	1.188	1.186	1.031
Number of units outstanding at end of year	197	7,092	28,158	3,683	3,815	6,520
Managed Assets Trust
Unit Value at beginning of year	1.000	1.000	1.043	1.000	1.000	1.000
Unit Value at end of year	1.258	1.254	1.253	1.250	1.247	1.043
Number of units outstanding at end of year	5,565	74,574	287,178	12,488	223,823	78,508
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.000	1.000	1.080	1.000	1.000	1.000
Unit Value at end of year	1.417	1.412	1.411	1.408	1.405	1.080
Number of units outstanding at end of year	1,292	185,044	2,781,580	95,491	42,002	496,794
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	1.000	1.000	0.885	1.000	1.000	1.000
Unit Value at end of year	0.942	0.939	0.938	0.936	0.934	0.885
Number of units outstanding at end of year	5,090	129,811	2,458,031	24,064	33,718	404,384
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.062	1.062	1.059	1.057	1.010
Number of units outstanding at end of year		29,906	472,674	4,094	5,622	116,408
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.107	1.000	1.000	1.000
Unit Value at end of year		1.083	1.083	1.080	1.078	1.017
Number of units outstanding at end of year		58,486	940,500	12,156	10,975	195,701

A-1

Appendix A
Condensed Financial Information (1996-1997)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

American Odyssey International Equity Fund
Unit Value at beginning of year	1.000	1.000	1.091	1.000	1.000	1.000
Unit Value at end of year	1.141	1.136	1.136	1.133	1.131	1.091
Number of units outstanding at end of year	3,405	145,853	1,647,285	25,147	16,165	239,079
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.022	1.000	1.000	1.000
Unit Value at end of year		1.135	1.135	1.132	1.130	1.022
Number of units outstanding at end of year		115,168	1,504,310	24,590	22,291	232,943
Franklin Templeton Variable Insurance Products Trust
Templeton Asset Allocation Fund
Unit Value at beginning of year	1.000	—	1.067	1.000	1.000	1.000
Unit Value at end of year	1.226	1.221	1.218	1.216	1.067
Number of units outstanding at end of year	7,711	463,517	23,178	358,096	70,211
Templeton Bond Fund
Unit Value at beginning of year	—	—	1.035	1.000	1.000	1.000
Unit Value at end of year			1.051	1.048	1.047
Number of units outstanding at end of year			26,610	397	6,032
Templeton Stock Fund
Unit Value at beginning of year	1.000	—	1.080	1.000	1.000	1.000
Unit Value at end of year	1.202		1.197	1.194	1.192	1.080
Number of units outstanding at end of year	44,138		1,718,317	129,091	218,117	369,698
Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.065	1.000	1.000	1.000
Unit Value at end of year	1.367	1.362	1.361	1.358	1.355	1.065
Number of units outstanding at end of year	10,959	27,182	315,371	25,227	46,772	44,777
MFS Total Return Portfolio
Unit Value at beginning of year	1.000	1.000	1.045	1.000	1.000	1.000
Unit Value at end of year	1.260	1.256	1.255	1.252	1.249	1.045
Number of units outstanding at end of year	9,157	11,241	20,522	23,942	89,438	2,087
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.000	1.000	1.019	1.000	1.000	1.000
Unit Value at end of year	1.092	1.088	1.088	1.085	1.083	1.019
Number of units outstanding at end of year	6,058	1,776	36,214	2,136	17,658	12,636
Smith Barney High Income Portfolio
Unit Value at beginning of year	—	1.000	1.042	1.000	1.000	1.000
Unit Value at end of year		1.176	1.176	1.173	1.171	1.042
Number of units outstanding at end of year		3,775	34,790	2,552	6,261	278
A-2

Appendix A
Condensed Financial Information (1996-1997)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.000	1.000	1.017	1.000	1.000	1.000
Unit Value at end of year	1.040	1.036	1.035	1.033	1.031	1.017
Number of Units outstanding at end of year	6,580	17,229	97,802	4,658	5,601	8,808
Smith Barney Large Cap Value Portfolio
Unit Value at beginning of year	1.000	1.000	1.058	1.000	1.000	1.000
Unit Value at end of year	1.334	1.329	1.328	1.324	1.322	1.058
Number of units outstanding at end of year	7,515	75,718	1,048,182	9,074	51,250	270,469
Smith Barney Money Market Portfolio
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.052	1.051	1.048	1.047	1.010
Number of units outstanding at end of year		19,062	124,936	24,063	39,703	56,124
The Travelers Series Trust
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.000	1.000	1.036	1.000	1.000	1.000
Unit Value at end of year	1.311	1.307	1.306	1.303	1.300	1.036
Number of units outstanding at end of year	1,465	6,831	124,610	4,603	58,974	35,689
Travelers Quality Bond Portfolio (9/97)*
Unit Value at beginning of year	—	—	1.000	1.000	1.000	n/a
Unit Value at end of year			1.020	1.020	1.019
Number of units outstanding at end of year			5,949	9,879	9,055
U.S. Government Securities Portfolio
Unit Value at beginning of year	—	1.000	1.025	1.000	1.000	1.000
Unit Value at end of year		1.145	1.144	1.141	1.139	1.025
Number of units outstanding at end of year		3,011	81,229	2,710	14,373	51,072
Utilities Portfolio
Unit Value at beginning of year	1.000	1.000	1.034	1.000	1.000	1.000
Unit Value at end of year	1.289	1.284	1.283	1.280	1.278	1.034
Number of units outstanding at end of year	1,494	1,816	23,673	538	462	7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1)	As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2)	The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

(3)	For this time period, the “Number of units outstanding at end of year” may include annuity units.

A-3

Appendix A
Condensed Financial Information (1998)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund
Unit Value at beginning of year	1.290	1.287	1.285	1.285	1.282	1.279
Unit Value at end of year	2.073	2.063	2.059	2.056	2.047	2.040
Number of units outstanding at end of year	413,409	241,615	2,581,625	2,358,987	429,279	961,744
Dreyfus Stock Index Fund
Unit Value at beginning of year	1.424	1.421	1.419	1.418	1.415	1.412
Unit Value at end of year	1.815	1.807	1.803	1.801	1.793	1.787
Number of units outstanding at end of year	138,866	33	—	2,284,987	257,393	1,121,361
High Yield Bond Trust
Unit Value at beginning of year	1.196	1.193	1.191	1.191	1.188	1.186
Unit Value at end of year	1.267	1.261	1.258	1.257	1.251	1.247
Number of units outstanding at end of year	533	3,334	255,952	54,195	33,994	28,684
Managed Assets Trust
Unit Value at beginning of year	1.258	1.255	1.254	1.253	1.250	1.247
Unit Value at end of year	1.519	1.512	1.509	1.507	1.500	1.495
Number of units outstanding at end of year	23,844	51,150	1,472,171	602,633	146,528	299,403
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.417	1.414	1.412	1.411	1.408	1.405
Unit Value at end of year	1.628	1.620	1.617	1.615	1.608	1.603
Number of units outstanding at end of year	58,294	1,060,046	3,149,947	3,478,529	347,272	153,298
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	0.942	0.940	0.939	0.938	0.936	0.934
Unit Value at end of year	0.856	0.852	0.850	0.849	0.845	0.842
Number of units outstanding at end of year	70,995	1,040,352	2,811,132	3,784,469	236,065	68,535
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	1.066	1.064	1.062	1.062	1.059	1.057
Unit Value at end of year	1.020	1.015	1.013	1.012	1.007	1.004
Number of units outstanding at end of year	3,181	320,821	770,544	1,102,248	64,167	14,668
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	1.087	1.085	1.083	1.083	1.080	1.078
Unit Value at end of year	1.172	1.167	1.164	1.163	1.158	1.154
Number of units outstanding at end of year	1,407	520,065	1,072,949	1,143,580	55,670	30,548
American Odyssey International Equity Fund
Unit Value at beginning of year	1.141	1.138	1.136	1.136	1.133	1.131
Unit Value at end of year	1.302	1.297	1.294	1.292	1.286	1.282
Number of units outstanding at end of year	20,676	791,438	2,315,866	2,595,394	210,146	35,028
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	1.140	1.137	1.135	1.135	1.132	1.130
Unit Value at end of year	1.235	1.230	1.227	1.226	1.220	1.216
Number of units outstanding at end of year	6,982	872,955	2,127,335	2,268,910	154,138	50,376

A-4

Appendix A
Condensed Financial Information (1998)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (7/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.077	1.076	1.076	1.075	1.074	1.074
Number of units outstanding at end of year	502	60,832	18,841	6,816	1,944	—
Small Cap Portfolio (9/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.199	1.198	1.198	1.198	1.197	1.196
Number of units outstanding at end of year	—	1,748	—	2,563	1,114	6,726
Fidelity's Variable Insurance Products Fund
Equity-Income Portfolio
Unit Value at beginning of year	1.329	1.326	1.325	1.324	1.321	1.318
Unit Value at end of year	1.475	1.469	1.465	1.464	1.457	1.452
Number of units outstanding at end of year	39,301	624	373	2,294,202	302,651	738,800
Growth Portfolio
Unit Value at beginning of year	1.220	1.217	1.215	1.215	1.212	1.209
Unit Value at end of year	1.692	1.684	1.680	1.678	1.671	1.665
Number of units outstanding at end of year	77,604	431	36	3,726,583	297,359	626,091
High Income Portfolio
Unit Value at beginning of year	1.186	1.183	1.182	1.181	1.178	1.176
Unit Value at end of year	1.128	1.122	1.120	1.119	1.114	1.110
Number of units outstanding at end of year	40,705	95	—	578,543	181,391	97,958
Fidelity's Variable Insurance Products Fund II
Asset Manager Portfolio
Unit Value at beginning of year	1.258	1.255	1.253	1.253	1.249	1.247
Unit Value at end of year	1.439	1.432	1.429	1.427	1.421	1.416
Number of units outstanding at end of year	32,515	188	—	1,072,725	106,115	290,394
Salomon Brother's Variable Series Fund, Inc.
Salomon Brothers Variable Investors Fund (10/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.206	1.206	1.206	1.205	1.205	1.204
Number of units outstanding at end of year	—	1,374	—	—	—	—
Templeton Variable Product Series Fund
Templeton Asset Allocation Fund
Unit Value at beginning of year	1.226	1.223	1.222	1.221	1.218	1.216
Unit Value at end of year	1.297	1.291	1.288	1.287	1.281	1.277
Number of units outstanding at end of year	41,126	93	—	512,555	52,584	421,487
Templeton Bond Fund
Unit Value at beginning of year	1.056	1.053	1.052	1.051	1.048	1.047
Unit Value at end of year	1.125	1.120	1.117	1.116	1.111	1.107
Number of units outstanding at end of year	—	—	—	36,290	3,185	15,040
Templeton Stock Fund
Unit Value at beginning of year	1.202	1.199	1.198	1.197	1.194	1.192
Unit Value at end of year	1.209	1.204	1.201	1.200	1.195	1.191
Number of units outstanding at end of year	212,737	875	—	2,102,810	193,454	499,388

A-5

Appendix A
Condensed Financial Information (1998)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.367	1.363	1.362	1.361	1.358	1.355
Unit Value at end of year	1.753	1.746	1.742	1.740	1.732	1.726
Number of units outstanding at end of year	32,748	66,181	1,050,338	571,621	201,618	121,866
MFS Total Return Portfolio
Unit Value at beginning of year	1.260	1.257	1.256	1.255	1.252	1.249
Unit Value at end of year	1.399	1.393	1.390	1.388	1.382	1.377
Number of units outstanding at end of year	67,299	85,454	338,122	38,600	114,873	90,723
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.092	1.090	1.088	1.088	1.085	1.083
Unit Value at end of year	1.093	1.088	1.086	1.084	1.080	1.076
Number of units outstanding at end of year	31,397	36,325	95,775	46,716	89,751	82,211
Smith Barney High Income Portfolio
Unit Value at beginning of year	1.180	1.178	1.176	1.176	1.173	1.171
Unit Value at end of year	1.179	1.173	1.171	1.170	1.165	1.161
Number of units outstanding at end of year	—	2,810	131,098	44,716	14,828	38,681
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.040	1.037	1.036	1.035	1.033	1.031
Unit Value at end of year	1.101	1.096	1.093	1.092	1.087	1.083
Number of units outstanding at end of year	13,292	4,211	180,603	118,339	54,366	18,937
Smith Barney Large Capitalization Growth Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.314	1.313	1.313	1.313	1.312	1.311
Number of units outstanding at end of year	—	—	4,942	—	—	—
Smith Barney Large Cap Value Portfolio
Unit Value at beginning of year	1.334	1.330	1.329	1.328	1.324	1.322
Unit Value at end of year	1.456	1.449	1.446	1.445	1.438	1.433
Number of units outstanding at end of year	21,635	7,331	509,575	1,199,090	81,366	190,418
Smith Barney Money Market Portfolio
Unit Value at beginning of year	1.056	1.053	1.052	1.051	1.048	1.047
Unit Value at end of year	1.102	1.097	1.095	1.094	1.089	1.085
Number of units outstanding at end of year	—	2,799	296,260	433,846	371,996	237,923
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.222	1.289	1.289	1.288	1.288	1.287
Number of units outstanding at end of year	9	1,037	—	—	111	—
Disciplined Small Cap Stock Portfolio (11/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.091	1.091	1.088	1.091	1.087	1.090
Number of units outstanding at end of year	—	—	113	—	172	—

A-6

Appendix A
Condensed Financial Information (1998)(3)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Mid Cap Growth Portfolio (9/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.213	1.212	1.212	1.212	1.211	1.211
Number of units outstanding at end of year	—	1,512	538	—	—	—
MFS Research Portfolio (10/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.245	1.245	1.245	1.244	1.244	1.243
Number of units outstanding at end of year	4,261	7,232	214	—	—	—
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.311	1.308	1.307	1.306	1.303	1.300
Unit Value at end of year	1.724	1.716	1.712	1.711	1.703	1.697
Number of units outstanding at end of year	12,064	18,134	417,397	293,875	81,076	157,955
Strategic Stock Portfolio (9/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.072	1.071	1.071	1.071	1.070	1.070
Number of units outstanding at end of year	—	—	866	—	—	—
Travelers Quality Bond Portfolio (9/97)*
Unit Value at beginning of year	1.021	1.021	1.020	1.020	1.020	1.019
Unit Value at end of year	1.102	1.099	1.098	1.097	1.094	1.092
Number of units outstanding at end of year	228	32	806	21,396	23,910	101,354
U.S. Government Securities Portfolio
Unit Value at beginning of year	1.149	1.146	1.145	1.144	1.141	1.139
Unit Value at end of year	1.259	1.253	1.250	1.249	1.243	1.239
Number of units outstanding at end of year	6,143	29,647	210,497	145,195	22,572	62,648
Utilities Portfolio
Unit Value at beginning of year	1.289	1.285	1.284	1.283	1.280	1.278
Unit Value at end of year	1.514	1.507	1.504	1.502	1.495	1.490
Number of units outstanding at end of year	6,675	1,413	77,322	43,847	15,300	6,389

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1)	As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2)	The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

(3)	For this time period, “Number of units outstanding at end of year” may include annuity units.

A-7

Appendix A
Condensed Financial Information (1999)(2)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)
Unit Value at beginning of year	2.073	2.063	2.059	2.056	2.047	2.040
Unit Value at end of year	3.163	3.143	3.132	3.127	3.107	3.092
Number of units outstanding at end of year	437,009	215,894	5,825,126	3,623,345	809,231	1,271,961
Dreyfus Stock Index Fund (10/96)
Unit Value at beginning of year	1.815	1.807	1.803	1.801	1.793	1.787
Unit Value at end of year	2.176	2.162	2.155	2.152	2.138	2.128
Number of units outstanding at end of year	243,662	33	—	3,292,693	458,187	1,399,407
High Yield Bond Trust 10/96)
Unit Value at beginning of year	1.267	1.261	1.258	1.257	1.251	1.247
Unit Value at end of year	1.315	1.306	1.302	1.300	1.292	1.285
Number of units outstanding at end of year	4,573	245,914	715,406	78,777	64,829	42,157
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.519	1.512	1.509	1.507	1.500	1.495
Unit Value at end of year	1.724	1.713	1.708	1.705	1.694	1.686
Number of units outstanding at end of year	95,510	2,139,292	6,231,885	975,651	274,379	362,589
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund (10/96)
Unit Value at beginning of year	1.628	1.620	1.617	1.615	1.608	1.603
Unit Value at end of year	1.613	1.603	1.598	1.595	1.585	1.577
Number of units outstanding at end of year	92,195	5,408,519	12,359,933	4,369,219	763,197	186,669
American Odyssey Emerging Opportunities Fund (10/96)
Unit Value at beginning of year	0.856	0.852	0.850	0.849	0.845	0.842
Unit Value at end of year	1.163	1.155	1.152	1.150	1.142	1.137
Number of units outstanding at end of year	92,398	5,098,615	11,854,378	5,046,010	627,445	91,325
American Odyssey Global High-Yield Bond Fund (10/96)**
Unit Value at beginning of year	1.020	1.015	1.013	1.012	1.007	1.004
Unit Value at end of year	1.122	1.115	1.111	1.110	1.102	1.097
Number of units outstanding at end of year	11,641	1,603,123	3,452,649	1,544,303	190,747	18,326
American Odyssey Intermediate-Term Bond Fund (10/96)
Unit Value at beginning of year	1.172	1.167	1.164	1.163	1.158	1.154
Unit Value at end of year	1.183	1.175	1.171	1.169	1.162	1.156
Number of units outstanding at end of year	17,748	2,250,902	4,575,483	1,395,719	169,831	33,765
American Odyssey International Equity Fund (10/96)
Unit Value at beginning of year	1.302	1.297	1.294	1.292	1.286	1.282
Unit Value at end of year	1.716	1.705	1.699	1.696	1.685	1.677
Number of units outstanding at end of year	58,143	5,139,992	9,785,093	3,370,475	564,777	37,869

A-8

Appendix A
Condensed Financial Information (1999)(2)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey Long-Term Bond Fund (10/96)
Unit Value at beginning of year	1.235	1.230	1.227	1.226	1.220	1.216
Unit Value at end of year	1.194	1.186	1.183	1.181	1.173	1.167
Number of units outstanding at end of year	8,580	4,355,250	9,288,007	2,940,609	415,013	56,766
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.958	0.956	0.955	0.954	0.952	0.951
Number of units outstanding at end of year	—	17,064	31,985	—	2,453	—
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.077	1.076	1.076	1.075	1.074	1.074
Unit Value at end of year	1.193	1.190	1.188	1.187	1.184	1.181
Number of units outstanding at end of year	3,743	6,527,393	5,775,356	67,059	100,924	26,484
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.199	1.198	1.198	1.198	1.197	1.196
Unit Value at end of year	1.467	1.464	1.462	1.461	1.457	1.454
Number of units outstanding at end of year	63,771	363,977	437,132	106,854	44,319	15,312
Variable Insurance Products Fund
Equity Income Portfolio (10/96)
Unit Value at beginning of year	1.475	1.469	1.465	1.464	1.457	1.452
Unit Value at end of year	1.559	1.549	1.544	1.542	1.532	1.524
Number of units outstanding at end of year	125,159	411	—	2,594,215	359,627	910,214
Growth Portfolio (10/96)
Unit Value at beginning of year	1.692	1.684	1.680	1.678	1.671	1.665
Unit Value at end of year	2.311	2.296	2.289	2.285	2.270	2.259
Number of units outstanding at end of year	168,043	177	—	5,002,571	838,004	873,625
High Income Portfolio (10/96)
Unit Value at beginning of year	1.128	1.122	1.120	1.119	1.114	1.110
Unit Value at end of year	1.212	1.204	1.201	1.199	1.191	1.185
Number of units outstanding at end of year	46,277	95	—	680,684	249,045	121,051
Variable Insurance Products Fund II
Asset Manager Portfolio (10/96)
Unit Value at beginning of year	1.439	1.432	1.429	1.427	1.421	1.416
Unit Value at end of year	1.589	1.578	1.573	1.571	1.561	1.553
Number of units outstanding at end of year	38,657	188	—	1,051,184	476,733	431,977
Salomon Brothers Variable Series Funds, Inc.
Investors Fund (10/98)
Unit Value at beginning of year	1.206	1.206	1.206	1.205	1.205	1.204
Unit Value at end of year	1.339	1.336	1.334	1.333	1.330	1.328
Number of units outstanding at end of year	106	66,421	62,568	4,318	1,501	2,737

A-9

Appendix A
Condensed Financial Information (1999)(2)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Franklin Templeton Variable Products Series Fund
Templeton Asset Allocation Fund (10/96)
Unit Value at beginning of year	1.297	1.291	1.288	1.287	1.281	1.277
Unit Value at end of year	1.584	1.574	1.569	1.566	1.556	1.548
Number of units outstanding at end of year	25,306	93	—	505,516	415,299	493,692
Templeton Global Bond Fund (10/96)
Unit Value at beginning of year	1.125	1.120	1.117	1.116	1.111	1.107
Unit Value at end of year	1.052	1.045	1.042	1.040	1.034	1.029
Number of units outstanding at end of year	6,368	—	42,558	8,106	19,551
Templeton Global Stock Fund (10/96)
Unit Value at beginning of year	1.209	1.204	1.201	1.200	1.195	1.191
Unit Value at end of year	1.552	1.542	1.537	1.534	1.525	1.517
Number of units outstanding at end of year	299,758	340	—	2,345,472	485,025	613,623
Travelers Series Fund Inc.
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.753	1.746	1.742	1.740	1.732	1.726
Unit Value at end of year	2.305	2.290	2.283	2.279	2.265	2.254
Number of units outstanding at end of year	99,102	3,927,438	4,335,442	776,729	300,983	182,765
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.399	1.393	1.390	1.388	1.382	1.377
Unit Value at end of year	1.427	1.418	1.414	1.411	1.402	1.395
Number of units outstanding at end of year	76,473	1,023,136	1,607,844	113,121	238,310	136,549
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.093	1.088	1.086	1.084	1.080	1.076
Unit Value at end of year	1.098	1.091	1.088	1.086	1.079	1.074
Number of units outstanding at end of year	9,311	278,395	249,302	59,424	139,658	227,738
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.179	1.173	1.171	1.170	1.165	1.161
Unit Value at end of year	1.202	1.194	1.191	1.189	1.181	1.176
Number of units outstanding at end of year	306	230,410	469,907	69,835	19,237	49,357

A-10

Appendix A
Condensed Financial Information (1999)(2)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney International Equity Portfolio (10/96)
Unit Value at beginning of year	1.101	1.096	1.093	1.092	1.087	1.083
Unit Value at end of year	1.835	1.823	1.817	1.814	1.803	1.794
Number of units outstanding at end of year	6,115	349,576	1,188,533	209,539	92,095	25,632
Smith Barney Large Capitalization Growth Portfolio (8/98)*
Unit Value at beginning of year	1.314	1.313	1.313	1.313	1.312	1.311
Unit Value at end of year	1.709	1.704	1.702	1.701	1.697	1.693
Number of units outstanding at end of year	—	649,086	663,945	87,242	51,499	1,853
Smith Barney Large Cap Value Portfolio (10/96)*
Unit Value at beginning of year	1.456	1.449	1.446	1.445	1.438	1.433
Unit Value at end of year	1.448	1.439	1.434	1.432	1.423	1.416
Number of units outstanding at end of year	64,998	77,050	896,535	1,338,259	107,554	218,475
Smith Barney Money Market Portfolio (10/96)*
Unit Value at beginning of year	1.102	1.097	1.095	1.094	1.089	1.085
Unit Value at end of year	1.148	1.141	1.137	1.135	1.128	1.122
Number of units outstanding at end of year	504,494	42,339	700,936	905,258	152,444	462,445
The Travelers Series Trust
Convertible Bond Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.100	1.099	1.098	1.098	1.097	1.097
Number of units outstanding at end of year	66.449	—	—	17,834	—	—
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.222	1.289	1.289	1.288	1.288	1.287
Unit Value at end of year	1.454	1.451	1.449	1.448	1.444	1.442
Number of units outstanding at end of year	5,028	45,075	240,631	3,806	1,943	542
Disciplined Small Cap Stock Portfolio (11/98)
Unit Value at beginning of year	1.091	1.091	1.088	1.091	1.087	1.090
Unit Value at end of year	1.306	1.303	1.301	1.301	1.298	1.296
Number of units outstanding at end of year	515	6,963	38,065	3,028	1,707	—
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.213	1.212	1.212	1.212	1.211	1.211
Unit Value at end of year	1.979	1.974	1.972	1.971	1.966	1.962
Number of units outstanding at end of year	415	233,024	154,186	9,187	1,622	—

A-11

Appendix A
Condensed Financial Information (1999)(2)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.245	1.245	1.245	1.244	1.244	1.243
Unit Value at end of year	1.531	1.527	1.525	1.524	1.521	1.518
Number of units outstanding at end of year	18,357	301,212	120,603	4,975	1,167	350
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.724	1.716	1.712	1.711	1.703	1.697
Unit Value at end of year	1.985	1.972	1.966	1.963	1.950	1.941
Number of units outstanding at end of year	40,351	608,076	2,313,144	497,383	139,985	229,469
Strategic Stock Portfolio (9/98)
Unit Value at beginning of year	1.072	1.071	1.071	1.071	1.070	1.070
Unit Value at end of year	1.118	1.115	1.114	1.113	1.110	1.108
Number of units outstanding at end of year	—	4,596	324,249	5,368	1,500	334
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.102	1.099	1.098	1.097	1.094	1.092
Unit Value at end of year	1.107	1.102	1.100	1.098	1.093	1.090
Number of units outstanding at end of year	1,221	151,498	382,500	22,006	106,388	139,811
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.259	1.253	1.250	1.249	1.243	1.239
Unit Value at end of year	1.199	1.192	1.188	1.186	1.178	1.172
Number of units outstanding at end of year	—	110,708	880,918	206,083	74,915	110,011
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.514	1.507	1.504	1.502	1.495	1.490
Unit Value at end of year	1.503	1.494	1.489	1.487	1.477	1.470
Number of units outstanding at end of year	8,345	118,785	375,024	99,467	65,548	5,986

For 1999, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account.

(1)	The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

A-12

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)
Unit Value at beginning of year	3.163	3.143	3.132	3.127	3.107	3.092
Unit Value at end of year	2.456	2.435	2.425	2.420	2.400	2.385
Number of units outstanding at end of year	996,560	30,028,515	8,351,011	4,588,594	909,468	1,555,883
Dreyfus Stock Index Fund (10/96)
Unit Value at beginning of year	2.176	2.162	2.155	2.152	2.138	2.128
Unit Value at end of year	1.963	1.946	1.938	1.934	1.917	1.905
Number of units outstanding at end of year	413,200	8,736,754	—	3,867,629	529,242	1,558,905
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.315	1.306	1.302	1.300	1.292	1.285
Unit Value at end of year	1.319	1.308	1.303	1.300	1.289	1.281
Number of units outstanding at end of year	8,718	888,540	1,041,038	90,889	110,433	48,596
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.724	1.713	1.708	1.705	1.694	1.686
Unit Value at end of year	1.686	1.672	1.665	1.662	1.648	1.637
Number of units outstanding at end of year	766,016	8,300,280	10,503,987	1,211,674	459,189	401,308
American Odyssey Funds, Inc.*
American Odyssey Core Equity Fund (10/96)*
Unit Value at beginning of year	1.613	1.603	1.598	1.595	1.585	1.577
Unit Value at end of year	1.364	1.352	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	118,559	22,023,243	21,922,794	5,971,119	1,661,400	246,823
American Odyssey Emerging Opportunities Fund (10/96)*
Unit Value at beginning of year	1.163	1.155	1.152	1.150	1.142	1.137
Unit Value at end of year	1.273	1.262	1.257	1.254	1.243	1.236
Number of units outstanding at end of year	138,115	20,433,292	16,945,814	5,414,219	1,071,633	123,164
American Odyssey Global High- Yield Bond Fund (10/96)††
Unit Value at beginning of year	1.122	1.115	1.111	1.110	1.102	1.097
Unit Value at end of year	1.073	1.064	1.059	1.057	1.048	1.041
Number of units outstanding at end of year	12,638	6,348,183	6,204,417	1,956,657	425,392	24,837
American Odyssey Intermediate- Term Bond Fund (10/96)††
Unit Value at beginning of year	1.183	1.175	1.171	1.169	1.162	1.156
Unit Value at end of year	1.253	1.243	1.237	1.235	1.224	1.217
Number of units outstanding at end of year	20,209	5,670,918	7,208,988	1,609,764	645,253	43,398
A-13

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey International Equity Fund (10/96)*
Unit Value at beginning of year	1.716	1.705	1.699	1.696	1.685	1.677
Unit Value at end of year	1.568	1.555	1.549	1.545	1.532	1.523
Number of units outstanding at end of year	187,532	17,237,557	15,136,567	3,909,388	1,092,966	46,491
American Odyssey Long-Term Bond Fund (10/96)*
Unit Value at beginning of year	1.194	1.186	1.183	1.181	1.173	1.167
Unit Value at end of year	1.334	1.322	1.317	1.314	1.303	1.295
Number of units outstanding at end of year	17,824	11,479,892	14,899,210	3,786,616	1,180,423	69,928
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	0.958	0.956	0.955	0.954	0.952	0.951
Unit Value at end of year	1.250	1.245	1.243	1.242	1.237	1.233
Number of units outstanding at end of year	600	67,150	93,827	97,995	6,571	57
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.193	1.190	1.188	1.187	1.184	1.181
Unit Value at end of year	1.178	1.173	1.170	1.168	1.163	1.159
Number of units outstanding at end of year	8,776	9,459,681	7,923,781	119,392	274,697	75,462
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.467	1.464	1.462	1.461	1.457	1.454
Unit Value at end of year	1.653	1.645	1.642	1.640	1.632	1.627
Number of units outstanding at end of year	465,723	1,819,121	1,522,222	298,155	156,058	21,714
Franklin Templeton Variable Insurance Products Trust
Templeton Asset Strategy Fund (10/96)
Unit Value at beginning of year	1.584	1.574	1.569	1.566	1.556	1.548
Unit Value at end of year	1.579	1.566	1.559	1.556	1.543	1.533
Number of units outstanding at end of year	52,302	3,761,951	—	503,650	394,690	562,632
Templeton Global Income Securities Fund (10/96)†
Unit Value at beginning of year	1.052	1.045	1.042	1.040	1.034	1.029
Unit Value at end of year	1.101	1.092	1.087	1.085	1.076	1.069
Number of units outstanding at end of year	—	202,324	—	56,683	20,144	25,756
A-14

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Templeton Growth Securities Fund (10/96)
Unit Value at beginning of year	1.552	1.542	1.537	1.534	1.525	1.517
Unit Value at end of year	1.657	1.643	1.636	1.633	1.619	1.609
Number of units outstanding at end of year	295,851	9,345,295	—	2,497,749	429,598	684,317
Salomon Brothers Variable Series Funds, Inc.
Investors Fund (10/98)
Unit Value at beginning of year	1.339	1.336	1.334	1.333	1.330	1.328
Unit Value at end of year	1.534	1.527	1.524	1.522	1.515	1.510
Number of units outstanding at end of year	143,552	98,402	114,539	63,550	5,096	3,198
Travelers Series Fund, Inc.
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	2.305	2.290	2.283	2.279	2.265	2.254
Unit Value at end of year	1.874	1.858	1.850	1.846	1.831	1.819
Number of units outstanding at end of year	275,547	23,043,619	7,514,662	945,729	501,928	255,841
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.427	1.418	1.414	1.411	1.402	1.395
Unit Value at end of year	1.655	1.641	1.634	1.631	1.617	1.607
Number of units outstanding at end of year	66,536	1,699,453	1,737,087	113,271	314,687	151,272
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.098	1.091	1.088	1.086	1.079	1.074
Unit Value at end of year	1.088	1.079	1.074	1.072	1.063	1.056
Number of units outstanding at end of year	4,035	578,829	358,569	82,091	174,538	153,349
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.202	1.194	1.191	1.189	1.181	1.176
Unit Value at end of year	1.099	1.090	1.085	1.083	1.074	1.067
Number of units outstanding at end of year	170	329,280	575,898	89,238	25,915	49,732
Smith Barney International Equity Portfolio (10/96)
Unit Value at beginning of year	1.835	1.823	1.817	1.814	1.803	1.794
Unit Value at end of year	1.390	1.378	1.373	1.370	1.358	1.350
Number of units outstanding at end of year	212,288	1,750,019	2,064,021	560,029	138,505	58,628
A-15

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.709	1.704	1.702	1.701	1.697	1.693
Unit Value at end of year	1.581	1.573	1.570	1.568	1.561	1.555
Number of units outstanding at end of year	78,925	1,305,175	1,419,996	187,316	142,592	6,223
Smith Barney Large Cap Value Portfolio (10/96)*
Unit Value at beginning of year	1.448	1.439	1.434	1.432	1.423	1.416
Unit Value at end of year	1.628	1.615	1.608	1.604	1.591	1.581
Number of units outstanding at end of year	706,152	1,347,297	1,162,121	1,337,882	159,017	204,244
Smith Barney Money Market Portfolio (10/96)*
Unit Value at beginning of year	1.148	1.141	1.137	1.135	1.128	1.122
Unit Value at end of year	1.210	1.200	1.195	1.192	1.182	1.175
Number of units outstanding at end of year	56,905	1,166,205	1,095,586	894,768	353,131	440,206
The Travelers Series Trust
Convertible Bond Portfolio (8/99)
Unit Value at beginning of year	1.100	1.099	1.098	1.098	1.097	1.097
Unit Value at end of year	1.230	1.226	1.225	1.224	1.221	1.218
Number of units outstanding at end of year	503	—	—	131,469	—	179
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.454	1.451	1.449	1.448	1.444	1.442
Unit Value at end of year	1.686	1.678	1.675	1.673	1.665	1.659
Number of units outstanding at end of year	10,638	464,359	551,755	85,858	8,052	1,270
Disciplined Small Cap Stock Portfolio (11/98)†
Unit Value at beginning of year	1.306	1.303	1.301	1.301	1.298	1.296
Unit Value at end of year	1.325	1.320	1.317	1.315	1.310	1.306
Number of units outstanding at end of year	5,373	28,352	74,116	10,709	8,029	—
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.979	1.974	1.972	1.971	1.966	1.962
Unit Value at end of year	2.152	2.142	2.137	2.135	2.125	2.118
Number of units outstanding at end of year	165,835	808,818	1,377,795	267,941	64,395	5,885
A-16

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.531	1.527	1.525	1.524	1.521	1.518
Unit Value at end of year	1.437	1.431	1.427	1.426	1.420	1.415
Number of units outstanding at end of year	156,027	486,870	271,264	30,148	12,601	2,997
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.985	1.972	1.966	1.963	1.950	1.941
Unit Value at end of year	1.964	1.947	1.939	1.935	1.918	1.906
Number of units outstanding at end of year	104,272	1,713,947	3,098,531	585,417	249,226	313,700
Strategic Stock Portfolio (9/98)†
Unit Value at beginning of year	1.118	1.115	1.114	1.113	1.110	1.108
Unit Value at end of year	1.225	1.220	1.217	1.216	1.210	1.206
Number of units outstanding at end of year	—	7,276	354,007	11,312	4,503	4,753
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.107	1.102	1.100	1.098	1.093	1.090
Unit Value at end of year	1.177	1.170	1.166	1.164	1.156	1.151
Number of units outstanding at end of year	1,597	1,513,495	536,459	95,811	134,012	142,435
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.199	1.192	1.188	1.186	1.178	1.172
Unit Value at end of year	1.364	1.353	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	1,246	657,535	1,106,538	327,066	96,447	138,105
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.503	1.494	1.489	1.487	1.477	1.470
Unit Value at end of year	1.857	1.842	1.834	1.830	1.815	1.803
Number of units outstanding at end of year	33,199	920,744	656,973	131,675	68,174	6,646
Variable Insurance Products Fund
Equity Income Portfolio (10/96)
Unit Value at beginning of year	1.559	1.549	1.544	1.542	1.532	1.524
Unit Value at end of year	1.680	1.666	1.659	1.656	1.642	1.631
Number of units outstanding at end of year	93,837	13,184,237	—	2,541,551	359,257	1,034,876
Growth Portfolio (10/96)
Unit Value at beginning of year	2.311	2.296	2.289	2.285	2.270	2.259
Unit Value at end of year	2.045	2.028	2.019	2.015	1.998	1.985
Number of units outstanding at end of year	499,205	22,300,692	—	5,918,391	828,146	1,026,697
A-17

Appendix A
Condensed Financial Information (2000)(1)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

High Income Portfolio (10/96)
Unit Value at beginning of year	1.212	1.204	1.201	1.199	1.191	1.185
Unit Value at end of year	0.934	0.926	0.922	0.920	0.913	0.907
Number of units outstanding at end of year	94,397	2,179,524	—	654,249	214,777	163,606
Variable Insurance Products Fund II
Asset Manager Portfolio (10/96)
Unit Value at beginning of year	1.589	1.578	1.573	1.571	1.561	1.553
Unit Value at end of year	1.517	1.504	1.498	1.495	1.482	1.473
Number of units outstanding at end of year	56,454	8,934,315	—	1,048,925	501,724	487,812

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. Date shown next to fund name reflects date money first came into the fund through the Separate Account. The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

(1) For this time period, “Number of units outstanding at end of year” may include annuity units.

*	Fund's name has changed. Refer to prospectus for new fund name.

†	No longer available to new contract owners.

††	Fund is closed.

The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

A-18

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)
Unit Value at beginning of year	2.456	2.435	2.425	2.420	2.400	2.385
Unit Value at end of year	1.804	1.786	1.776	1.772	1.753	1.740
Number of units outstanding at end of year	2,602,726	29,733,094	7,353,745	2,884,910	1,026,204	1,800,337
Dreyfus Stock Index Fund (4/97)
Unit Value at beginning of year	1.963	1.946	1.938	1.934	1.917	1.905
Unit Value at end of year	1.713	1.695	1.686	1.682	1.664	1.651
Number of units outstanding at end of year	500,383	9,351,608	—	2,736,414	603,427	1,588,526
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.319	1.308	1.303	1.300	1.289	1.281
Unit Value at end of year	1.437	1.422	1.414	1.411	1.396	1.385
Number of units outstanding at end of year	194,917	1,252,735	1,092,333	51,721	190,095	67,746
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.686	1.672	1.665	1.662	1.648	1.637
Unit Value at end of year	1.591	1.575	1.566	1.562	1.546	1.534
Number of units outstanding at end of year	2,310,281	7,761,938	10,742,074	751,677	659,963	438,370
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (7/01 )*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.890	0.889	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	178,744	14,058	17,938	—	—	9,328
CitiStreet Funds, Inc. (1)
CitiStreet Large Company Stock Fund (10/96) (2)
Unit Value at beginning of year	1.364	1.352	1.347	1.344	1.333	1.324
Unit Value at end of year	1.142	1.130	1.124	1.122	1.110	1.101
Number of units outstanding at end of year	272,388	35,202,731	33,454,366	5,894,655	2,715,265	326,861
CitiStreet Small Company Stock Fund (10/96) (3)
Unit Value at beginning of year	1.273	1.262	1.257	1.254	1.243	1.236
Unit Value at end of year	1.285	1.272	1.265	1.262	1.248	1.239
Number of units outstanding at end of year	304,920	17,341,913	14,079,209	3,104,281	991,516	121,305
CitiStreet International Stock Fund (10/96) (4)
Unit Value at beginning of year	1.568	1.555	1.549	1.545	1.532	1.523
Unit Value at end of year	1.225	1.212	1.206	1.203	1.190	1.181
Number of units outstanding at end of year	349,886	27,148,815	23,980,497	4,102,274	2,019,758	81,149
CitiStreet Diversified Bond Fund (10/96) (5)
Unit Value at beginning of year	1.334	1.322	1.317	1.314	1.303	1.295
Unit Value at end of year	1.417	1.402	1.395	1.391	1.376	1.366
Number of units outstanding at end of year	122,849	26,013,417	30,263,549	4,579,017	2,567,937	150,472
Credit Suisse Trust
Emerging Markets Portfolio (7/01) *
Unit Value at beginning of year	1.325	1.319	1.316	1.315	1.309	1.305
Unit Value at end of year	1.190	1.182	1.178	1.176	1.169	1.163
Number of units outstanding at end of year	11,235	325,619	428,951	—	46,246	1,869

A-19

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	1.250	1.245	1.243	1.242	1.237	1.233
Unit Value at end of year	1.352	1.344	1.340	1.338	1.330	1.324
Number of units outstanding at end of year	71,516	137,268	200,175	14,757	17,886	4,245
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.178	1.173	1.170	1.168	1.163	1.159
Unit Value at end of year	1.062	1.055	1.051	1.050	1.042	1.037
Number of units outstanding at end of year	100,385	10,775,407	8,040,744	58,620	389,965	136,753
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.653	1.645	1.642	1.640	1.632	1.627
Unit Value at end of year	1.542	1.532	1.527	1.525	1.515	1.507
Number of units outstanding at end of year	892,061	3,043,989	2,746,630	189,092	277,391	93,689
Franklin Templeton Variable Insurance Product Series Fund
Templeton Asset Strategy Fund (4/97)
Unit Value at beginning of year	1.579	1.566	1.559	1.556	1.543	1.533
Unit Value at end of year	1.417	1.402	1.395	1.391	1.377	1.366
Number of units outstanding at end of year	84,808	3,777,476	—	447,229	386,039	508,744
Templeton Global Income Securities Fund (10/96) †
Unit Value at beginning of year	1.101	1.092	1.087	1.085	1.076	1.069
Unit Value at end of year	1.123	1.111	1.105	1.102	1.091	1.082
Number of units outstanding at end of year	—	289,422	—	72,509	20,337	18,086
Templeton Growth Securities Fund (4/97)
Unit Value at beginning of year	1.657	1.643	1.636	1.633	1.619	1.609
Unit Value at end of year	1.631	1.614	1.606	1.601	1.585	1.572
Number of units outstanding at end of year	340,692	9,777,820	—	1,823,492	449,927	703,962
Janus Aspen Series
Aggressive Growth Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.773	0.772	0.772	0.772	0.771	0.770
Number of units outstanding at end of year	323,705	1,477	8,526	—	276	4,574
Balanced Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.964	0.962	0.962	0.961	0.960	0.959
Number of units outstanding at end of year	1,050,044	13,448	164,981	191	—	7,538
Worldwide Growth Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.841	0.840	0.839	0.839	0.838	0.837
Number of units outstanding at end of year	793,901	23,216	40,798	—	312	5,640
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.059	1.057	1.056	1.056	1.055	1.054
Number of units outstanding at end of year	241,694	45,689	53,795	10,675	5,387	7,564

A-20

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Putnam Variable Trust
Putnam VT International Growth Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.862	0.861	0.860	0.860	0.859	0.858
Number of units outstanding at end of year	381,220	2,266	28,620	6,840	—	5,115
Putnam VT Small Cap Value Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.094	1.093	1.092	1.092	1.090	1.089
Number of units outstanding at end of year	255,109	17,255	82,682	—	258	2,938
Putnam VT Voyager II Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.810	0.809	0.808	0.808	0.807	0.806
Number of units outstanding at end of year	45,903	1,007	24	—	8,360	2,387
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.636	1.628	1.625	1.623	1.616	1.611
Unit Value at end of year	1.657	1.646	1.641	1.638	1.628	1.620
Number of units outstanding at end of year	787,918	759,039	1,748,997	1,563	94,673	29,111
Investors Fund (10/98) (6)
Unit Value at beginning of year	1.534	1.527	1.524	1.522	1.515	1.510
Unit Value at end of year	1.462	1.452	1.447	1.445	1.436	1.429
Number of units outstanding at end of year	543,168	384,727	659,155	40,696	26,027	50,373
Small Cap Growth Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.975	0.974	0.973	0.973	0.971	0.970
Number of units outstanding at end of year	195,824	2,204	2,230	—	172	565
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.869	0.867	0.867	0.867	0.865	0.864
Number of units outstanding at end of year	20,879	10,002	2,726	—	6,390	1,220
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.874	1.858	1.850	1.846	1.831	1.819
Unit Value at end of year	1.614	1.597	1.589	1.584	1.568	1.556
Number of units outstanding at end of year	544,899	24,269,522	8,483,917	622,943	679,805	255,561
MFS Total Return Portfolio (10/98)
Unit Value at beginning of year	1.655	1.641	1.634	1.631	1.617	1.607
Unit Value at end of year	1.645	1.628	1.619	1.615	1.598	1.586
Number of units outstanding at end of year	1,523,540	3,693,144	2,739,880	83,031	387,113	293,600
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.088	1.079	1.074	1.072	1.063	1.056
Unit Value at end of year	1.127	1.115	1.109	1.106	1.095	1.086
Number of units outstanding at end of year	117,990	645,466	452,977	49,041	199,181	153,641

A-21

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.099	1.090	1.085	1.083	1.074	1.067
Unit Value at end of year	1.051	1.040	1.035	1.032	1.022	1.014
Number of units outstanding at end of year	12,732	494,130	499,948	40,627	95,509	60,523
Smith Barney International All Cap Growth Portfolio (10/96) (7)
Unit Value at beginning of year	1.390	1.378	1.373	1.370	1.358	1.350
Unit Value at end of year	0.951	0.941	0.936	0.934	0.924	0.917
Number of units outstanding at end of year	113,887	2,754,103	1,871,050	407,552	200,689	96,390
Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.581	1.573	1.570	1.568	1.561	1.555
Unit Value at end of year	1.375	1.365	1.361	1.359	1.350	1.343
Number of units outstanding at end of year	124,406	1,925,999	1,850,997	141,575	211,516	22,563
Smith Barney Large Cap Value Portfolio (10/98)
Unit Value at beginning of year	1.628	1.615	1.608	1.604	1.591	1.581
Unit Value at end of year	1.486	1.471	1.463	1.459	1.444	1.433
Number of units outstanding at end of year	2,156,095	751,488	1,110,330	900,664	201,867	237,866
Smith Barney Money Market Portfolio (10/98)
Unit Value at beginning of year	1.210	1.200	1.195	1.192	1.182	1.175
Unit Value at end of year	1.247	1.234	1.228	1.225	1.212	1.202
Number of units outstanding at end of year	36,990	1,539,892	1,220,955	637,197	424,446	591,721
The Travelers Series Trust
Convertible Bond Portfolio (9/98) *
Unit Value at beginning of year	1.230	1.226	1.225	1.224	1.221	1.218
Unit Value at end of year	1.212	1.207	1.204	1.202	1.197	1.192
Number of units outstanding at end of year	4,616	—	—	169,308	4,158	1,191
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.686	1.678	1.675	1.673	1.665	1.659
Unit Value at end of year	1.608	1.598	1.593	1.590	1.580	1.572
Number of units outstanding at end of year	369,948	1,069,783	887,516	99,201	26,479	36,696
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	2.152	2.142	2.137	2.135	2.125	2.118
Unit Value at end of year	1.633	1.622	1.617	1.614	1.603	1.596
Number of units outstanding at end of year	325,204	1,560,714	1,931,447	192,605	144,030	53,126
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.437	1.431	1.427	1.426	1.420	1.415
Unit Value at end of year	1.108	1.101	1.097	1.095	1.088	1.083
Number of units outstanding at end of year	230,822	734,386	367,340	18,083	20,448	13,530
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.964	1.947	1.939	1.935	1.918	1.906
Unit Value at end of year	1.646	1.629	1.620	1.616	1.599	1.587
Number of units outstanding at end of year	276,743	1,999,114	3,425,736	362,465	313,580	355,392

A-22

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.177	1.170	1.166	1.164	1.156	1.151
Unit Value at end of year	1.254	1.243	1.238	1.235	1.225	1.217
Number of units outstanding at end of year	131,098	2,340,766	1,017,864	134,991	155,136	173,332
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.364	1.353	1.347	1.344	1.333	1.324
Unit Value at end of year	1.435	1.420	1.413	1.409	1.394	1.383
Number of units outstanding at end of year	34,745	1,949,970	1,682,264	327,668	155,072	186,516
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.857	1.842	1.834	1.830	1.815	1.803
Unit Value at end of year	1.421	1.407	1.399	1.396	1.381	1.370
Number of units outstanding at end of year	87,240	1,267,842	1,031,776	115,965	134,756	57,561
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.819	0.818	0.817	0.817	0.816	0.815
Number of units outstanding at end of year	56,640	9,230	7,044	—	4,565	4,939
Enterprise Portfolio Class II Shares (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.913	0.912	0.911	0.911	0.910	0.909
Number of units outstanding at end of year	6,891	2,535	5,450	—	—	426
Variable Insurance Products Fund
Equity Income Portfolio (4/97)
Unit Value at beginning of year	1.680	1.666	1.659	1.656	1.642	1.631
Unit Value at end of year	1.588	1.571	1.563	1.559	1.543	1.530
Number of units outstanding at end of year	139,375	13,504,310	—	1,942,970	406,693	1,154,279
Growth Portfolio (4/97)
Unit Value at beginning of year	2.045	2.028	2.019	2.015	1.998	1.985
Unit Value at end of year	1.674	1.657	1.648	1.644	1.626	1.614
Number of units outstanding at end of year	600,404	22,467,691	—	3,913,670	770,117	974,148
High Income Portfolio (4/97)
Unit Value at beginning of year	0.934	0.926	0.922	0.920	0.913	0.907
Unit Value at end of year	0.820	0.811	0.807	0.805	0.796	0.790
Number of units outstanding at end of year	45,868	2,043,360	—	481,330	179,122	128,931
Variable Insurance Products Fund II
Asset Manager Portfolio (3/97)
Unit Value at beginning of year	1.517	1.504	1.498	1.495	1.482	1.473
Unit Value at end of year	1.446	1.431	1.424	1.420	1.405	1.394
Number of units outstanding at end of year	63,204	8,751,147	—	744,567	514,150	508,719
Contrafund Portfolio – Service Class 2 (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.951	0.950	0.949	0.949	0.948	0.947
Number of units outstanding at end of year	1,433,561	655	73,676	18,707	—	10,328

A-23

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio— Service Class 2 (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.848	0.847	0.846	0.846	0.845	0.844
Number of units outstanding at end of year	10,715	1,000	1,317	—	—	1,686
Mid Cap Portfolio – Service Class 2 (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.034	1.032	1.032	1.031	1.030	1.029
Number of units outstanding at end of year	194,753	50,422	13,933	—	—	1,660

For 2001, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts. The date shown next to fund name reflects date money first came into the fund through the Separate Account. The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

†	No longer available to new contract owners.

*	Fund’s name has changed – please see prospectus.

(1)	Formerly American Odyssey Funds, Inc.

(2)	Formerly American Odyssey Core Equity Fund.

(3)	Formerly American Odyssey Emerging Opportunities Fund.

(4)	Formerly American Odyssey International Equity Fund.

(5)	Formerly American Odyssey Long-Term Bond Fund. As a result of a merger in 2001, and coinciding with the Fund’s name change, Long-Term Bond Fund acquired the assets and stated liabilities of American Odyssey Global High-Yield Bond Fund and American Odyssey Intermediate-Term Bond Fund.

(6)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

(7)	Formerly Smith Barney International Equity Portfolio.

A-24

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut, 06183-9061.

Name:
Address:

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK.

The Travelers Separate Account QP
For Variable Annuities

L-12549	TIC Ed. 5-2002Printed in U.S.A

Gold Track Select

Prospectus

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company,” “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	Smith Barney Investment Series
High Yield Bond Trust	Smith Barney Large Cap Core Portfolio
Managed Assets Trust	Smith Barney Premier Selections All Cap Growth Portfolio
Money Market Portfolio	Strong Variable Insurance Funds, Inc.
AIM Variable Insurance Funds	Strong Multi Cap Value Fund II
AIM V.I. Premier Equity Fund – Series I(1)	Travelers Series Fund Inc.
CitiStreet Funds, Inc.	AIM Capital Appreciation Portfolio
CitiStreet Diversified Bond Fund – Class I	Alliance Growth Portfolio
CitiStreet International Stock Fund – Class I	MFS Total Return Portfolio
CitiStreet Large Company Stock Fund – Class I	Putnam Diversified Income Portfolio
CitiStreet Small Company Stock Fund – Class I	Smith Barney Aggressive Growth Portfolio
Credit Suisse Trust(2)	Smith Barney High Income Portfolio
Credit Suisse Emerging Markets Portfolio	Smith Barney International All Cap Growth Portfolio
Delaware VIP Trust(3)	Smith Barney Large Capitalization Growth Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
VIP Small Cap Value Series — Standard Class(5)	Disciplined Mid Cap Stock Portfolio
Dreyfus Variable Investment Fund	Equity Income Portfolio
Appreciation Portfolio — Initial Shares	Federated Stock Portfolio
Small Cap Portfolio — Initial Shares	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Appreciation Portfolio	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II	MFS Mid Cap Growth Portfolio
Fundamental Value Portfolio(6)	MFS Research Portfolio
Janus Aspen Series	Social Awareness Stock Portfolio
Aggressive Growth Portfolio — Service Shares	Travelers Quality Bond Portfolio
Balanced Portfolio — Service Shares	U.S. Government Securities Portfolio
Worldwide Growth Portfolio — Service Shares	Utilities Portfolio
PIMCO Variable Insurance Trust	Van Kampen Life Investment Trust
Total Return Portfolio — Administrative Class(6)	Emerging Growth Portfolio — Class II
Putnam Variable Trust	Enterprise Portfolio — Class II
Putnam VT International Growth Fund — Class IB Shares	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund – Class IB Shares	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam VT Voyager II Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Salomon Brothers Variable Series Fund, Inc.	Contrafund® Portfolio — Service Class 2
Capital Fund	Variable Insurance Products Fund III (Fidelity)
Investors Fund	Dynamic Capital Appreciation Portfolio — Service Class 2
Small Cap Growth Fund	Mid Cap Portfolio — Service Class 2
Total Return Fund

______________

(1)	Formerly AIM V.I. Value Fund.	(4)	Formerly REIT Series
(2)	Formerly Credit Suisse Warburg Pincus Trust	(5)	Formerly Small Cap Value Series
(3)	Formerly Delaware Group Premium Fund	(6)	Formerly Total Return Bond Portfolio

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus Dated: May 1, 2002

Index of Special Terms	2	Variable Annuity	30
Summary	3	Fixed Annuity	30
Fee Table	6	Election of Options	30
Condensed Financial Information	16	Retired Life Certificate	31
The Annuity Contract	16	Allocation of Cash Surrender Value During the
Contract Owner Inquiries	16	Annuity Period	31
Allocated Contracts	16	Annuity Options	31
Unallocated Contracts	16	Variable Liquidity Benefit	32
Purchase Payments	16	Miscellaneous Contract Provisions	32
Accumulation Units	17	Right to Return	32
The Variable Funding Options	17	Termination of Allocated Contracts	32
Charges and Deductions	22	Contract Exchanges	33
General	22	Suspension of Payments	33
Withdrawal Charge	23	The Separate Account	33
Free Withdrawal Allowance	24	Performance Information	34
Mortality and Expense Risk Charge	24	Standardized Method	34
Variable Liquidity Benefit Charges	24	Nonstandardized Method	34
Variable Funding Option Expenses	24	General	34
Premium Tax	24	Federal Tax Considerations	35
Changes in Taxes Based Upon Premium or		Non-Resident Aliens	35
Value	25	General Taxation of Annuities	35
Administrative Charge	25	Qualified Annuity Contracts	35
TPA Administrative Charges	25	Penalty Tax for Premature Distributions	35
Transfers	25	Diversification Requirements	35
Dollar Cost Averaging	26	Ownership of the Investments	36
Asset Allocation Advice	27	Mandatory Distributions for Qualified Plans	36
Access to your Money	27	Taxation of Death Benefit Proceeds	36
Systematic Withdrawals	27	Other Information	36
Ownership Provisions	27	The Insurance Company	36
Types of Ownership	27	Distribution of Variable Annuity Contracts	36
Beneficiary	28	Conformity with State and Federal Laws	36
Death Benefit	28	Voting Rights	37
Death Benefit Proceeds Prior to Maturity Date	28	Contract Modification	37
Payment of Proceeds	29	Legal Proceedings	37
Death Benefit Proceeds After Maturity Date	29	APPENDIX A: Condensed Financial Information	A-1
The Annuity Period	29	APPENDIX B: Contents of the Statement Of
Maturity Date	29	Additional Information	B-1
Allocation of Annuity	29	APPENDIX C: Texas Optional Retirement Plan
		Participants	C-1

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period	7	Contract Year	7
Accumulation Unit	7	Death Report Date	19
Annuitant	18	Fixed Account	3
Annuity Commencement Date	7	Individual Account
Annuity Payments	3	Maturity Date	20
Annuity Unit	8	Net Investment Rate	21
Cash Surrender Value	18	Participant	3
Cash Value	3	Purchase Payment	7
Certificate	22	Underlying Fund	8
Contract Date	7	Variable Funding Options	15
Contract Owner	18	Written Request	3
Contract Value	7

2

Summary:
Travelers Gold Track Select Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue certificates to the individual participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a Right to Return Period? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

3

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may also transfer between the Fixed Account and the non-competing variable funding options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any contract year.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the Death Benefit under the Contract? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death. Please refer to the Death Benefit section of the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
4

    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
5

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Maximum Transaction Expenses

Surrender Charge	Contract / Certificate Year	Percentage
As a percentage of amount surrendered	0-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 6% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Maximum Annual Separate Account Charges

Mortality & Expense Risk Charge	1.20%
(As a percentage of average daily net assets of the Separate Account)

Other Annual Charges

Funding Option Administrative Charge	0.10%
(As a percentage of amounts allocated to the variable funding options under allocated contracts)

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

6

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	-	0.09%	0.84%
High Yield Bond Trust	0.50%	-	0.23%	0.73%
Managed Assets Trust	0.50%	-	0.09%	0.59%
Money Market Portfolio	0.32%	-	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	-	0.25%	0.85%(2)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	-	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	-	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	-	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	-	0.20%	0.77%
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	-	1.45%	1.90%
CitiStreet International Stock Fund — Class I	0.67%	-	1.44%	2.11%
CitiStreet Large Company Stock Fund — Class I	0.57%	-	1.37%	1.94%
CitiStreet Small Company Stock Fund — Class I	0.57%	-	1.45%	2.02%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	-	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	-	0.14%	0.89%(4)
VIP Small Cap Value Series – Standard Class	0.73%	-	0.11%	0.84%(5)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	-	0.03%	0.78%(6)
Small Cap Portfolio — Initial Shares	0.75%	-	0.04%	0.79%(6)
Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1†	0.63%	-	0.08%	0.71%(7)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	-	0.02%	0.77%(8)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(8)
Fundamental Value Portfolio	0.75%	-	0.02%	0.77%(8)
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
The Montgomery Funds III
Montgomery Variable Series – Growth Fund†	1.00%	-	0.25%	1.25%(9)
OCC Accumulation Trust
Equity Portfolio†	0.80%	-	0.13%	0.93%(10)
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	-	0.40%	0.65%(11)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	-	0.17%	1.00%(12)
Investors Fund	0.70%	-	0.12%	0.82%(13)
Small Cap Growth Fund	0.75%	-	0.72%	1.47%(14)
Total Return Fund	0.66%	-	0.34%	1.00%(15)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	-	0.18%	0.93%(20)
Smith Barney Premier Selection All Cap Growth Portfolio	0.75%	-	0.20%	0.95%(16)
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	0.65%	-	0.55%	1.20%(17)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	-	0.13%	0.83%
Equity Income Portfolio	0.75%	-	0.04%	0.79%(18)
Federated High Yield Portfolio**	0.65%	-	0.24%	0.89%
Federated Stock Portfolio	0.63%	-	0.18%	0.81%
Large Cap Portfolio	0.75%	-	0.04%	0.79%(19)
Lazard International Stock Portfolio	0.83%	-	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	-	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	-	0.12%	0.92%
MFS Research Portfolio	0.80%	-	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	-	0.13%	0.74%
Travelers Quality Bond Portfolio	0.32%	-	0.13%	0.45%
U.S. Government Securities Portfolio	0.32%	-	0.13%	0.45%
Utilities Portfolio	0.65%	-	0.16%	0.81%
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	-	0.03%	0.83%(19)
Alliance Growth Portfolio	0.80%	-	0.02%	0.82%(17)
MFS Total Return Portfolio	0.80%	-	0.03%	0.83%(17)
Putnam Diversified Income Portfolio	0.75%	-	0.15%	0.90%(17)
Smith Barney Aggressive Growth Portfolio	0.80%	-	0.04%	0.84%(17)
Smith Barney High Income Portfolio	0.60%	-	0.07%	0.67%(17)
Smith Barney International All Cap Growth Portfolio	0.90%	-	0.10%	1.00%(17)
Smith Barney Large Cap Value Portfolio**	0.65%	-	0.02%	0.67%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	-	0.03%	0.78%(17)
Smith Barney Money Market Portfolio**	0.50%	-	0.03%	0.53%(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(18)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	-	0.15%	0.90%(19)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(20)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(21)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(22)

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors.

†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about May 30, 2002, subject to the approval of the SEC.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio's fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

9

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%, exclusive of taxes, interest, brokerage commission, distribution fees, and extraordinary expenses. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(7)	The fund administration fee is paid indirectly through the Management Fee for Templeton Global Income Securities Fund – Class 1.

(8)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(9)	Montgomery Asset Management has contractually agreed to reduce its fees and/or expenses to limit the Fund’s total annual operating expenses (excluding interest and tax expenses) to 1.25%

(10)	Total Annual Operating Expenses include expenses offset by earnings and fee credits from the custodian bank.

(11)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(13)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(14)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(15)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(16)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(17)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors. Without the waiver of the Management Fee the Total Annual Operating Expenses would have been 1.30%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

10

(20)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(21)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(22)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(23)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(21)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(22)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

11

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue.

Example with Surrender Charges (percentage of amount surrendered)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	73	111	149	247	22	67	115	247
High Yield Bond Trust	72	107	144	236	21	64	109	236
Managed Assets Trust	71	103	137	221	19	59	102	221
Money Market Portfolio (Travelers)	69	98	128	201	17	54	92	201
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	73	111	150	248	22	67	115	248
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	71	105	140	227	20	61	105	227
CitiStreet International Stock Fund — Class I	73	111	150	249	22	68	116	249
CitiStreet Large Company Stock Fund — Class I	72	106	142	232	20	62	107	232
CitiStreet Small Company Stock Fund — – Class I	72	108	146	240	21	65	111	240
CitiStreet Funds, Inc.**(Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	83	141	200	350	32	99	167	350
CitiStreet International Stock Fund — Class I	85	147	210	369	34	105	177	369
CitiStreet Large Company Stock Fund — Class I	84	142	202	354	33	100	169	354
CitiStreet Small Company Stock Fund — Class I	84	144	206	361	33	102	173	361
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	78	127	177	303	27	84	143	303
Delaware VIP Trust
VIP REIT Series – Standard Class	74	112	152	252	22	69	117	252
VIP Small Cap Value Series – Standard Class	73	111	149	247	22	67	115	247
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	73	109	147	241	21	65	112	241
Small Cap Portfolio — Initial Shares	73	109	147	242	21	65	112	242
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	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1††	72	107	143	234	20	63	108	234
Greenwich Street Series Fund
Appreciation Portfolio	72	108	146	240	21	65	111	240
Equity Index Portfolio — Class II Shares	70	100	132	211	18	56	97	211
Fundamental Value Portfolio	72	108	146	240	21	65	111	240
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	74	113	153	255	23	69	119	255
Balanced Portfolio — Service Shares	74	113	153	254	22	69	118	254
Worldwide Growth Portfolio — Service Shares	74	113	154	257	23	70	120	257
The Montgomery Funds III
Montgomery Variable Series: Growth Fund††	77	122	169	289	26	79	136	289
OCC Accumulation Trust
Equity Portfolio††	74	113	154	256	23	70	119	256
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	71	105	140	227	20	61	105	227
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	76	121	167	283	25	78	133	283
Putnam VT Small Cap Value Fund — Class IB Shares	78	125	174	298	27	82	141	298
Putnam VT Voyager II Fund — Class IB Shares	81	136	192	334	30	93	159	334
Salomon Brothers Variable Series Fund Inc.
Capital Fund	75	115	157	264	23	72	123	264
Investors Fund	73	110	148	245	22	66	114	245
Small Cap Growth Fund	79	129	180	310	28	86	146	310
Total Return Fund	75	115	157	264	23	72	123	264
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	74	113	154	256	23	70	119	256
Smith Barney Premier Selections All Cap Growth Portfolio	74	114	155	258	23	70	120	258
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	77	121	167	284	25	78	133	284
13

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	73	110	149	246	22	67	114	246
Equity Income Portfolio	73	109	147	242	21	65	112	242
Federated High Yield Portfolio +	74	112	152	252	22	69	117	252
Federated Stock Portfolio	73	110	148	244	21	66	113	244
Large Cap Portfolio	73	109	147	242	21	65	112	242
Lazard International Stock Portfolio	75	115	158	265	23	72	124	265
MFS Emerging Growth Portfolio	74	112	152	252	22	69	117	252
MFS Mid Cap Growth Portfolio	74	113	153	255	23	69	119	255
MFS Research Portfolio	74	113	153	255	23	69	119	255
Social Awareness Stock Portfolio	72	108	145	237	21	64	110	237
Travelers Quality Bond Portfolio	69	99	130	206	18	55	95	206
U.S. Government Securities Portfolio	69	99	130	206	18	55	95	206
Utilities Portfolio	73	110	148	244	21	66	113	244
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	73	110	149	246	22	67	114	246
Alliance Growth Portfolio	73	110	148	245	22	66	114	245
MFS Total Return Portfolio	73	110	149	246	22	67	114	246
Putnam Diversified Income Portfolio	74	112	152	253	22	69	118	253
Smith Barney Aggressive Growth Portfolio	73	111	149	247	22	67	115	247
Smith Barney High Income Portfolio	72	106	141	230	20	62	106	230
Smith Barney International All Cap Growth Portfolio	75	115	157	264	23	72	123	264
Smith Barney Large Cap Value Portfolio +	72	106	141	230	20	62	106	230
Smith Barney Large Capitalization Growth Portfolio	73	109	147	241	21	65	112	241
Smith Barney Money Market Portfolio†	70	101	134	215	19	58	99	215
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	75	115	158	265	23	72	124	265
Enterprise Portfolio Class II Shares	73	111	150	248	22	67	115	248
14

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	74	112	152	253	22	69	118	253
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	74	112	152	253	22	69	118	253
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	81	135	190	330	30	92	157	330
Mid Cap Portfolio — Service Class 2	74	112	151	251	22	68	117	251
+	Closed to new investors.

††	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about May 30, 2002, subject to the approval of the SEC.

15

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Select Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as the Annuity Commencement Date” in your Contract.). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. We hold all purchase payments under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

Purchase Payments

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

16

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Options	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust**	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio*	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
A.I.M V.I. Premier Equity Fund – Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.

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Investment Options	Investment Objective	Investment Adviser/Subadviser
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management LLC. (“CitStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SSgA
CitiStreet Large Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management LLC, and SSgA
CitiStreet Small Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management Company; SBAM; and SSgA
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).	Delaware Management Company, Inc.
VIP Small Cap Value Series — Standard Class	Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small cap companies.	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in stocks of small-cap companies. Small-cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase..	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1††	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

18

Investment Options	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
Montgomery Funds III
Montgomery Variable Series: Growth Fund††	Seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes, and emphasizes companies having market capitalizations of $1 billion or more.	Montgomery Asset Management
OCC Accumulation Trust
Equity Portfolio††	Seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the adviser to be undervalued in the marketplace in relation to factors such as the companies’ assets or earnings.	OpCap Advisors
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio or Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)

19

Investment Options	Investment Objective	Investment Adviser/Subadviser
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell Growth 2000 Index.	SBAM
Total Return Fund**	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	Seeks long-term capital appreciation. Current income is a secondary objective when selecting investments. The goal is to identify stocks that provide above-average earnings growth prospects at a price-to-earnings ratio lower than that of the S&P 500.	Strong Capital Management Inc.
Travelers Series Fund Inc
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio**	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Money Market Portfolio*†	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 share price.	SBFM
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO

20

Investment Options	Investment Objective	Investment Adviser/Subadviser
Equity Income Portfolio	Seeks reasonable income by investing at least 65% in income-producing equity securities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio*†	Seeks high current income by investing primarily in a professionally managed , diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securties of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income, moderate capital volatility and total return	TAMIC
U.S. Government Securities Portfolio*	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM

21

Investment Options	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management
Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	Van Kampen Asset Management
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic CapitalAppreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

______________

†	Closed to new investors.

††	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about May 30, subject to the approval of the SEC.

*	The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to your contract for transfer restrictions.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.
22

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

(a)	The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

(b)	Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants; and

(c)	The expected level of commission we may pay to the agent or TPA for distribution expenses; and

(d)	Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

23

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of participant
    severance from employment by participant
    loans (if available)
    hardship (as defined by the Code) suffered by the participant death of participant
    disability (as defined by the Code) of participant
    return of excess plan contributions
    minimum required distributions, generally when participant reaches age 70½
    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk (“M&E”) charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

24

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

(b)	Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

(c)	TPA and/or agent involvement.

TPA Administrative Charges

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

               2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.
25

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements. You may also transfer between the Fixed Account and the variable funding options at least once every six months, provided the amount is not greater than 20% of the Fixed Account value on that date.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

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Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate disclosure statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner’s account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See “Federal Tax Considerations.”)

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner (you). If a group “allocated” contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the contract owner, or to the group participant, as applicable. The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified Contract, the owner and the annuitant must always be the same person, and there can only be one contract owner.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

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Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless we receive other instructions, by written request before the death of the annuitant or contract owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

DEATH BENEFIT

Before the maturity date, (also referred to as the “annuity commencement date”),generally, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives due proof of death (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written request to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.

Death Benefit Proceeds Prior To Maturity Date

Allocated Contract. If the participant dies before the maturity date and before reaching age 75, the death benefit payable will be the greater of:

(a)	the cash value of the participant’s individual account; or

(b)	the total purchase payments under that participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

Unallocated Contract. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

a)	the cash value attributable to the participant under the Contract; or

b)	the total purchase payments attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

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Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.		Yes
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the contract owner, or the beneficiary, as provided in the plan.

THE ANNUITY PERIOD

Maturity Date (Annuity Commencement Date)

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the

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accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, if your net investment rate corresponds to an annual interest rate of 3%, this means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

Election of Options

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

(a)	the participant’s name, address, date of birth, social security number;

(b)	the amount to be distributed;

(c)	the annuity option which is to be purchased;

(d)	the date the annuity option payments are to begin;

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(e)	if the form of the annuity provides a death benefit in the event of the participant’s death, the name, relationship and address of the beneficiary as designated by you; and

(f)	any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the participant’s cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision “Transfers of Cash Value Between Funding Options,” in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

(b)	and is

(1)	the number of annuity units represented by each payment; times

(2)	the number of payments made;

and for a Fixed Annuity:

(a)	is the cash value applied on the maturity date under this option; and

(b)	is the dollar amount of annuity payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons

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will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 — Fixed Payments for a Fixed Period of 120, 180, or 240 Months. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 — Other Annuity Options. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the cash value we return may be greater or less than your purchase payment.

The right to return described above does not apply to participants in unallocated contracts or in the Texas Optional Retirement Program.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refers to the group contract owner.

Under the allocated Contracts, if the cash value in a participant’s individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that participant’s individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the cash value of the Contract is less than the termination amount; or

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(b)	we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

(c)	we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the contract owner’s written request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract; and

(b)	pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you or distribute the cash surrender value of each participant’s individual account as described in the settlement provisions section at your direction; and

(c)	pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account’s cash surrender value from one funding option to any contract not issued by us.

(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNT

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

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All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable surrender charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. These returns also do not reflect the surrender charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

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FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

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Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by

36

the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Contract Modification

We reserve the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

The Travelers Insurance Company

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violation of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court’s decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals, which was granted in May 1999. In September 1999, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

37

XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%,1.15% and1.20%, respectively.

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Capital Appreciation Fund
Unit Value at beginning of year	1.000	1.000	1.028	1.000	1.000	1.000
Unit Value at end of year	1.290	1.285	1.285	1.282	1.279	1.028
Number of units outstanding at end of year	68,643	126,822	1,445,911	58,734	350,624	293,629
High Yield Bond Trust
Unit Value at beginning of year	1.000	1.000	1.031	1.000	1.000	1.000
Unit Value at end of year	1.196	1.191	1.191	1.188	1.186	1.031
Number of units outstanding at end of year	197	7,092	28,158	3,683	3,815	6,520
Managed Assets Trust
Unit Value at beginning of year	1.000	1.000	1.043	1.000	1.000	1.000
Unit Value at end of year	1.258	1.254	1.253	1.250	1.247	1.043
Number of units outstanding at end of year	5,565	74,574	287,178	12,488	223,823	78,508
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.000	1.000	1.080	1.000	1.000	1.000
Unit Value at end of year	1.417	1.412	1.411	1.408	1.405	1.080
Number of units outstanding at end of year	1,292	185,044	2,781,580	95,491	42,002	496,794
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	1.000	1.000	0.885	1.000	1.000	1.000
Unit Value at end of year	0.942	0.939	0.938	0.936	0.934	0.885
Number of units outstanding at end of year	5,090	129,811	2,458,031	24,064	33,718	404,384
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.062	1.062	1.059	1.057	1.010
Number of units outstanding at end of year		29,906	472,674	4,094	5,622	116,408
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.107	1.000	1.000	1.000
Unit Value at end of year		1.083	1.083	1.080	1.078	1.017
Number of units outstanding at end of year		58,486	940,500	12,156	10,975	195,701

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

American Odyssey International Equity Fund
Unit Value at beginning of year	1.000	1.000	1.091	1.000	1.000	1.000
Unit Value at end of year	1.141	1.136	1.136	1.133	1.131	1.091
Number of units outstanding at end of year	3,405	145,853	1,647,285	25,147	16,165	239,079
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.022	1.000	1.000	1.000
Unit Value at end of year		1.135	1.135	1.132	1.130	1.022
Number of units outstanding at end of year		115,168	1,504,310	24,590	22,291	232,943
Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.065	1.000	1.000	1.000
Unit Value at end of year	1.367	1.362	1.361	1.358	1.355	1.065
Number of units outstanding at end of year	10,959	27,182	315,371	25,227	46,772	44,777
MFS Total Return Portfolio
Unit Value at beginning of year	1.000	1.000	1.045	1.000	1.000	1.000
Unit Value at end of year	1.260	1.256	1.255	1.252	1.249	1.045
Number of units outstanding at end of year	9,157	11,241	20,522	23,942	89,438	2,087
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.000	1.000	1.019	1.000	1.000	1.000
Unit Value at end of year	1.092	1.088	1.088	1.085	1.083	1.019
Number of units outstanding at end of year	6,058	1,776	36,214	2,136	17,658	12,636
Smith Barney High Income Portfolio
Unit Value at beginning of year	—	1.000	1.042	1.000	1.000	1.000
Unit Value at end of year		1.176	1.176	1.173	1.171	1.042
Number of units outstanding at end of year		3,775	34,790	2,552	6,261	278
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.000	1.000	1.017	1.000	1.000	1.000
Unit Value at end of year	1.040	1.036	1.035	1.033	1.031	1.017
Number of Units outstanding at end of year	6,580	17,229	97,802	4,658	5,601	8,808
Smith Barney Large Cap Value Portfolio
Unit Value at beginning of year	1.000	1.000	1.058	1.000	1.000	1.000
Unit Value at end of year	1.334	1.329	1.328	1.324	1.322	1.058
Number of units outstanding at end of year	7,515	75,718	1,048,182	9,074	51,250	270,469
Smith Barney Money Market Portfolio
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.052	1.051	1.048	1.047	1.010
Number of units outstanding at end of year		19,062	124,936	24,063	39,703	56,124

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

The Travelers Series Trust
Equity Income Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		1.062		1.061	1.060
Number of units outstanding at end of year		66,733		3,543	2,047
Federated High Yield Portfolio (10/97)*
Unit Value at beginning of year	—	1.000	—	1.000	—	n/a
Unit Value at end of year		1.011		1.010
Number of units outstanding at end of year		3,118		123
Federated Stock Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		1.083		1.082	1.081
Number of units outstanding at end of year		21,106	1,133	205
Large Cap Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	—	n/a
Unit Value at end of year		1.028		1.027
Number of units outstanding at end of year		15,144		3,857
Lazard International Stock Portfolio (8/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		0.979		0.978	0.978
Number of units outstanding at end of year		3,686		896	513
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.000	1.000	1.036	1.000	1.000	1.000
Unit Value at end of year	1.311	1.307	1.306	1.303	1.300	1.036
Number of units outstanding at end of year	1,465	6,831	124,610	4,603	58,974	35,689
Travelers Quality Bond Portfolio (9/97)*
Unit Value at beginning of year	—	—	1.000	1.000	1.000	n/a
Unit Value at end of year			1.020	1.020	1.019
Number of units outstanding at end of year			5,949	9,879	9,055
U.S. Government Securities Portfolio
Unit Value at beginning of year	—	1.000	1.025	1.000	1.000	1.000
Unit Value at end of year		1.145	1.144	1.141	1.139	1.025
Number of units outstanding at end of year		3,011	81,229	2,710	14,373	51,072

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Utilities Portfolio
Unit Value at beginning of year	1.000	1.000	1.034	1.000	1.000	1.000
Unit Value at end of year	1.289	1.284	1.283	1.280	1.278	1.034
Number of units outstanding at end of year	1,494	1,816	23,673	538	462	7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

†	For this time period, “Number of units outstanding at end of year” may include annuity units.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1)	As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2)	The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund
Unit Value at beginning of year	1.290	1.287	1.285	1.285	1.282	1.279
Unit Value at end of year	2.073	2.063	2.059	2.056	2.047	2.040
Number of units outstanding at end of year	413,409	241,615	2,581,625	2,358,987	429,279	961,744
Dreyfus Stock Index Fund
Unit Value at beginning of year	1.424	1.421	1.419	1.418	1.415	1.412
Unit Value at end of year	1.815	1.807	1.803	1.801	1.793	1.787
Number of units outstanding at end of year	138,866	33	—	2,284,987	257,393	1,121,361
High Yield Bond Trust
Unit Value at beginning of year	1.196	1.193	1.191	1.191	1.188	1.186
Unit Value at end of year	1.267	1.261	1.258	1.257	1.251	1.247
Number of units outstanding at end of year	533	3,334	255,952	54,195	33,994	28,684
Managed Assets Trust
Unit Value at beginning of year	1.258	1.255	1.254	1.253	1.250	1.247
Unit Value at end of year	1.519	1.512	1.509	1.507	1.500	1.495
Number of units outstanding at end of year	23,844	51,150	1,472,171	602,633	146,528	299,403
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.013	1.012	1.012	1.012	1.011	1.011
Number of units outstanding at end of year	—	16,146	9,415	—	3,453	—
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.417	1.414	1.412	1.411	1.408	1.405
Unit Value at end of year	1.628	1.620	1.617	1.615	1.608	1.603
Number of units outstanding at end of year	58,294	1,060,046	3,149,947	3,478,529	347,272	153,298
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	0.942	0.940	0.939	0.938	0.936	0.934
Unit Value at end of year	0.856	0.852	0.850	0.849	0.845	0.842
Number of units outstanding at end of year	70,995	1,040,352	2,811,132	3,784,469	236,065	68,535
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	1.066	1.064	1.062	1.062	1.059	1.057
Unit Value at end of year	1.020	1.015	1.013	1.012	1.007	1.004
Number of units outstanding at end of year	3,181	320,821	770,544	1,102,248	64,167	14,668
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	1.087	1.085	1.083	1.083	1.080	1.078
Unit Value at end of year	1.172	1.167	1.164	1.163	1.158	1.154
Number of units outstanding at end of year	1,407	520,065	1,072,949	1,143,580	55,670	30,548

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey International Equity Fund
Unit Value at beginning of year	1.141	1.138	1.136	1.136	1.133	1.131
Unit Value at end of year	1.302	1.297	1.294	1.292	1.286	1.282
Number of units outstanding at end of year	20,676	791,438	2,315,866	2,595,394	210,146	35,028
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	1.140	1.137	1.135	1.135	1.132	1.130
Unit Value at end of year	1.235	1.230	1.227	1.226	1.220	1.216
Number of units outstanding at end of year	6,982	872,955	2,127,335	2,268,910	154,138	50,376
Delaware Group Premium Fund, Inc.
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.121	1.120	1.119	1.120	1.120	1.119
Number of units outstanding at end of year	—	2,407	—	3,994	—	124
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.077	1.076	1.076	1.075	1.074	1.074
Number of units outstanding at end of year	502	60,832	18,841	6,816	1,944	—
Small Cap Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.199	1.198	1.198	1.198	1.197	1.196
Number of units outstanding at end of year	—	1,748	2,563	—	1,114	6,726
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.071	1.071	1.070	1.070	1.070	1.070
Number of units outstanding at end of year	—	—	338	—	—	—
OCC Accumulation Trust
Equity Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.146	1.145	1.145	1.145	1.144	1.144
Number of units outstanding at end of year	—	—	2,056	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Salomon Brothers Variable Capital Fund (10/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.147	1.146	1.146	1.146	1.146	1.145
Number of units outstanding at end of year	—	4,438	246	—	164	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Investors Fund (10/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.206	1.206	1.206	1.205	1.205	1.204
Number of units outstanding at end of year	—	1,374	—	—	—	—
Salomon Brothers Variable Total Return Fund (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.060	1.059	1.059	1.059	1.058	1.058
Number of units outstanding at end of year	—	6,719	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.291	1.291	1.290	1.290	1.289	1.289
Number of units outstanding at end of year	—	1,963	325	—	41	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.367	1.363	1.362	1.361	1.358	1.355
Unit Value at end of year	1.753	1.746	1.742	1.740	1.732	1.726
Number of units outstanding at end of year	32,748	66,181	1,050,338	571,621	201,618	121,866
MFS Total Return Portfolio
Unit Value at beginning of year	1.260	1.257	1.256	1.255	1.252	1.249
Unit Value at end of year	1.399	1.393	1.390	1.388	1.382	1.377
Number of units outstanding at end of year	67,299	85,454	338,122	38,600	114,873	90,723
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.092	1.090	1.088	1.088	1.085	1.083
Unit Value at end of year	1.093	1.088	1.086	1.084	1.080	1.076
Number of units outstanding at end of year	31,397	36,325	95,775	46,716	89,751	82,211
Smith Barney High Income Portfolio
Unit Value at beginning of year	1.180	1.178	1.176	1.176	1.173	1.171
Unit Value at end of year	1.179	1.173	1.171	1.170	1.165	1.161
Number of units outstanding at end of year	—	2,810	131,098	44,716	14,828	38,681
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.040	1.037	1.036	1.035	1.033	1.031
Unit Value at end of year	1.101	1.096	1.093	1.092	1.087	1.083
Number of units outstanding at end of year	13,292	4,211	180,603	118,339	54,366	18,937
Smith Barney Large Capitalization Growth Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.314	1.313	1.313	1.313	1.312	1.311
Number of units outstanding at end of year	—	—	4,942	—	—	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Cap Value Portfolio (5/98)*
Unit Value at beginning of year	1.334	1.330	1.329	1.328	1.324	1.322
Unit Value at end of year	1.456	1.449	1.446	1.445	1.438	1.433
Number of units outstanding at end of year	21,635	7,331	509,575	1,199,090	81,366	190,418
Smith Barney Money Market Portfolio (5/98)*
Unit Value at beginning of year	1.056	1.053	1.052	1.051	1.048	1.047
Unit Value at end of year	1.102	1.097	1.095	1.094	1.089	1.085
Number of units outstanding at end of year	—	2,799	296,260	433,846	371,996	237,923
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.222	1.289	1.289	1.288	1.288	1.287
Number of units outstanding at end of year	9	1,037	—	—	111	—
Disciplined Small Cap Stock Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.091	1.091	1.088	1.091	1.087	1.090
Number of units outstanding at end of year	—	—	113	—	172	—
Equity Income Portfolio
Unit Value at beginning of year	1.063	1.062	1.062	1.062	1.061	1.060
Unit Value at end of year	1.187	1.184	1.182	1.182	1.178	1.176
Number of units outstanding at end of year	—	86,915	2,633,036	—	163,749	27,697
Federated High Yield Portfolio
Unit Value at beginning of year	1.011	1.011	1.011	1.011	1.010	1.010
Unit Value at end of year	1.053	1.050	1.049	1.048	1.046	1.044
Number of units outstanding at end of year	—	11,120	99,171	—	5,125	678
Federated Stock Portfolio
Unit Value at beginning of year	1.084	1.083	1.083	1.083	1.082	1.081
Unit Value at end of year	1.270	1.266	1.264	1.263	1.259	1.257
Number of units outstanding at end of year	—	8,544	591,770	—	14,772	972
Large Cap Portfolio
Unit Value at beginning of year	1.029	1.028	1.028	1.027	1.027	1.026
Unit Value at end of year	1.386	1.382	1.380	1.379	1.375	1.372
Number of units outstanding at end of year	—	10,852	520,424	—	68,162	1,349
Lazard International Stock Portfolio
Unit Value at beginning of year	0.981	0.980	0.979	0.979	0.978	0.978
Unit Value at end of year	1.098	1.095	1.093	1.092	1.089	1.087
Number of units outstanding at end of year	—	6,737	139,586	—	20,939	32,949
MFS Mid Cap Growth Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.213	1.212	1.212	1.212	1.211	1.211
Number of units outstanding at end of year	—	1,512	538	—	—	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Research Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.245	1.245	1.245	1.244	1.244	1.243
Number of units outstanding at end of year	4,261	7,232	214	—	—	—
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.311	1.308	1.307	1.306	1.303	1.300
Unit Value at end of year	1.724	1.716	1.712	1.711	1.703	1.697
Number of units outstanding at end of year	12,064	18,134	417,397	293,875	81,076	157,955
Strategic Stock Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.072	1.071	1.071	1.071	1.070	1.070
Number of units outstanding at end of year	—	—	866	—	—	—
Travelers Quality Bond Portfolio
Unit Value at beginning of year	1.021	1.021	1.020	1.020	1.020	1.019
Unit Value at end of year	1.102	1.099	1.098	1.097	1.094	1.092
Number of units outstanding at end of year	228	32	806	21,396	23,910	101,354
U.S. Government Securities Portfolio
Unit Value at beginning of year	1.149	1.146	1.145	1.144	1.141	1.139
Unit Value at end of year	1.259	1.253	1.250	1.249	1.243	1.239
Number of units outstanding at end of year	6,143	29,647	210,497	145,195	22,572	62,648
Utilities Portfolio
Unit Value at beginning of year	1.289	1.285	1.284	1.283	1.280	1.278
Unit Value at end of year	1.514	1.507	1.504	1.502	1.495	1.490
Number of units outstanding at end of year	6,675	1,413	77,322	43,847	15,300	6,389
Warburg Pincus Trust				s
Emerging Markets Portfolio (10/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.080	1.079	1.079	1.079	1.079	1.078
Number of units outstanding at end of year	—	285	309	—	—	—

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short—Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

†	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (In dollars)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund* (10/96)
Unit Value at beginning of year	2.073	2.063	2.059	2.056	2.047	2.040
Unit Value at end of year	3.163	3.143	3.132	3.127	3.107	3.092
Number of units outstanding at end of year	437,009	215,894	5,825,126	3,623,345	809,231	1,271,961
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.267	1.261	1.258	1.257	1.251	1.247
Unit Value at end of year	1.315	1.306	1.302	1.300	1.292	1.285
Number of units outstanding at end of year	4,573	245,914	715,406	78,777	64,829	42,157
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.519	1.512	1.509	1.507	1.500	1.495
Unit Value at end of year	1.724	1.713	1.708	1.705	1.694	1.686
Number of units outstanding at end of year	95,510	2,139,292	6,231,885	975,651	274,379	362,589
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.013	1.012	1.012	1.012	1.011	1.011
Unit Value at end of year	1.057	1.054	1.053	1.052	1.049	1.047
Number of units outstanding at end of year	—	1,193,784	1,189,996	—	41,317	108
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund (10/96)
Unit Value at beginning of year	1.628	1.620	1.617	1.615	1.608	1.603
Unit Value at end of year	1.613	1.603	1.598	1.595	1.585	1.577
Number of units outstanding at end of year	92,195	5,408,519	12,359,933	4,369,219	763,197	186,669
American Odyssey Emerging Opportunities Fund (10/96)
Unit Value at beginning of year	0.856	0.852	0.850	0.849	0.845	0.842
Unit Value at end of year	1.163	1.155	1.152	1.150	1.142	1.137
Number of units outstanding at end of year	92,398	5,098,615	11,854,378	5,046,010	627,445	91,325
American Odyssey Global High-Yield Bond Fund (10/96)
Unit Value at beginning of year	1.020	1.015	1.013	1.012	1.007	1.004
Unit Value at end of year	1.122	1.115	1.111	1.110	1.102	1.097
Number of units outstanding at end of year	11,641	1,603,123	3,452,649	1,544,303	190,747	18,326
American Odyssey Intermediate-Term Bond Fund (10/96)
Unit Value at beginning of year	1.172	1.167	1.164	1.163	1.158	1.154
Unit Value at end of year	1.183	1.175	1.171	1.169	1.162	1.156
Number of units outstanding at end of year	17,748	2,250,902	4,575,483	1,395,719	169,831	33,765
American Odyssey International Equity Fund (10/96)
Unit Value at beginning of year	1.302	1.297	1.294	1.292	1.286	1.282
Unit Value at end of year	1.716	1.705	1.699	1.696	1.685	1.677
Number of units outstanding at end of year	58,143	5,139,992	9,785,093	3,370,475	564,777	37,869

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey Long-Term Bond Fund (10/96)
Unit Value at beginning of year	1.235	1.230	1.227	1.226	1.220	1.216
Unit Value at end of year	1.194	1.186	1.183	1.181	1.173	1.167
Number of units outstanding at end of year	8,580	4,355,250	9,288,007	2,940,609	415,013	56,766
Delaware Group Premium Fund
REIT Series (1/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.958	0.956	0.955	0.954	0.952	0.951
Number of units outstanding at end of year	—	17,064	31,985	—	2,453	—
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.121	1.120	1.119	1.120	1.120	1.119
Unit Value at end of year	1.060	1.057	1.056	1.055	1.053	1.051
Number of units outstanding at end of year	—	86,532	128,715	—	9,931	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)(2)
Unit Value at beginning of year	1.077	1.076	1.076	1.075	1.074	1.074
Unit Value at end of year	1.193	1.190	1.188	1.187	1.184	1.181
Number of units outstanding at end of year	3,743	6,527,393	5,775,356	67,059	100,924	26,484
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.199	1.198	1.198	1.198	1.197	1.196
Unit Value at end of year	1.467	1.464	1.462	1.461	1.457	1.454
Number of units outstanding at end of year	63,771	363,977	437,132	106,854	44,319	15,312
Greenwich Street Series Fund
Equity Income Portfolio II (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.094	1.093	1.092	1.092	1.091	1.090
Number of units outstanding at end of year	—	1,014,729	1,901,306	—	11,806	4,744
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)
Unit Value at beginning of year	1.071	1.071	1.070	1.070	1.070	1.070
Unit Value at end of year	1.286	1.283	1.281	1.281	1.278	1.275
Number of units outstanding at end of year	—	38,431	77,542	—	43	57
OCC Accumulation Trust
Equity Portfolio (10/98)
Unit Value at beginning of year	1.146	1.145	1.145	1.145	1.144	1.144
Unit Value at end of year	1.168	1.165	1.163	1.163	1.160	1.158
Number of units outstanding at end of year	—	103,534	1,085,047	—	3,604	—

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.147	1.146	1.146	1.146	1.146	1.145
Unit Value at end of year	1.392	1.388	1.387	1.386	1.383	1.380
Number of units outstanding at end of year	—	88,070	200,061	—	6,664	196
Investors Fund (10/98)
Unit Value at beginning of year	1.206	1.206	1.206	1.205	1.205	1.204
Unit Value at end of year	1.339	1.336	1.334	1.333	1.330	1.328
Number of units outstanding at end of year	106	66,421	62,568	4,318	1,501	2.737
Total Return Fund (9/98)
Unit Value at beginning of year	1.060	1.059	1.059	1.059	1.058	1.058
Unit Value at end of year	1.062	1.059	1.058	1.057	1.054	1.052
Number of units outstanding at end of year	—	30,146	128,948	—	1,458	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (9/98)
Unit Value at beginning of year	1.291	1.291	1.290	1.290	1.289	1.289
Unit Value at end of year	1.247	1.244	1.242	1.242	1.238	1.236
Number of units outstanding at end of year	—	15,579	16,658	—	275	—
Travelers Series Fund
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.753	1.746	1.742	1.740	1.732	1.726
Unit Value at end of year	2.305	2.290	2.283	2.279	2.265	2.254
Number of units outstanding at end of year	99,102	3,927,438	4,335,442	776,729	300,983	182,765
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.399	1.393	1.390	1.388	1.382	1.377
Unit Value at end of year	1.427	1.418	1.414	1.411	1.402	1.395
Number of units outstanding at end of year	76,473	1,023,136	1,607,844	113,121	238,310	136,549
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.093	1.088	1.086	1.084	1.080	1.076
Unit Value at end of year	1.098	1.091	1.088	1.086	1.079	1.074
Number of units outstanding at end of year	9,311	278,395	249,302	59,424	139,658	227,738
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.179	1.173	1.171	1.170	1.165	1.161
Unit Value at end of year	1.202	1.194	1.191	1.189	1.181	1.176
Number of units outstanding at end of year	306	230,410	469,907	69,835	19,237	49,357
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.101	1.096	1.093	1.092	1.087	1.083
Unit Value at end of year	1.835	1.823	1.817	1.814	1.803	1.794
Number of units outstanding at end of year	6,115	349,576	1,188,533	209,539	92,095	25,632

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.314	1.313	1.313	1.313	1.312	1.311
Unit Value at end of year	1.709	1.704	1.702	1.701	1.697	1.693
Number of units outstanding at end of year	—	649,086	663,945	87,242	51,499	1,853
Smith Barney Large Cap Value Portfolio (10/98)*
Unit Value at beginning of year	1.456	1.449	1.446	1.445	1.438	1.433
Unit Value at end of year	1.448	1.439	1.434	1.432	1.423	1.416
Number of units outstanding at end of year	64,998	77,050	896,535	1,338,259	107,554	218,475
Smith Barney Money Market Portfolio (10/98)*
Unit Value at beginning of year	1.102	1.097	1.095	1.094	1.089	1.085
Unit Value at end of year	1.148	1.141	1.137	1.135	1.128	1.122
Number of units outstanding at end of year	504,494	42,339	700,936	905,258	152,444	462,445
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.222	1.289	1.289	1.288	1.288	1.287
Unit Value at end of year	1.454	1.451	1.449	1.448	1.444	1.442
Number of units outstanding at end of year	5,028	45,075	240,631	3.806	1.943	542
Disciplined Small Cap Stock Portfolio (11/98)
Unit Value at beginning of year	1.091	1.091	1.088	1.091	1.087	1.090
Unit Value at end of year	1.306	1.303	1.301	1.301	1.298	1.296
Number of units outstanding at end of year	515	6,963	38,065	3,028	1,707	—
Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.187	1.184	1.182	1.182	1.178	1.176
Unit Value at end of year	1.238	1.232	1.229	1.228	1.222	1.217
Number of units outstanding at end of year	—	2,144,584	6,669,310	—	312,472	57,889
Federated High Yield Portfolio (10/97)*
Unit Value at beginning of year	1.053	1.050	1.049	1.048	1.046	1.044
Unit Value at end of year	1.079	1.074	1.072	1.070	1.066	1.062
Number of units outstanding at end of year	—	38,465	218,380	—	12,756	3,860
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.270	1.266	1.264	1.263	1.259	1.257
Unit Value at end of year	1.329	1.323	1.320	1.318	1.311	1.307
Number of units outstanding at end of year	—	269,231	1,413,168	—	61,526	4,170
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.386	1.382	1.380	1.379	1.375	1.372
Unit Value at end of year	1.782	1.773	1.769	1.767	1.758	1.752
Number of units outstanding at end of year	—	2,550,992	4,955,852	—	234,329	7,759

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.098	1.095	1.093	1.092	1.089	1.087
Unit Value at end of year	1.328	1.322	1.319	1.317	1.311	1.306
Number of units outstanding at end of year	—	369,840	440,369	—	65,435	36,439
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.213	1.212	1.212	1.212	1.211	1.211
Unit Value at end of year	1.979	1.974	1.972	1.971	1.966	1.962
Number of units outstanding at end of year	415	233,024	154,186	9,187	1,622	—
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.245	1.245	1.245	1.244	1.244	1.243
Unit Value at end of year	1.531	1.527	1.525	1.524	1.521	1.518
Number of units outstanding at end of year	18,357	301,212	120,603	4,975	1,167	350
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.724	1.716	1.712	1.711	1.703	1.697
Unit Value at end of year	1.985	1.972	1.966	1.963	1.950	1.941
Number of units outstanding at end of year	40,351	608,076	2,313,144	497,383	139,985	229,469
Strategic Stock Portfolio (9/98)
Unit Value at beginning of year	1.072	1.071	1.071	1.071	1.070	1.070
Unit Value at end of year	1.118	1.115	1.114	1.113	1.110	1.108
Number of units outstanding at end of year	—	4,596	324,249	5,368	1,500	334
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.102	1.099	1.098	1.097	1.094	1.092
Unit Value at end of year	1.107	1.102	1.100	1.098	1.093	1.090
Number of units outstanding at end of year	1,221	151,498	382,500	22,006	106,388	139,811
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.259	1.253	1.250	1.249	1.243	1.239
Unit Value at end of year	1.199	1.192	1.188	1.186	1.178	1.172
Number of units outstanding at end of year	—	110,708	880,918	206,083	74,915	110,011
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.514	1.507	1.504	1.502	1.495	1.490
Unit Value at end of year	1.503	1.494	1.489	1.487	1.477	1.470
Number of units outstanding at end of year	8,345	118,785	375,024	99,467	65,548	5,986

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Warburg Pincus Trust
Emerging Markets Portfolio (10/98)
Unit Value at beginning of year	1.080	1.079	1.079	1.079	1.079	1.078
Unit Value at end of year	1.947	1.942	1.940	1.939	1.934	1.931
Number of units outstanding at end of year	—	96,131	130,887	—	1,865	229

Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

†	For this time period, the “Number of units outstanding at end of year” may include annuity units.

*	No longer available to new contract owners.

(1)	The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

(2)	Formerly Capital Appreciation Portfolio

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)†
Unit Value at beginning of year	3.163	3.143	3.132	3.127	3.107	3.092
Unit Value at end of year	2.456	2.435	2.425	2.420	2.400	2.385
Number of units outstanding at end of year	996,560	30,028,515	8,351,011	4,588,594	909,468	1,555,883
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.315	1.306	1.302	1.300	1.292	1.285
Unit Value at end of year	1.319	1.308	1.303	1.300	1.289	1.281
Number of units outstanding at end of year	8,718	888,540	1,041,038	90,889	110,433	48,596
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.724	1.713	1.708	1.705	1.694	1.686
Unit Value at end of year	1.686	1.672	1.665	1.662	1.648	1.637
Number of units outstanding at end of year	766,016	8,300,280	10,503,987	1,211,674	459,189	401,308
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.057	1.054	1.053	1.052	1.049	1.047
Unit Value at end of year	1.116	1.111	1.108	1.107	1.102	1.098
Number of units outstanding at end of year	3,181	1,314,965	1,855,767	—	100,623	—
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund (10/96)
Unit Value at beginning of year	1.613	1.603	1.598	1.595	1.585	1.577
Unit Value at end of year	1.364	1.352	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	118,559	22,023,243	21,922,794	5,971,119	1,661,400	246,823
American Odyssey Emerging Opportunities Fund (10/96)
Unit Value at beginning of year	1.163	1.155	1.152	1.150	1.142	1.137
Unit Value at end of year	1.273	1.262	1.257	1.254	1.243	1.236
Number of units outstanding at end of year	138,115	20,433,292	16,945,814	5,414,219	1,071,633	123,164
American Odyssey Global High-Yield Bond Fund (10/96)†
Unit Value at beginning of year	1.122	1.115	1.111	1.110	1.102	1.097
Unit Value at end of year	1.073	1.064	1.059	1.057	1.048	1.041
Number of units outstanding at end of year	12,638	6,348,183	6,204,417	1,956,657	425,392	24,837
American Odyssey Intermediate-Term Bond Fund (10/96)†
Unit Value at beginning of year	1.183	1.175	1.171	1.169	1.162	1.156
Unit Value at end of year	1.253	1.243	1.237	1.235	1.224	1.217
Number of units outstanding at end of year	20,209	5,670,918	7,208,988	1,609,764	645,253	43,398
American Odyssey International Equity Fund (10/96)
Unit Value at beginning of year	1.716	1.705	1.699	1.696	1.685	1.677
Unit Value at end of year	1.568	1.555	1.549	1.545	1.532	1.523
Number of units outstanding at end of year	187,532	17,237,557	15,136,567	3,909,388	1,092,966	46,491

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey Long-Term Bond Fund (10/96)
Unit Value at beginning of year	1.194	1.186	1.183	1.181	1.173	1.167
Unit Value at end of year	1.334	1.322	1.317	1.314	1.303	1.295
Number of units outstanding at end of year	17,824	11,479,892	14,899,210	3,786,616	1,180,423	69,928
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	0.958	0.956	0.955	0.954	0.952	0.951
Unit Value at end of year	1.250	1.245	1.243	1.242	1.237	1.233
Number of units outstanding at end of year	600	67,150	93,827	97,995	6,571	57
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.060	1.057	1.056	1.055	1.053	1.051
Unit Value at end of year	1.245	1.240	1.237	1.236	1.230	1.226
Number of units outstanding at end of year	—	197,100	286,654	—	30,241	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.193	1.190	1.188	1.187	1.184	1.181
Unit Value at end of year	1.178	1.173	1.170	1.168	1.163	1.159
Number of units outstanding at end of year	8,776	9,459,681	7,923,781	119,392	274,697	75,462
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.467	1.464	1.462	1.461	1.457	1.454
Unit Value at end of year	1.653	1.645	1.642	1.640	1.632	1.627
Number of units outstanding at end of year	465,723	1,819,121	1,522,222	298,155	156,058	21,714
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)
Unit Value at beginning of year	1.094	1.093	1.092	1.092	1.091	1.090
Unit Value at end of year	0.987	0.983	0.982	0.981	0.978	0.975
Number of units outstanding at end of year	—	1,566,174	5,518,988	—	139,132	16,098
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)†
Unit Value at beginning of year	1.286	1.283	1.281	1.281	1.278	1.275
Unit Value at end of year	1.162	1.157	1.155	1.153	1.149	1.145
Number of units outstanding at end of year	—	83,492	182,466	—	2,396	199
OCC Accumulation Trust
Equity Portfolio (10/98)†
Unit Value at beginning of year	1.168	1.165	1.163	1.163	1.160	1.158
Unit Value at end of year	1.276	1.270	1.267	1.266	1.260	1.256
Number of units outstanding at end of year	—	181,293	993,558	—	8,576	—

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.392	1.388	1.387	1.386	1.383	1.380
Unit Value at end of year	1.636	1.628	1.625	1.623	1.616	1.611
Number of units outstanding at end of year	554	224,472	830,518	—	50,827	535
Investors Fund (10/98)
Unit Value at beginning of year	1.339	1.336	1.334	1.333	1.330	1.328
Unit Value at end of year	1.534	1.527	1.524	1.522	1.515	1.510
Number of units outstanding at end of year	143,552	98,402	114,539	63,550	5,096	3,198
Total Return Fund (9/98)
Unit Value at beginning of year	1.062	1.059	1.058	1.057	1.054	1.052
Unit Value at end of year	1.139	1.134	1.131	1.130	1.125	1.121
Number of units outstanding at end of year	—	37,113	238,124	—	4,091	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (9/98)*
Unit Value at beginning of year	1.247	1.244	1.242	1.242	1.238	1.236
Unit Value at end of year	1.337	1.331	1.328	1.326	1.320	1.316
Number of units outstanding at end of year	—	36,165	51,233	—	1,202	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	2.305	2.290	2.283	2.279	2.265	2.254
Unit Value at end of year	1.874	1.858	1.850	1.846	1.831	1.819
Number of units outstanding at end of year	275,547	23,043,619	7,514,662	945,729	501,928	255,841
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.427	1.418	1.414	1.411	1.402	1.395
Unit Value at end of year	1.655	1.641	1.634	1.631	1.617	1.607
Number of units outstanding at end of year	66,536	1,699,453	1,737,087	113,271	314,687	151,272
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.098	1.091	1.088	1.086	1.079	1.074
Unit Value at end of year	1.088	1.079	1.074	1.072	1.063	1.056
Number of units outstanding at end of year	4,035	578,829	358,569	82,091	174,538	153,349
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.202	1.194	1.191	1.189	1.181	1.176
Unit Value at end of year	1.099	1.090	1.085	1.083	1.074	1.067
Number of units outstanding at end of year	170	329,280	575,898	89,238	25,915	49,732
Smith Barney International Equity Portfolio (10/96)
Unit Value at beginning of year	1.835	1.823	1.817	1.814	1.803	1.794
Unit Value at end of year	1.390	1.378	1.373	1.370	1.358	1.350
Number of units outstanding at end of year	212,288	1,750,019	2,064,021	560,029	138,505	58,628

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.709	1.704	1.702	1.701	1.697	1.693
Unit Value at end of year	1.581	1.573	1.570	1.568	1.561	1.555
Number of units outstanding at end of year	78,925	1,305,175	1,419,996	187,316	142,592	6,223
Smith Barney Large Cap Value Portfolio (10/98)†
Unit Value at beginning of year	1.448	1.439	1.434	1.432	1.423	1.416
Unit Value at end of year	1.628	1.615	1.608	1.604	1.591	1.581
Number of units outstanding at end of year	706,152	1,347,297	1,162,121	1,337,882	159,017	204,244
Smith Barney Money Market Portfolio (10/98)†
Unit Value at beginning of year	1.148	1.141	1.137	1.135	1.128	1.122
Unit Value at end of year	1.210	1.200	1.195	1.192	1.182	1.175
Number of units outstanding at end of year	56,905	1,166,205	1,095,586	894,768	353,131	440,206
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.454	1.451	1.449	1.448	1.444	1.442
Unit Value at end of year	1.686	1.678	1.675	1.673	1.665	1.659
Number of units outstanding at end of year	10,638	464,359	551,755	85,858	8,052	1,270
Disciplined Small Cap Stock Portfolio (11/98)†
Unit Value at beginning of year	1.306	1.303	1.301	1.301	1.298	1.296
Unit Value at end of year	1.325	1.320	1.317	1.315	1.310	1.306
Number of units outstanding at end of year	5,373	28,352	74,116	10,709	8,029	—
Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.238	1.232	1.229	1.228	1.222	1.217
Unit Value at end of year	1.343	1.334	1.330	1.327	1.318	1.312
Number of units outstanding at end of year	33,200	3,017,489	8,694,057	—	366,173	79,718
Federated High Yield Portfolio (10/97)†
Unit Value at beginning of year	1.079	1.074	1.072	1.070	1.066	1.062
Unit Value at end of year	0.985	0.979	0.975	0.974	0.968	0.963
Number of units outstanding at end of year	—	37,604	279,023	—	11,277	6,461
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.329	1.323	1.320	1.318	1.311	1.307
Unit Value at end of year	1.371	1.362	1.357	1.355	1.345	1.338
Number of units outstanding at end of year	—	357,769	1,809,305	—	85,674	7,045
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.782	1.773	1.769	1.767	1.758	1.752
Unit Value at end of year	1.515	1.504	1.499	1.497	1.486	1.479
Number of units outstanding at end of year	27,300	3,641,258	7,995,633	—	422,579	15,576

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.328	1.322	1.319	1.317	1.311	1.306
Unit Value at end of year	1.169	1.161	1.157	1.155	1.147	1.142
Number of units outstanding at end of year	—	596,990	1,022,402	—	84,198	9,448
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.979	1.974	1.972	1.971	1.966	1.962
Unit Value at end of year	2.152	2.142	2.137	2.135	2.125	2.118
Number of units outstanding at end of year	165,835	808,818	1,377,795	267,941	64,395	5,885
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.531	1.527	1.525	1.524	1.521	1.518
Unit Value at end of year	1.437	1.431	1.427	1.426	1.420	1.415
Number of units outstanding at end of year	156,027	486,870	271,264	30,148	12,601	2,997
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.985	1.972	1.966	1.963	1.950	1.941
Unit Value at end of year	1.964	1.947	1.939	1.935	1.918	1.906
Number of units outstanding at end of year	104,272	1,713,947	3,098,531	585,417	249,226	313,700
Strategic Stock Portfolio (9/98)†
Unit Value at beginning of year	1.118	1.115	1.114	1.113	1.110	1.108
Unit Value at end of year	1.225	1.220	1.217	1.216	1.210	1.206
Number of units outstanding at end of year	—	7,276	354,007	11,312	4,503	4,753
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.107	1.102	1.100	1.098	1.093	1.090
Unit Value at end of year	1.177	1.170	1.166	1.164	1.156	1.151
Number of units outstanding at end of year	1,597	1,513,495	536,459	95,811	134,012	142,435
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.199	1.192	1.188	1.186	1.178	1.172
Unit Value at end of year	1.364	1.353	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	1,246	657,535	1,106,538	327,066	96,447	138,105
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.503	1.494	1.489	1.487	1.477	1.470
Unit Value at end of year	1.857	1.842	1.834	1.830	1.815	1.803
Number of units outstanding at end of year	33,199	920,744	656,973	131,675	68,174	6,646

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Warburg Pincus Trust*
Emerging Markets Portfolio (10/98)*
Unit Value at beginning of year	1.947	1.942	1.940	1.939	1.934	1.931
Unit Value at end of year	1.325	1.319	1.316	1.315	1.309	1.305
Number of units outstanding at end of year	—	254,148	416,917	—	22,906	743

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2000.

*	Fund’s name has changed – see prospectus.

†	No longer available to new contract owners.

††	For this time period, “Number of units outstanding at end of year” may include annuity units.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)
Unit Value at beginning of year	2.456	2.435	2.425	2.420	2.400	2.385
Unit Value at end of year	1.804	1.786	1.776	1.772	1.753	1.740
Number of units outstanding at end of year	2,602,726	29,733,094	7,353,745	2,884,910	1,026,204	1,800,337
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.319	1.308	1.303	1.300	1.289	1.281
Unit Value at end of year	1.437	1.422	1.414	1.411	1.396	1.385
Number of units outstanding at end of year	194,917	1,252,735	1,092,333	51,721	190,095	67,746
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.686	1.672	1.665	1.662	1.648	1.637
Unit Value at end of year	1.591	1.575	1.566	1.562	1.546	1.534
Number of units outstanding at end of year	2,310,281	7,761,938	10,742,074	751,677	659,963	438,370
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.116	1.111	1.108	1.107	1.102	1.098
Unit Value at end of year	1.151	1.143	1.140	1.138	1.130	1.125
Number of units outstanding at end of year	2,797,896	2,173,178	3,329,970	—	345,550	8,164
AIM Variable Insurance Funds, Inc. (7/01)
AIM V.I. Value Fund *
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.890	0.889	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	178,744	14,058	17,938	—	—	9,328
CitiStreet Funds, Inc.(1)
CitiStreet Large Company Stock Fund (10/96) (2)
Unit Value at beginning of year	1.364	1.352	1.347	1.344	1.333	1.324
Unit Value at end of year	1.142	1.130	1.124	1.122	1.110	1.101
Number of units outstanding at end of year	272,388	35,202,731	33,454,366	5,894,655	2,715,265	326,861
CitiStreet Small Company Stock Fund (10/96) (3)
Unit Value at beginning of year	1.273	1.262	1.257	1.254	1.243	1.236
Unit Value at end of year	1.285	1.272	1.265	1.262	1.248	1.239
Number of units outstanding at end of year	304,920	17,341,913	14,079,209	3,104,281	991,516	121,305
CitiStreet International Stock Fund (10/96) (4)
Unit Value at beginning of year	1.568	1.555	1.549	1.545	1.532	1.523
Unit Value at end of year	1.225	1.212	1.206	1.203	1.190	1.181
Number of units outstanding at end of year	349,886	27,148,815	23,980,497	4,102,274	2,019,758	81,149

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

CitiStreet Diversified Bond Fund (10/96) (5)
Unit Value at beginning of year	1.334	1.322	1.317	1.314	1.303	1.295
Unit Value at end of year	1.417	1.402	1.395	1.391	1.376	1.366
Number of units outstanding at end of year	122,849	26,013,417	30,263,549	4,579,017	2,567,937	150,472
Credit Suisse Trust (7/01)
Emerging Markets Portfolio
Unit Value at beginning of year	1.325	1.319	1.316	1.315	1.309	1.305
Unit Value at end of year	1.190	1.182	1.178	1.176	1.169	1.163
Number of units outstanding at end of year	11,235	325,619	428,951	—	46,246	1,869
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	1.250	1.245	1.243	1.242	1.237	1.233
Unit Value at end of year	1.352	1.344	1.340	1.338	1.330	1.324
Number of units outstanding at end of year	71,516	137,268	200,175	14,757	17,886	4,245
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.245	1.240	1.237	1.236	1.230	1.226
Unit Value at end of year	1.385	1.375	1.371	1.369	1.360	1.353
Number of units outstanding at end of year	119,147	542,325	512,386	—	31,849	5,788
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.178	1.173	1.170	1.168	1.163	1.159
Unit Value at end of year	1.062	1.055	1.051	1.050	1.042	1.037
Number of units outstanding at end of year	100,385	10,775,407	8,040,744	58,620	389,965	136,753
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.653	1.645	1.642	1.640	1.632	1.627
Unit Value at end of year	1.542	1.532	1.527	1.525	1.515	1.507
Number of units outstanding at end of year	892,061	3,043,989	2,746,630	189,092	277,391	93,689
Greenwich Street Series Fund
Appreciation Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.945	0.943	0.943	0.943	0.941	0.940
Number of units outstanding at end of year	38,147	31,907	5,643	—	—	4,178
Equity Index Portfolio—Class II Shares (5/99)
Unit Value at beginning of year	0.987	0.983	0.982	0.981	0.978	0.975
Unit Value at end of year	0.859	0.855	0.853	0.852	0.847	0.844
Number of units outstanding at end of year	2,211,151	2,849,660	8,223,768	—	297,514	133,552
Fundamental Value Portfolio (6)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.925	0.924	0.924	0.923	0.922	0.921
Number of units outstanding at end of year	287,679	71,327	440,652	—	3,159	6,898

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Janus Aspen Series
Aggressive Growth Portfolio (07/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.773	0.772	0.772	0.772	0.771	0.770
Number of units outstanding at end of year	323,705	1,477	8,526	—	276	4,574
Balanced Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.964	0.962	0.962	0.961	0.960	0.959
Number of units outstanding at end of year	1,050,044	13,448	164,981	191	—	7,538
Worldwide Growth Portfolio(7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.841	0.840	0.839	0.839	0.838	0.837
Number of units outstanding at end of year	793,901	23,216	40,798		312	5,640
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)†
Unit Value at beginning of year	1.162	1.157	1.155	1.153	1.149	1.145
Unit Value at end of year	0.915	0.910	0.907	0.905	0.900	0.895
Number of units outstanding at end of year	—	105,359	230,280	—	5,979	438
OCC Accumulation Trust
Equity Portfolio (10/98)†
Unit Value at beginning of year	1.276	1.270	1.267	1.266	1.260	1.256
Unit Value at end of year	1.179	1.172	1.168	1.166	1.158	1.153
Number of units outstanding at end of year	—	817,184	485,566	—	19,786	353
PIMCO Variable Insurance Trust (7/01)
Total Return Bond Portfolio*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.059	1.057	1.056	1.056	1.055	1.054
Number of units outstanding at end of year	241,694	45,689	53,795	10,675	5,387	7,564
Putnam Variable Trust (7/01)
Putnam VT International Growth Fund
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.862	0.861	0.860	0.860	0.859	0.858
Number of units outstanding at end of year	381,220	2,266	28,620	6,840	—	5,115
Putnam VT Small Cap Value Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.094	1.093	1.092	1.092	1.090	1.089
Number of units outstanding at end of year	255,109	17,255	82,682	—	258	2,938
Putnam VT Voyager II Fund(7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.810	0.809	0.808	0.808	0.807	0.806
Number of units outstanding at end of year	45,903	1,007	24	—	8,360	2,387

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.636	1.628	1.625	1.623	1.616	1.611
Unit Value at end of year	1.657	1.646	1.641	1.638	1.628	1.620
Number of units outstanding at end of year	787,918	759,039	1,748,997	1,563	94,673	29,111
Investors Fund (10/98)(7)
Unit Value at beginning of year	1.534	1.527	1.524	1.522	1.515	1.510
Unit Value at end of year	1.462	1.452	1.447	1.445	1.436	1.429
Number of units outstanding at end of year	543,168	384,727	659,155	40,696	26,027	50,373
Small Cap Growth Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.975	0.974	0.973	0.973	0.971	0.970
Number of units outstanding at end of year	195,824	2,204	2,230	—	172	565
Total Return Fund (9/98)
Unit Value at beginning of year	1.139	1.134	1.131	1.130	1.125	1.121
Unit Value at end of year	1.123	1.116	1.112	1.110	1.103	1.097
Number of units outstanding at end of year	1,241	66,956	299,085	—	18,515	324
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.899	0.897	0.897	0.896	0.895	0.894
Number of units outstanding at end of year	6,851	3,470	9,901	—	6,649	8,590
Smith Barney Premier Selections All Cap Growth Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.899	0.898	0.897	0.897	0.896	0.895
Number of units outstanding at end of year	11,736	28,501	1,374	—	—	2,490
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)(8)
Unit Value at beginning of year	1.337	1.331	1.328	1.326	1.320	1.316
Unit Value at end of year	1.383	1.374	1.370	1.368	1.359	1.352
Number of units outstanding at end of year	88,759	62,074	162,224	—	5,490	1,420
Travelers Series Fund, Inc.
Aim Capital Appreciation Portfolio (08/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.869	0.867	0.867	0.867	0.865	0.864
Number of units outstanding at end of year	20,879	10,002	2,726	—	6,390	1,220
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.874	1.858	1.850	1.846	1.831	1.819
Unit Value at end of year	1.614	1.597	1.589	1.584	1.568	1.556
Number of units outstanding at end of year	544,899	24,269,522	8,483,917	622,943	679,805	255,561

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.655	1.641	1.634	1.631	1.617	1.607
Unit Value at end of year	1.645	1.628	1.619	1.615	1.598	1.586
Number of units outstanding at end of year	1,523,540	3,693,144	2,739,880	83,031	387,113	293,600
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.088	1.079	1.074	1.072	1.063	1.056
Unit Value at end of year	1.127	1.115	1.109	1.106	1.095	1.086
Number of units outstanding at end of year	117,990	645,466	452,977	49,041	199,181	153,641
Smith Barney Aggressive Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.949	0.948	0.948	0.947	0.946
Number of units outstanding at end of year	646,990	170,156	563,198	—	4,297	2,244
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.099	1.090	1.085	1.083	1.074	1.067
Unit Value at end of year	1.051	1.040	1.035	1.032	1.022	1.014
Number of units outstanding at end of year	12,732	494,130	499,948	40,627	95,509	60,523
Smith Barney International All Cap Growth Portfolio (10/96)(9)
Unit Value at beginning of year	1.390	1.378	1.373	1.370	1.358	1.350
Unit Value at end of year	0.951	0.941	0.936	0.934	0.924	0.917
Number of units outstanding at end of year	113,887	2,754,103	1,871,050	407,552	200,689	96,390
Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.581	1.573	1.570	1.568	1.561	1.555
Unit Value at end of year	1.375	1.365	1.361	1.359	1.350	1.343
Number of units outstanding at end of year	124,406	1,925,999	1,850,997	141,575	211,516	22,563
Smith Barney Large Cap Value Portfolio (10/98)†
Unit Value at beginning of year	1.628	1.615	1.608	1.604	1.591	1.581
Unit Value at end of year	1.486	1.471	1.463	1.459	1.444	1.433
Number of units outstanding at end of year	2,156,095	751,488	1,110,330	900,664	201,867	237,866
Smith Barney Money Market Portfolio (10/98)†
Unit Value at beginning of year	1.210	1.200	1.195	1.192	1.182	1.175
Unit Value at end of year	1.247	1.234	1.228	1.225	1.212	1.202
Number of units outstanding at end of year	36,990	1,539,892	1,220,955	637,197	424,446	591,721
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.686	1.678	1.675	1.673	1.665	1.659
Unit Value at end of year	1.608	1.598	1.593	1.590	1.580	1.572
Number of units outstanding at end of year	369,948	1,069,783	887,516	99,201	26,479	36,696

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.343	1.334	1.330	1.327	1.318	1.312
Unit Value at end of year	1.247	1.236	1.231	1.228	1.217	1.209
Number of units outstanding at end of year	866,686	3,856,038	8,908,493	—	408,945	142,279
Federated High Yield Portfolio (10/97)†
Unit Value at beginning of year	0.985	0.979	0.975	0.974	0.968	0.963
Unit Value at end of year	0.998	0.990	0.985	0.983	0.975	0.969
Number of units outstanding at end of year	—	40,900	213,597	—	10,198	9,162
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.371	1.362	1.357	1.355	1.345	1.338
Unit Value at end of year	1.386	1.373	1.367	1.364	1.352	1.343
Number of units outstanding at end of year	17,042	669,949	1,405,018	—	103,525	10,237
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.515	1.504	1.499	1.497	1.486	1.479
Unit Value at end of year	1.245	1.234	1.228	1.225	1.215	1.207
Number of units outstanding at end of year	547,251	5,782,038	7,061,359	—	605,872	61,266
Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.169	1.161	1.157	1.155	1.147	1.142
Unit Value at end of year	0.858	0.850	0.847	0.845	0.837	0.832
Number of units outstanding at end of year	15,934	798,507	1,156,058	—	119,854	18,322
MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.816	0.815	0.814	0.814	0.813	0.812
Number of units outstanding at end of year	4,859	2,628	2,723	—	40	10,904
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	2.152	2.142	2.137	2.135	2.125	2.118
Unit Value at end of year	1.633	1.622	1.617	1.614	1.603	1.596
Number of units outstanding at end of year	325,204	1,560,714	1,931,447	192,605	144,030	53,126
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.437	1.431	1.427	1.426	1.420	1.415
Unit Value at end of year	1.108	1.101	1.097	1.095	1.088	1.083
Number of units outstanding at end of year	230,822	734,386	367,340	18,083	20,448	13,530
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.964	1.947	1.939	1.935	1.918	1.906
Unit Value at end of year	1.646	1.629	1.620	1.616	1.599	1.587
Number of units outstanding at end of year	276,743	1,999,114	3,425,736	362,465	313,580	355,392
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.177	1.170	1.166	1.164	1.156	1.151
Unit Value at end of year	1.254	1.243	1.238	1.235	1.225	1.217
Number of units outstanding at end of year	131,098	2,340,766	1,017,864	134,991	155,136	173,332

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.364	1.353	1.347	1.344	1.333	1.324
Unit Value at end of year	1.435	1.420	1.413	1.409	1.394	1.383
Number of units outstanding at end of year	34,745	1,949,970	1,682,264	327,668	155,072	186,516
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.857	1.842	1.834	1.830	1.815	1.803
Unit Value at end of year	1.421	1.407	1.399	1.396	1.381	1.370
Number of units outstanding at end of year	87,240	1,267,842	1,031,776	115,965	134,756	57,561
Van Kampen Life Investment Trust
Emerging Growth Portfolio – Class II (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.819	0.818	0.817	0.817	0.816	0.815
Number of units outstanding at end of year	56,640	9,230	7,044	—	4,565	4,939
Enterprise Portfolio – Class II (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.913	0.912	0.911	0.911	0.910	0.909
Number of units outstanding at end of year	6,891	2,535	5,450	—	—	426
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.949	0.948	0.948	0.947	0.946
Number of units outstanding at end of year	74,692	2,157	341	—	—	1,173
Variable Insurance Products Fund II
Contrafund Portfolio – Service Class 2 (4/97)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.951	0.950	0.949	0.949	0.948	0.947
Number of units outstanding at end of year	1,433,561	655	73,676	18,707	—	10,328

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio – Service Class 2 (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.848	0.847	0.846	0.846	0.845	0.844
Number of units outstanding at end of year	10,715	1,000	1,317	—	—	1,686
Mid Cap Portfolio – Service Class 2 (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.034	1.032	1.032	1.031	1.030	1.029
Number of units outstanding at end of year	194,753	50,422	13,933	—	—	1,660

For 2001, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2001.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

†	No longer available to new contract owners.

*	Fund’s name has changed – see prospectus.

(1)	Formerly American Odyssey Funds, Inc.

(2)	Formerly American Odyssey Core Equity Fund.

(3)	Formerly American Odyssey Emerging Opportunities Fund.

(4)	Formerly American Odyssey International Equity Fund.

(5)	Formerly American Odyssey Long-Term Bond Fund. As a result of a merger in 2001, and coinciding with the Fund’s name change, Long-Term Bond Fund acquired the assets and stated liabilities of American Odyssey Global High-Yield Bond Fund and American Odyssey Intermediate-Term Bond Fund.

(6)	Formerly Total Return Fund. As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

(7)	Formerly Strong Schafer Value Fund II.

(8)	Formerly Smith Barney International Equity Fund.

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut, 06183-9061.

Name:
Address:

B-1

APPENDIX C

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program (“Texas ORP”), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the Contract until one of the following events:

    Death
    Disability (as defined by Internal Revenue Code 72(m)(7)
    Attainment of age 701/2
    Retirement
    Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant’s cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable insitution certifying their agreement to any withdrawals.

C-1

L-12549-C	May 1, 2002

                                   PART B

         Information Required in a Statement of Additional Information

                                   GOLD TRACK
                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                  THE TRAVELERS FUND QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction  with, the Group Variable Annuity Contract
Prospectus  dated May 1,  2002.  A copy of the  Prospectus  may be  obtained  by writing to The Travelers Insurance Company,  Annuity Services, One Tower Square,
Hartford,  Connecticut 06183-5030,  or by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

FINANCIAL STATEMENTS .......................................................

                              THE INSURANCE COMPANY

         The Travelers  Insurance Company (the "Company"),  is a stock insurance company  chartered  in 1864  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  It is licensed to conduct life  insurance business in all states of the United  States,  the District of Columbia,  Puerto
Rico,  Guam, the U.S. and British Virgin Islands and the Bahamas.  The Company's
Home Office is located at One Tower Square, Hartford,  Connecticut 06183 and its
telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of PFS Services Inc., which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  Separate  Account QP meets the  definition of a separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account QP are subject to the provisions of Section 38a-433 of the Connecticut  General  Statutes which authorizes the  Commissioner  to adopt  regulations  under it.  Section  38a-433 contains no  restrictions on the  investments of the Separate  Account,  and the
Commissioner  has  adopted no  regulations  under the  Section  that  affect the
Separate Account.

                              PRINCIPAL UNDERWRITER

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Separate Account QP and the Contracts.  The offering is continuous.  TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut. TDLLC is affiliated with the Company and Separate Account QP.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement among Separate Account QP, TDLLC and the Company,  TDLLC acts as agent for the  distribution  of the  Contracts  and as principal  underwriter  for the
Contracts.  The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day  and  Christmas  Day.  Each  security  traded  on  a  national securities  exchange is valued at the last  reported  sale price on the business day.  If there has been no sale on that day,  then the value of the  security is taken to be the mean  between the  reported bid and asked prices on the business day or on the basis of quotations  received from a reputable broker or any other recognized source.

                                       1

         Any  security  not traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

         Securities traded on the  over-the-counter-market and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE  CASH  VALUE:  The  value of an  Accumulation  Unit on any  business  day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a Funding  Option  from one valuation period to the next. The net investment factor for a Funding Option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  Funding Option  deductions during the Valuation  Period relating to the expense risk charge and the Funding
Option Administrative  Charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

         (a) = investment income plus capital gains and losses (whether realized or unrealized);
         (b) = any deduction for applicable taxes (presently zero); and
         (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding
Option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each Funding
Option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each Funding Option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each Funding
Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the  value  of the  annuity  unit on the  preceding  business  day, multiplied  by (b) the  corresponding  net  investment  factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

TOTAL RETURN PERFORMANCE

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance  for the  Funding  Options of  Separate  Account QP. The
Company may advertise the  "standardized  average  annual total  returns" of the
Funding  Options,  calculated  in a  manner  prescribed  by the  Securities  and
Exchange  Commission,  as  well  as  the  "nonstandardized  total  returns,"  as described below:

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during  which the Funding  Option has been in  existence  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods).  The deduction  for the  semiannual  account  charge is converted to a percentage  of assets based on the actual fees collected, divided by the

                                       2

average net assets for  contracts  sold under the  Prospectus  to which this SAI relates.  Each  quotation  assumes a total  redemption at the end of each period with the assessment of any applicable maximum surrender charge or deferred sales charge at that time.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods.  Nonstandardized total return will not reflect the deduction of any  applicable  surrender or deferred  sales charge or the semiannual account charge, which, if reflected,  would decrease the level of performance  shown.  The  surrender  charge  or  deferred  sales  charge  is not reflected because the Contract is designed for long-term investment.

         For  Funding  Options  that  were in  existence  prior to the date they became available under the Separate Account, the nonstandardized  average annual total return  quotations may be  accompanied  by returns  showing the investment performance  that such  Funding  Options  would have  achieved  (reduced  by the applicable maximum charges) had they been held under the Contract for the period quoted.  The total return quotations are based upon historical  earnings and are not necessarily representative of future performance

         Average annual total returns for each of the Funding  Options  computed according to the standardized and nonstandardized methods for the periods ending
December 31, 2001 are set forth in the following tables.

                                       3

                         TRAVELERS REGISTERED GOLD TRACK
                     STANDARIZED PERFORMANCE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                             1 Year      5 Year     10 Year (or inception)
------------------------------------------------------------------------------------------------------------------------

AIM Capital Appreciation Portfolio                                             --           --       -17.88%      5/1/01
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                        --           --       -15.88%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                                  -18.77%        6.53%        7.93%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                          -30.71%        9.71%       10.25%     10/8/96
------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I                              -26.35%        0.32%        2.38%     10/7/96
------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I                              -21.00%       -0.86%        1.03%     10/8/96
------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I                               -4.77%        5.62%        3.33%     10/7/96
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                                       --           --       -15.73%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                             1.99%          --         7.74%      1/5/99
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                                   -17.67%        7.58%        9.13%     10/1/96
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         -14.98%          --        -0.66%     7/29/98
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                            -12.19%          --        11.24%     9/21/98
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2*         --           --       -19.82%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio - Initial Class                       -10.89%        6.62%        7.58%     10/7/96
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class                              -22.80%        8.83%        8.68%     10/7/96
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio - Service Class 2*                     --           --       -10.06%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                              --           --        -2.27%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares*                      --           --       -26.87%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*                       --           --       -20.52%      5/1/01
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                                  --           --       -22.88%      5/1/01
-------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                               -28.44%          --        13.28%     9/22/98
------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                     -27.30%          --         0.65%     10/2/98
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                         --           --       -18.50%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                              --           --         3.46%     5/1/01
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                                   --           --       -23.41%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                         --           --       -10.28%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                    -17.98%          --         7.31%     8/28/98
------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                                     -13.90%        4.92%        6.22%     10/1/96
------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                            -20.94%        7.55%        8.33%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                                  -7.17%        6.45%        8.14%     10/7/96
------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                              -10.02%          --        11.47%     9/29/98
------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                         -27.81%        4.48%        5.34%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*                          --           --       -22.58%      5/1/01
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*                               --           --       -13.66%      5/1/01
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------

CitiStreet Diversified Bond Fund - Class I                                   0.19%        4.64%        5.27%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class                         -17.25%       -6.03%       -5.18%     10/8/96
------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class                            --           --         0.09%      5/1/01
------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                         -2.28%        0.02%        0.77%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                          -9.76%       -1.79%       -0.56%    10/29/96
------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                                        -7.02%          --         5.24%     8/24/99
------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                              2.71%        4.75%        5.56%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                             0.44%          --         3.21%     9/26/97
------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                              -0.79%        4.85%        5.53%     10/8/96
------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class                       -10.08%        4.56%        5.67%     10/2/96
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*                               --           --        -8.88%      5/1/01
------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                                  -6.24%        7.34%        8.32%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                                    -15.36%        3.75%        5.28%     10/8/96
------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                                             -11.01%        6.68%        7.63%     10/8/96
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                                         -2.78%        2.27%        2.73%     10/1/96
------------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                                       4

                         TRAVELERS REGISTERED GOLD TRACK
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

                                                                                            Cumulative Returns
                                                                           --------------------------------------------------
                                                                            YTD         1 YR        3 YR      5 YR     10YR
-----------------------------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                        -24.77%     -24.77%       -6.10%     20.28%       --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                   -13.70%     -13.70%       -6.76%     48.76%       --
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                                 -14.48%     -14.48%       -9.88%     46.22%       --
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                         -27.05%     -27.05%      -14.75%     69.40%   257.63%
------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I                             -22.46%     -22.46%       -7.91%      8.27%       --
------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I                             -16.83%     -16.83%      -31.28%      2.04%       --
------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I                               0.25%       0.25%       47.03%     40.07%       --
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                                  -10.82%     -10.82%        7.91%        --        --
------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                            7.38%       7.38%       33.82%        --        --
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                                  -13.32%     -13.32%       -7.59%     53.59%   184.87%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        -10.49%     -10.49%       -3.42%     56.93%       --
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                            -7.34%      -7.34%       26.00%     38.37%   508.20%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2*    -27.68%     -27.68%          --         --        --
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio - Initial Class                       -6.19%      -6.19%        5.38%     46.87%   214.46%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class                             -18.72%     -18.72%       -3.10%     62.68%   208.96%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio - Service Class 2*                -13.61%     -13.61%       -2.64%     52.95%       --
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                          -4.77%      -4.77%       47.21%        --        --
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares*                 -40.38%     -40.38%      -10.67%     31.66%       --
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*                  -23.63%     -23.63%        2.81%     57.75%       --
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                             -37.02%     -37.02%      -13.35%     37.20%       --
------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                              -24.66%     -24.66%       31.80%        --        --
------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                    -23.46%     -23.46%      -12.91%        --        --
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                    -21.10%     -21.10%       11.26%        --        --
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                          17.97%      17.97%          --         --        --
------------------------------------------------------------------------------------------------------------------------------

                Average Annual Returns                     Calendar Year Returns
---------------------------------------------------  -------------------------------
   3YR        5YR       10YR          Inception        2000        1999       1998
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

  -2.07%      3.76%        --       4.38%  10/10/95   -11.55%      41.11%     15.70%
------------------------------------------------------------------------------------
  -2.30%      8.26%        --      11.93%    5/5/93   -15.75%      28.24%     30.66%
------------------------------------------------------------------------------------
  -3.40%      7.89%        --      13.52%   6/20/94   -19.28%      30.55%     27.39%
------------------------------------------------------------------------------------
  -5.18%     11.11%     13.58%      9.14%   5/26/83   -22.88%      51.54%     59.52%
------------------------------------------------------------------------------------
  -2.71%      1.60%        --       6.00%    5/1/93    -9.21%      30.82%     13.39%
------------------------------------------------------------------------------------
 -11.75%      0.40%        --       6.15%    5/1/93   -16.06%      -1.57%     14.05%
------------------------------------------------------------------------------------
  13.70%      6.97%        --       8.57%    5/1/93     8.67%      34.95%     -9.83%
------------------------------------------------------------------------------------
   2.57%        --         --      -2.78%  12/31/97   -32.43%      79.09%    -17.22%
------------------------------------------------------------------------------------
  10.19%        --         --       5.29%    5/6/98    29.65%      -3.87%        --
------------------------------------------------------------------------------------
  -2.60%      8.96%     11.03%     10.86%   9/29/89   -10.45%      19.05%     26.58%
------------------------------------------------------------------------------------
  -1.15%      9.43%        --      12.30%    4/5/93    -1.93%      10.02%     28.52%
------------------------------------------------------------------------------------
   8.00%      6.71%     19.77%     27.60%   8/31/90    11.85%      21.56%     -4.71%
------------------------------------------------------------------------------------
     --         --         --     -31.54%   9/26/00       --          --         --
------------------------------------------------------------------------------------
   1.76%      7.99%     12.13%     10.64%   10/9/86     7.03%       4.96%     10.19%
------------------------------------------------------------------------------------
  -1.04%     10.22%     11.93%     12.30%   10/9/86   -12.13%      35.67%     37.71%
------------------------------------------------------------------------------------
  -0.89%      8.87%        --      14.15%    1/3/95    -8.03%      22.55%     28.26%
------------------------------------------------------------------------------------
  13.74%        --         --      14.65%  12/29/98     5.15%      47.02%        --
------------------------------------------------------------------------------------
  -3.69%      5.65%        --      11.03%   9/13/93   -32.65%     122.50%     32.52%
------------------------------------------------------------------------------------
   0.93%      9.54%        --      14.16%   9/13/93   -17.07%      62.33%     27.26%
------------------------------------------------------------------------------------
  -4.66%      6.53%        --       7.18%   8/30/96   -21.16%      74.51%     32.55%
------------------------------------------------------------------------------------
   9.63%        --         --       7.45%   3/23/98     7.95%      62.05%        --
------------------------------------------------------------------------------------
  -4.50%        --         --      -2.38%   3/23/98    -6.79%      22.08%        --
------------------------------------------------------------------------------------
   3.62%        --         --       8.30%    1/2/97   -10.77%      58.04%     16.95%
------------------------------------------------------------------------------------
     --         --         --      15.95%   4/30/99    22.86%         --         --
------------------------------------------------------------------------------------

                                       5

                        TRAVELERS REGISTERED GOLD TRACK
NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (CONTINUED FROM PREVIOUS PAGE)

                                                               Cumulative Returns
-----------------------------------------------------------------------------------------------
                                                            YTD        1 YR        3YR        5YR       10YR
-------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund - Class IB Shares*             -30.44%     -30.44%         --         --         --
-------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                     0.58%       0.58%      41.49%        --         --
-------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                  -5.39%      -5.39%      18.63%        --         --
-------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund           -8.44%      -8.44%         --         --         --
-------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio      -32.07%     -32.07%     -15.38%     -9.82%        --
-------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                  -13.66%     -13.66%       2.42%        --         --
-------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                    -9.36%      -9.36%      -0.04%     35.48%        --
-------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)          -16.77%     -16.77%      -6.51%     53.35%        --
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                -2.27%      -2.27%      32.06%     45.68%    193.61%
-------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio             -5.27%      -5.27%      22.13%        --         --
-------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                       -24.00%     -24.00%      -8.05%     32.66%        --
-------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*    -32.56%     -32.56%      20.48%     94.49%        --
-------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*         -21.64%     -21.64%     -18.06%     30.40%    136.53%
-------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I                 5.48%       5.48%      12.30%     33.68%        --
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class       -12.88%     -12.88%     -28.82%    -21.96%     46.86%
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class        7.43%       7.43%      14.67%        --         --
-------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                        2.88%       2.88%       0.96%      6.65%        --
-------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                        -4.99%      -4.99%     -12.67%     -2.67%         --
-------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                      -2.11%      -2.11%      27.40%        --         --
-------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                            8.13%       8.13%      11.09%     34.43%    115.01%
-------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                           5.74%       5.74%      11.42%     26.24%        --
-------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio             4.45%       4.45%      11.64%     35.02%        --
-------------------------------------------------------------------------------------------------------------

                Average Annual Returns                      Calendar Year Returns
-----------------------------------------------------   ------------------------------
    3 YR        5 YR        10 YR       Inception         2000       1999       1998
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

       --         --         --    -42.58%    9/28/00        --         --         --
--------------------------------------------------------------------------------------
    12.25%        --         --      13.82%   2/17/98     16.72%     20.51%        --
--------------------------------------------------------------------------------------
     5.85%        --         --       6.94%   2/17/98     13.76%     10.23%        --
--------------------------------------------------------------------------------------
       --         --         --      12.08%   11/1/99     15.23%        --         --
--------------------------------------------------------------------------------------
    -5.41%    -2.04%         --       1.25%   6/20/94    -24.77%     65.58%      5.11%
--------------------------------------------------------------------------------------
     0.80%        --         --       6.65%    5/6/98     -8.15%     29.15%        --
--------------------------------------------------------------------------------------
    -0.01%      6.26%        --      10.09%   6/20/94     11.66%     -1.23%      8.41%
--------------------------------------------------------------------------------------
    -2.22%      8.92%        --      10.59%    5/1/92     -1.77%     14.34%     30.53%
--------------------------------------------------------------------------------------
     9.70%      7.81%     11.36%     10.42%   8/31/88      6.04%     27.44%    -0.11%
--------------------------------------------------------------------------------------
     6.89%        --         --      14.15%    4/1/97     15.11%     12.00%     15.40%
--------------------------------------------------------------------------------------
    -2.76%      5.81%        --       7.75%    2/4/94     22.67%     -1.37%     16.65%
--------------------------------------------------------------------------------------
     6.40%     14.22%        --      15.88%    7/3/95    -11.46%    101.77%     35.77%
--------------------------------------------------------------------------------------
    -6.42%      5.45%      8.98%      8.34%    4/7/86    -15.83%     24.23%     23.36%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
     3.94%      5.97%        --       5.79%    5/1/93     10.91%     -4.00%      7.63%
--------------------------------------------------------------------------------------
   -10.71%     -4.83%       3.91%     5.58%   9/19/85    -23.47%      6.76%     -5.59%
--------------------------------------------------------------------------------------
     4.66%        --         --       5.30%  12/31/97      8.77%     -1.86%      7.23%
--------------------------------------------------------------------------------------
     0.32%      1.29%        --       3.86%   6/20/94     -1.67%     -0.20%     -0.63%
--------------------------------------------------------------------------------------
    -4.41%     -0.54%        --       3.13%   6/22/94     -9.23%      1.27%     -0.85%
--------------------------------------------------------------------------------------
     8.40%        --         --       6.83%    5/1/98     11.07%     17.17%        --
--------------------------------------------------------------------------------------
     3.56%      6.09%      7.95%      7.06%   6/10/83     -0.33%      3.07%      5.18%
--------------------------------------------------------------------------------------
     3.67%      4.77%        --       5.06%   8/30/96      5.59%     -0.22%      7.14%
--------------------------------------------------------------------------------------
     3.73%      6.19%        --       5.98%   1/24/92     12.97%     -5.38%      8.78%
--------------------------------------------------------------------------------------

                                       6

                         TRAVELERS REGISTERED GOLD TRACK

 NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01(CONTINUED FROM PREVIOUS PAGE)

                                                                         Cumulative Returns
------------------------------------------------------------------------------------------------------------
                                                          YTD         1 YR       3YR         5YR      10 YR
------------------------------------------------------------------------------------------------------------

BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class     -5.34%      -5.34%      -1.55%     33.17%    112.68%
------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*         -6.14%      -6.14%      14.34%     82.67%        --
------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               -1.29%      -1.29%      15.13%     51.85%        --
------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                 -10.89%     -10.89%       6.99%     28.10%    131.14%
------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                           -6.31%      -6.31%       2.58%     47.22%    124.19%
------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                       2.35%       2.35%      10.81%     19.19%        --
------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield         0.13%  This yield quotation more closely reflects
                                                                 the current earnings of this fund.
--------------------------------------------------------------------------------------------

            Average Annual Returns                  Calendar Year Returns
-----------------------------------------------  ----------------------------
  3YR       5YR       10YR        Inception        2000       1999     1998
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  -0.52%     5.89%     7.83%     8.46%   9/6/89   -5.16%      9.66%    13.56%
-----------------------------------------------------------------------------
   4.56%    12.80%       --     12.92%  9/13/93   -2.64%     25.12%    32.55%
-----------------------------------------------------------------------------
   4.81%     8.71%       --     10.22%  6/20/94   15.14%      1.31%    10.25%
-----------------------------------------------------------------------------
   2.27%     5.07%     8.73%     8.66%  8/31/88   -1.00%     21.28%     5.00%
-----------------------------------------------------------------------------
   0.85%     8.04%     8.40%     8.48%   6/7/83   -2.88%     12.75%    19.87%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   3.48%     3.57%       --      3.58%  6/20/94    4.69%      3.41%     3.70%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                       7

                     TRAVELERS REGISTERED GOLD TRACK SELECT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

---------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                            1 Year     5 Year   10 Year (or inception)
---------------------------------------------------------------------------------------------------------------------

AIM Capital Appreciation Portfolio                                             --         --    -17.87%     5/1/01
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                        --         --    -15.87%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                                  -18.76%      7.24%     8.18%    10/8/96
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                          -30.70%     10.44%    10.51%    10/8/96
---------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I                              -26.34%      0.98%     2.63%    10/7/96
---------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I                              -20.99%     -0.21%     1.27%    10/8/96
---------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I                               -4.76%      6.32%     3.57%    10/7/96
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                                   -15.28%        --      3.54%   10/29/98
---------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                             2.01%        --      8.35%     1/5/99
---------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                              4.87%        --      8.31%    9/22/98
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         -14.96%        --     -0.13%    7/29/98
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                            -12.18%        --     11.85%    9/21/98
---------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                         -12.43%        --      3.65%    7/23/97
---------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                                        -17.83%        --     -7.72%    5/19/99
---------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                                   -4.67%        --      6.09%    7/11/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2*         --         --    -19.82%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*                      --         --    -10.05%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                              --         --     -2.26%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares*                      --         --    -26.87%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*                       --         --    -20.51%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                             -22.48%        --      3.60%    7/23/97
---------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                       -30.79%        --     -4.76%     8/6/97
---------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                                  --         --    -22.87%     5/1/01
---------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                               -28.43%        --     13.90%    9/22/98
---------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                     -27.29%        --      1.20%    10/2/98
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                         --         --    -18.49%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                              --         --      3.47%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                                   --         --    -23.41%     5/1/01
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                      -4.45%        --     14.91%   10/28/98
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                   -10.12%        --     10.20%    10/1/98
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS (Continued):                                 1 Year     5 Year   10 Year (or inception)
------------------------------------------------------------------------------------------------------

 Salomon Brothers Variable Small Cap Growth Fund                --         --     -7.81%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney Aggressive Growth Portfolio                       --         --    -10.17%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney Appreciation Portfolio                            --         --    -10.67%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney Fundamental Value Portfolio                       --         --    -12.49%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney International All Cap Growth Portfolio        -35.46%     -2.64%    -2.22%    10/8/96
------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Core Portfolio                          --         --    -15.04%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Growth Portfolio                    -17.97%        --      7.89%    8/28/98
------------------------------------------------------------------------------------------------------
 Smith Barney Premier Selection All Cap Growth Portfolio        --         --    -15.00%     5/1/01
------------------------------------------------------------------------------------------------------
 Smith Barney Small Cap Growth Opportunities                    --         --    -10.15%     5/1/01
 Portfolio
------------------------------------------------------------------------------------------------------
 Social Awareness Stock Portfolio (Smith Barney)            -20.93%      8.26%     8.59%    10/8/96
------------------------------------------------------------------------------------------------------
 Strong Multi Cap Value Fund II                              -2.37%        --      8.28%    9/21/98
------------------------------------------------------------------------------------------------------
 Travelers Disciplined Mid Cap Stock Portfolio              -10.01%        --     11.48%   10/29/98
------------------------------------------------------------------------------------------------------
 Utilities Portfolio (Smith Barney)                         -27.80%      5.17%     5.59%    10/8/96
------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth Portfolio Class II Shares*          --         --    -22.58%     5/1/01
------------------------------------------------------------------------------------------------------
 Van Kampen Enterprise Portfolio Class II Shares*               --         --    -13.66%     5/1/01
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------

 CitiStreet Diversified Bond Fund - Class I                   0.20%      5.33%     5.52%    10/8/96
------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio - Administrative Class            --         --      0.10%     5/1/01
------------------------------------------------------------------------------------------------------
 Putnam Diversified Income Portfolio                         -2.27%      0.68%     1.01%    10/8/96
------------------------------------------------------------------------------------------------------
 Smith Barney High Income Portfolio                          -9.74%     -1.14%    -0.32%   10/29/96
------------------------------------------------------------------------------------------------------
 Travelers High Yield Bond Trust                              2.73%      5.45%     5.81%    10/8/96
------------------------------------------------------------------------------------------------------
 Travelers Quality Bond Portfolio                             0.45%      0.00%     3.96%    9/26/97
------------------------------------------------------------------------------------------------------
 Travelers U.S. Government Securities Portfolio              -0.78%      5.54%     5.78%    10/8/96
------------------------------------------------------------------------------------------------------
 BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio - Service Shares*               --         --     -8.87%     5/1/01
------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio                                  -6.23%      8.05%     8.58%    10/8/96
------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Total Return Fund                 -6.98%        --      1.60%    9/21/98
------------------------------------------------------------------------------------------------------
 Travelers Managed Assets Trust                             -11.00%      7.38%     7.89%    10/8/96
------------------------------------------------------------------------------------------------------
 MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------
 Travelers Money Market Portfolio                            -2.69%        --      2.34%    9/10/98
------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                                       8

                     TRAVELERS REGISTERED GOLD TRACK SELECT
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
                                                        Cumulative Returns                         Average Annual Returns
------------------------------------------------------------------------------------------------------------------------------------
                                             YTD       1 YR     3YR      5YR      10YR     3YR      5YR    10YR        Inception
------------------------------------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio          -24.77%  -24.77%   -6.10%   20.28%      --   -2.07%    3.76%     --     4.38%   10/10/95
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I     -13.70%  -13.70%   -6.76%   48.76%      --   -2.30%    8.26%     --    11.93%     5/5/93
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                   -14.48%  -14.48%   -9.88%   46.22%      --   -3.40%    7.89%     --    13.52%    6/20/94
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)           -27.05%  -27.05%  -14.75%   69.40%  257.63%  -5.18%   11.11%  13.58%    9.14%    5/26/83
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund -
Class I                                     -22.46%  -22.46%   -7.91%    8.27%      --   -2.71%    1.60%     --     6.00%     5/1/93
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund -
Class I                                     -16.83%  -16.83%  -31.28%    2.04%      --   11.75%    0.40%     --     6.15%     5/1/93
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund -
Class I                                       0.25%    0.25%   47.03%   40.07%      --   13.70%    6.97%     --     8.57%     5/1/93
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio    -10.82%  -10.82%    7.91%      --       --    2.57%     --       --    -2.78%   12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series              7.38%    7.38%   33.82%      --       --   10.19%     --       --     5.29%     5/6/98
------------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series              10.39%   10.39%   20.94%   49.11%      --    6.54%    8.31%     --    10.27%   12/23/93
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio          -10.49%  -10.49%   -3.42%   56.93%      --   -1.15%    9.43%     --    12.30%     4/5/93
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio              -7.34%   -7.34%   26.00%   38.37%  508.20%   8.00%    6.71%  19.77%   27.60%    8/31/90
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)           -7.82%   -7.82%    2.84%   48.27%      --    0.94%    8.19%     --     9.82%    8/30/96
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*         -13.50%  -13.50%   -7.83%   54.11%  200.76%  -2.68%    9.03%  11.63%   12.58%   11/30/91
------------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                     0.35%    0.35%    6.89%   63.68%      --    2.24%   10.35%     --    12.04%    8/30/96
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation
Portfolio - Service Class 2*                -27.68%  -27.68%      --       --       --      --       --      --   -31.54%    9/26/00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio  -
Service Class 2*                            -13.61%  -13.61%   -2.64%   52.95%      --   -0.89%    8.87%     --    14.15%     1/3/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio  --
Service Class 2*                             -4.77%   -4.77%   47.21%     --        --    13.74%     --      --    14.65%   12/29/98
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio  -
Service Shares*                             -40.38%  -40.38%  -10.67%   31.66%      --   -3.69%    5.65%     --    11.03%    9/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio  -
Service Shares*                             -23.63%  -23.63%    2.81%   57.75%      --    0.93%    9.54%     --    14.16%    9/13/93
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)              -18.40%  -18.40%  -12.06%   41.64%      --   -4.19%    7.21%     --     9.17%    8/30/96
------------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio        -27.15%  -27.15%  -23.49%   -9.13%      --   -8.53%   -1.89%     --    -0.43%     8/1/96
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio               -37.02%  -37.02%  -13.35%   37.20%      --   -4.66%    6.53%     --     7.18%    8/30/96
------------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                -24.66%  -24.66%   31.80%      --       --    9.63%     --       --     7.45%    3/23/98
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                      -23.46%  -23.46%  -12.91%      --       --   -4.50%     --       --    -2.38%    3/23/98
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                    Calendar Year Returns
-----------------------------------------------------------------------------
                                                  2000      1999      1998
-----------------------------------------------------------------------------

STOCK ACCOUNTS:
-----------------------------------------------------------------------------
AIM Capital Appreciation Portfolio               -11.55%    41.11%     15.70%
-----------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I          -15.75%    28.24%     30.66%
-----------------------------------------------------------------------------
Alliance Growth Portfolio                        -19.28%    30.55%     27.39%
-----------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                -22.88%    51.54%     59.52%
-----------------------------------------------------------------------------
CitiStreet International Stock Fund -
Class I                                           -9.21%    30.82%     13.39%
-----------------------------------------------------------------------------
CitiStreet Large Company Stock Fund -
Class I                                          -16.06%    -1.57%     14.05%
-----------------------------------------------------------------------------
CitiStreet Small Company Stock Fund -
Class I                                            8.67%    34.95%     -9.83%
-----------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio         -32.43%    79.09%    -17.22%
-----------------------------------------------------------------------------
Delaware Investments REIT Series                  29.65%    -3.87%        --
-----------------------------------------------------------------------------
Delaware Small Cap Value Series                   16.67%    -6.09%     -6.05%
-----------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                -1.93%    10.02%     28.52%
-----------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                   11.85%    21.56%     -4.71%
-----------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                 7.73%     3.56%     10.91%
-----------------------------------------------------------------------------
Equity Index Portfolio - Class  II*              -10.49%    19.04%     26.94%
-----------------------------------------------------------------------------
Federated Stock Portfolio                          2.44%     3.98%     16.26%
-----------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            --        --         --
Portfolio - Service Class 2*
-----------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio -         -8.03%    22.55%     28.26%
Service Class 2*
-----------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -                   5.15%    47.02%        --
Service Class 2*
-----------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -        -32.65%   122.50%     32.52%
Service Shares*
-----------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -         -17.07%    62.33%     27.26%
Service Shares*
-----------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                   -15.58%    27.65%     33.75%
-----------------------------------------------------------------------------
Lazard International Stock Portfolio             -12.58%    20.14%     11.17%
-----------------------------------------------------------------------------
MFS Emerging Growth Portfolio                    -21.16%    74.51%     32.55%
-----------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                       7.95%    62.05%        --
-----------------------------------------------------------------------------
MFS Research Portfolio                            -6.79%    22.08%        --
-----------------------------------------------------------------------------

                                        9

                     TRAVELERS REGISTERED GOLD TRACK SELECT
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Cumulative Returns                       Average Annual Returns
------------------------------------------------------------------------------------------------------------------------------------
                                                YTD     1 YR      3YR     5YR     10YR      3YR      5YR    10YR      Inception
------------------------------------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -
Class IB Shares*                              -21.10%  -21.10%   11.26%      --       --    3.62%     --      --    8.30%    1/2/97
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund -
Class IB Shares*                               17.97%   17.97%      --       --       --      --      --      --   15.95%   4/30/99
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund -
Class IB Shares*                              -30.44%  -30.44%      --       --       --      --      --      --  -42.58%   9/28/00
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund          0.58%    0.58%   41.48%      --       --   12.25%     --      --   13.73%   2/17/98
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund       -5.39%   -5.39%   18.63%      --       --    5.85%     --      --    6.94%   2/17/98
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth
Fund                                           -8.44%   -8.44%      --       --       --      --      --      --   12.08%   11/1/99
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio       -5.32%   -5.32%      --       --       --      --      --      --   13.10%   11/1/99
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio            -5.23%   -5.23%    4.03%   52.65%  148.44%   1.33%   8.82%  9.52%    9.80%  10/16/91
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio       -6.50%   -6.50%   33.92%   60.18%      --   10.21%   9.88%    --    12.90%   12/3/93
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth
Portfolio                                     -32.07%  -32.07%  -15.38%   -9.82%      --   -5.41%  -2.04%    --     1.25%   6/20/94
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio         -15.64%  -15.64%      --       --       --      --      --     --    -2.94%   9/14/99
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio       -13.66%  -13.66%    2.42%      --       --    0.80%     --     --     6.65%    5/6/98
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selection All Cap
Growth Portfolio                              -15.32%  -15.32%      --       --       --      --      --     --     7.18%   9/14/99
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities
Portfolio                                     -17.31%  -17.31%   20.86%      --       --    6.51%     --     --     5.03%    2/7/97
----------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio
(Smith Barney)                                -16.77%  -16.77%   -6.51%   53.35%      --   -2.22%   8.92%    --    10.59%    5/1/92
----------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                  2.77%    2.77%    4.90%      --       --    1.61%     --     --     0.99%  10/10/97
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio  -5.27%   -5.27%   22.13%      --       --    6.89%     --     --    14.15%    4/1/97
----------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)            -24.00%  -24.00%   -8.05%   32.66%      --   -2.76%   5.81%    --     7.75%    2/4/94
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio
 Class II Shares*                             -32.56%  -32.56%   20.48%   94.49%      --    6.40%  14.22%    --    15.88%    7/3/95
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio
Class II Shares*                              -21.64%  -21.64%  -18.06%   30.40%  136.53%  -6.42%   5.45%  8.98%    8.34%    4/7/86
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                  Calendar Year Returns
-----------------------------------------------------------------------------
                                                2000      1999      1998
-----------------------------------------------------------------------------

STOCK ACCOUNTS:
-----------------------------------------------------------------------------
Putnam VT International Growth Fund -           -10.77%    58.04%     16.95%
Class IB Shares*
-----------------------------------------------------------------------------
Putnam VT Small Cap Value Fund -                 22.86%       --         --
Class IB Shares*
-----------------------------------------------------------------------------
Putnam VT Voyager II Fund -                         --        --         --
Class IB Shares*
-----------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund           16.72%    20.51%        --
-----------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund         13.76%    10.23%        --
-----------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth       15.23%       --         --
Fund
-----------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio         14.23%       --         --
-----------------------------------------------------------------------------
Smith Barney Appreciation Portfolio              -1.70%    11.67%     17.59%
-----------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio         18.92%    20.44%      3.71%
-----------------------------------------------------------------------------
Smith Barney International All Cap Growth       -24.77%    65.58%      5.11%
Portfolio
-----------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio            -6.40%       --         --
-----------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio          -8.15%    29.15%        --
-----------------------------------------------------------------------------
Smith Barney Premier Selection All Cap           16.37%       --         --
Growth Portfolio
-----------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities       7.61%    35.83%     -5.04%
Portfolio
-----------------------------------------------------------------------------
Social Awareness Stock Portfolio                 -1.77%    14.34%     30.53%
(Smith Barney)
-----------------------------------------------------------------------------
Strong Multi Cap Value Fund II                    6.44%    -4.10%      0.69%
-----------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio    15.11%    12.00%     15.40%
-----------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)               22.67%    -1.37%     16.65%
-----------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio            -11.46%   101.77%     35.77%
 Class II Shares*
-----------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                 -15.83%    24.23%     23.36%
Class II Shares*
-----------------------------------------------------------------------------

                                       10

                     TRAVELERS REGISTERED GOLD TRACK SELECT
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Cumulative Returns                          Average Annual Returns
------------------------------------------------------------------------------------------------------------------------------------
                                                YTD     1 YR     3YR      5YR      10YR     3YR     5YR    10YR       Inception
------------------------------------------------------------------------------------------------------------------------------------

BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I     5.48%    5.48%   12.30%   33.68%      --    3.94%    5.97%     --    5.79%     5/1/93
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio -
Administrative Class                           7.43%    7.43%   14.67%      --       --    4.66%      --      --    5.30%   12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio            2.88%    2.88%    0.96%    6.65%      --    0.32%    1.29%     --    3.86%    6/20/94
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio            -4.99%   -4.99%  -12.67%   -2.67%      --   -4.41%   -0.54%     --    3.13%    6/22/94
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                8.13%    8.13%   11.09%   34.43%  115.01%   3.56%    6.09%   7.95%   7.06%    6/10/83
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio               5.74%    5.74%   11.42%   26.24%      --    3.67%    4.77%     --    5.06%    8/30/96
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities
Portfolio                                      4.45%    4.45%   11.64%   35.02%      --    3.73%    6.19%     --    5.98%    1/24/92
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -
Service Shares*                               -6.14%   -6.14%   14.34%   82.67%      --    4.56%   12.80%     --   12.92%    9/13/93
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                    -1.29%   -1.29%   15.13%   51.85%      --    4.81%    8.71%     --   10.22%    6/20/94
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund   -2.09%   -2.09%    3.75%      --       --    1.24%      --      --    2.15%    2/17/98
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                -6.31%   -6.31%    2.58%   47.22%  124.19%   0.85%    8.04%   8.40%   8.48%     6/7/83
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio               2.43%    2.43%   11.27%   19.64%   32.01%   3.62%    3.65%   2.81%   3.71%   12/31/87
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio -             0.15%  This yield quotation more closely
 7 Day Yield                                          reflects the current earnings of this
                                                      fund.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Calendar Year Returns
--------------------------------------------------------------------------------
                                                    2000       1999       1998
--------------------------------------------------------------------------------

BOND ACCOUNTS:
--------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I          10.91%    -4.00%      7.63%
--------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio -
Administrative Class                                 8.77%    -1.86%      7.23%
--------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                 -1.67%    -0.20%     -0.63%
--------------------------------------------------------------------------------
Smith Barney High Income Portfolio                  -9.23%     1.27%     -0.85%
--------------------------------------------------------------------------------
Travelers High Yield Bond Trust                     -0.33%     3.07%      5.18%
--------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                     5.59%    -0.22%      7.14%
--------------------------------------------------------------------------------
Travelers U.S. Government Securities
Portfolio                                           12.97%    -5.38%      8.78%
--------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -
Service Shares*                                     -2.64%    25.12%     32.55%
--------------------------------------------------------------------------------
MFS Total Return Portfolio                          15.14%     1.31%     10.25%
--------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund          6.52%    -0.52%        --
--------------------------------------------------------------------------------
Travelers Managed Assets Trust                      -2.88%    12.75%     19.87%
--------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------
Travelers Money Market Portfolio                     4.83%     3.62%      3.69%
--------------------------------------------------------------------------------
Travelers Money Market Portfolio -
  7 Day Yield

--------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                       11

                TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
                STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                              CHART FEE = 1.25%

                                                         ---------------------------------------------------------
                                                               1 YR          5 YR        10 YR or Inception
  ----------------------------------------------------------------------------------------------------------------
  STOCK ACCOUNTS:
  ----------------------------------------------------------------------------------------------------------------

  CitiStreet Large Company Stock Fund - Class I              -22.28%         --       -12.64%          10/8/1996
  ----------------------------------------------------------------------------------------------------------------
  CitiStreet Small Company Stock Fund - Class I               -6.28%         --         1.59%          10/7/1996
  ----------------------------------------------------------------------------------------------------------------
  CitiStreet International Stock Fund - Class I              -27.54%         --         0.64%          10/7/1996
  ----------------------------------------------------------------------------------------------------------------
  BOND ACCOUNTS
  ----------------------------------------------------------------------------------------------------------------
  CitiStreet Diversified Bond Fund - Class I                  -1.37%         --         3.48%          10/8/1996
  ----------------------------------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active in the product.

                  TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                CHART FEE = 1.25%

 -----------------------------------------------------------------------------------------------------------------------------------
                                                    CUMULATIVE RETURNS                            AVERAGE RETURNS

                                    ------------------------------------------------------------------------------------------------
                                          YTD      1 YR      3YR      5YR      10YR       3YR       5YR     10YR     Inception
 -----------------------------------------------------------------------------------------------------------------------------------

 STOCK ACCOUNTS                                                                                                                    `
 -----------------------------------------------------------------------------------------------------------------------------------
 CitiStreet Large Company Stock
 Fund - Class I                         -17.92%   -17.92%  -33.85%   -4.22%    --       -12.86%    -0.86%   --      4.81%     5/1/93
 -----------------------------------------------------------------------------------------------------------------------------------
 CitiStreet Small Company Stock
 Fund - Class I                          -1.04%    -1.04%   41.69%   31.67%    --        12.31%     5.65%   --      7.22%     5/1/93
 -----------------------------------------------------------------------------------------------------------------------------------
 CitiStreet International Stock
 Fund - Class I                         -23.47%   -23.47%  -11.32%    1.68%    --        -3.92%     0.33%   --      4.67%     5/1/93
 -----------------------------------------------------------------------------------------------------------------------------------
 BOND ACCOUNTS
 -----------------------------------------------------------------------------------------------------------------------------------
 CitiStreet Diversified Bond
 Fund - Class I                           4.16%     4.16%    8.19%   25.60%    --         2.66%     4.66%   --      4.47%     5/1/93
 -----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
                                           CALENDAR YEAR RETURNS

                                   --------------------------------
                                         2000     1999     1998
--------------------------------------------------------------------

STOCK ACCOUNTS
--------------------------------------------------------------------
CitiStreet Large Company Stock
Fund - Class I                           -17.09%  -2.81%   12.62%
--------------------------------------------------------------------
CitiStreet Small Company Stock
Fund - Class I                             7.38%  33.34%  -10.95%
--------------------------------------------------------------------
CitiStreet International Stock
Fund - Class I                           -10.33%  29.23%   11.97%
--------------------------------------------------------------------
BOND ACCOUNTS
--------------------------------------------------------------------
CitiStreet Diversified Bond
Fund - Class I                             9.55%  -5.19%    6.29%
--------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                                       12

                   REGISTERED GOLD TRACK SELECT CHART PROGRAM
                   STANDARDIZED PERFORMANCE AS AS OF 12/31/01

                                CHART FEE = 1.25%

                                                                 -------------------------------------------------------------------
                                                                       1 YR            5 YR               10 YR or Inception
------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

CitiStreet Large Company Stock Fund - Class I                         -22.02%          --            -0.21%             10/8/1996
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I                          -5.99%          --             2.09%             10/7/1996
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I                         -27.30%          --             1.14%             10/7/1996
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I                             -1.05%          --             4.00%             10/8/1996
------------------------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized  performance is based on the date that the investment option became active in the product.

                   REGISTERED GOLD TRACT SELECT CHART PROGRAM
                  NONSTANDARDIZED PERFORMANCE AS AS OF 12/31/01

                                CHART FEE = 1.25%

                                                         CUMULATIVE RETURNS                              AVERAGE RETURNS
                                          -----------------------------------------------------------------------------------------
                                             YTD       1 YR      3YR      5YR    10YR      3YR     5YR     10YR       Inception
-----------------------------------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS                                                                                                                    `
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock
Fund - Class I                             -17.92%   -17.92%   -33.85%   -4.22%   --     -12.86%   -0.86%    --     4.81%    5/1/93
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock
Fund - Class I                              -1.04%    -1.04%    41.69%   31.67%   --      12.31%    5.65%    --     7.22%    5/1/93
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock
Fund - Class I                             -23.47%   -23.47%   -11.32%    1.68%   --      -3.92%    0.33%    --     4.67%    5/1/93
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond
Fund - Class I                               4.16%     4.16%     8.19%   25.60%   --       2.66%    4.66%    --     4.47%    5/1/93
-----------------------------------------------------------------------------------------------------------------------------------

                                                   CALENDAR YEAR RETURNS
                                            ---------------------------------
                                                2000       1999      1998
----------------------------------------------------------------------------

STOCK ACCOUNTS
----------------------------------------------------------------------------
CitiStreet Large Company Stock
Fund - Class I                                -17.09%    -2.81%     12.62%
----------------------------------------------------------------------------
CitiStreet Small Company Stock
Fund - Class I                                  7.38%    33.34%    -10.95%
----------------------------------------------------------------------------
CitiStreet International Stock
Fund - Class I                                -10.33%    29.23%     11.97%
----------------------------------------------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------------------
CitiStreet Diversified Bond
Fund - Class I                                  9.55%    -5.19%      6.29%
---------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                                       13

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant  under a qualified  plan, or a Section 403(b)  annuity,  attains age
70 1/2 or retires. Minimum annual distributions under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").

                                       14

The limit is $3,000 for calendar  years 2002 - 2004,  $4,000 for calendar  years
2005-2007,  and $5,000  for 2008,  and will be indexed  for  inflation  in years subsequent to 2008.  There are certain limits on the deductible  amount based on the  adjusted  gross  income of the  individual  and  spouse  and based on their participation  in a retirement  plan. If an individual is married and the spouse does  not  have  earned  income,  the  individual  may  establish  IRAs  for the individual and spouse. Purchase payments may then be made annually into IRAs for both  spouses in the  maximum  amount of 100% of earned  income up to a combined limit based on the individual limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

         The annual limits that apply to the amounts that may be contributed  to a defined contribution  plan  each  year  were increased by EGTRRA.  The maximum total annual limit was increased from $35,000 to $40,000.  The limit on employee salary  reduction  deferrals  (commonly  referred  to as "401(k) contributions")
increase on a graduated basis; $11,000 in 2002,  $12,000  in  2003,  $13,000  in
2004, $14,000 in 2005  and  $15,000  in  2005.  The $15,000 annual limit will be indexed for inflation after 2005.

                                       15

SECTION 403(B) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.   ELIGIBLE  ROLLOVER  DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
     FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR  FROM  457  PLANS
     SPONSORED BY GOVERNMENTAL ENTITIES

         There is a mandatory 20% tax  withholding for plan  distributions  that are  eligible  for rollover to an IRA or to another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

         (a)  a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

         (c)  a minimum  required  distribution  as defined under the tax law is taken  after the  attainment  of the age of 70 1/2or as  otherwise required by law, or

         (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

3.  PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD  GREATER THAN
    ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

                                       16

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December 31, 2001,  included herein,  and the financial  statements of The Travelers  Separate Account QP for
Variable Annuities as of December 31, 2001  and for the years ended December 31,
2001,  and  2000  also  included  herein,  have  been  included in reliance upon the reports of KPMG LLP, independent  certified  public  accountants,  appearing elsewhere  herein,  and upon the authority of said firm as experts in accounting and  auditing.  The audit  reports  covering  the  December  31, 2001  financial statements  and schedules of The Travelers  Insurance  Company and  subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       17

                                   GOLD TRACK
                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                         Group Variable Annuity Contract
                                    issued by

                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-12549S                                                               May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                        THE TRAVELERS SEPARATE ACCOUNT QP
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                   CAPITAL APPRECIATION   HIGH YIELD BOND                          MONEY MARKET
                                          FUND                 TRUST        MANAGED ASSETS TRUST     PORTFOLIO
                                   --------------------   ---------------   --------------------   ------------

ASSETS:
   Investments at market value:        $80,900,083          $4,038,969           $35,592,472        $9,894,416

   Receivables:
      Dividends ...............                 --                  --                    --             5,363
   Other assets ...............                 --                  --                    --                --
                                       -----------          ----------           -----------        ----------

         Total Assets .........         80,900,083           4,038,969            35,592,472         9,899,779
                                       -----------          ----------           -----------        ----------

LIABILITIES:
   Payables:
      Insurance charges .......              5,648                 284                 2,496               646
      Administrative fees .....                 26                   1                     5                --
                                       -----------          ----------           -----------        ----------

         Total Liabilities ....              5,674                 285                 2,501               646
                                       -----------          ----------           -----------        ----------

NET ASSETS: ...................        $80,894,409          $4,038,684           $35,589,971        $9,899,133
                                       ===========          ==========           ===========        ==========

                        See Notes to Financial Statements

                                      -1-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                     CITISTREET
                                                        CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE
                                  AIM V.I. VALUE FUND         BOND FUND                 FUND           COMPANY STOCK FUND
                                  -------------------   ----------------------   -------------------   ------------------

ASSETS:
   Investments at market value:        $195,726              $89,100,081             $69,703,508           $87,739,958

   Receivables:
      Dividends ...............              --                       --                      --                    --
   Other assets ...............              --                       --                      --                    --
                                       --------              -----------             -----------           -----------

         Total Assets .........         195,726               89,100,081              69,703,508            87,739,958
                                       --------              -----------             -----------           -----------

LIABILITIES:
   Payables:
      Insurance charges .......              11                    6,347                   4,931                 6,314
      Administrative fees .....              --                        1                       1                     3
                                       --------              -----------             -----------           -----------

         Total Liabilities ....              11                    6,348                   4,932                 6,317
                                       --------              -----------             -----------           -----------

NET ASSETS: ...................        $195,715              $89,093,733             $69,698,576           $87,733,641
                                       ========              ===========             ===========           ===========

                        See Notes to Financial Statements

                                      -2-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                     CREDIT SUISSE TRUST
 CITISTREET SMALL     EMERGING MARKETS                   SMALL CAP VALUE   DREYFUS STOCK INDEX     DREYFUS APPRECIATION
COMPANY STOCK FUND        PORTFOLIO        REIT SERIES       SERIES                FUND          PORTFOLIO - INITIAL CLASS
------------------   -------------------   -----------   ---------------   -------------------   -------------------------

     $45,588,414          $960,043          $598,532       $1,664,633          $24,943,214              $20,538,676

              --                --                --               --                   --                       --
              --                --                --               --                   --                       --
     -----------          --------          --------       ----------          -----------              -----------

      45,588,414           960,043           598,532        1,664,633           24,943,214               20,538,676
     -----------          --------          --------       ----------          -----------              -----------

           3,246                68                41              107                1,818                    1,449
               2                --                --               --                   22                        1
     -----------          --------          --------       ----------          -----------              -----------

           3,248                68                41              107                1,840                    1,450
     -----------          --------          --------       ----------          -----------              -----------

     $45,585,166          $959,975          $598,491       $1,664,526          $24,941,374              $20,537,226
     ===========          ========          ========       ==========          ===========              ===========

                        See Notes to Financial Statements

                                      -3-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                          TEMPLETON ASSET   TEMPLETON GLOBAL    TEMPLETON GROWTH
                                  SMALL CAP PORTFOLIO -   STRATEGY FUND -   INCOME SECURITIES   SECURITIES FUND -
                                     INITIAL CLASS            CLASS 1        FUND - CLASS 1          CLASS 1
                                  ---------------------   ---------------   -----------------   -----------------

ASSETS:
   Investments at market value:        $11,085,880           $7,265,782          $443,214          $21,078,481

   Receivables:
      Dividends ...............                 --                   --                --                   --
   Other assets ...............                 --                   --                --                   --
                                       -----------           ----------          --------          -----------

         Total Assets .........         11,085,880            7,265,782           443,214           21,078,481
                                       -----------           ----------          --------          -----------

LIABILITIES:
   Payables:
      Insurance charges .......                764                  519                31                1,471
      Administrative fees .....                  1                    6                --                    9
                                       -----------           ----------          --------          -----------

         Total Liabilities ....                765                  525                31                1,480
                                       -----------           ----------          --------          -----------

NET ASSETS:                            $11,085,115           $7,265,257          $443,183          $21,077,001
                                       ===========           ==========          ========          ===========

                        See Notes to Financial Statements

                                      -4-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                             AGGRESSIVE GROWTH                           WORLDWIDE GROWTH
APPRECIATION   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE   PORTFOLIO - SERVICE   BALANCED PORTFOLIO -     PORTFOLIO -
  PORTFOLIO       - CLASS II SHARES         PORTFOLIO             SHARES             SERVICE SHARES       SERVICE SHARES
------------   ----------------------   -----------------   -------------------   --------------------   ----------------

  $75,397           $11,713,928             $748,444             $261,838              $1,191,087           $726,126

       --                    --                   --                   --                      --                 --
       --                    --                   --                   --                      --                 --
  -------           -----------             --------             --------              ----------           --------

   75,397            11,713,928              748,444              261,838               1,191,087            726,126
  -------           -----------             --------             --------              ----------           --------

        5                   816                   48                   14                      62                 37
       --                     1                   --                   --                      --                 --
  -------           -----------             --------             --------              ----------           --------

        5                   817                   48                   14                      62                 37
  -------           -----------             --------             --------              ----------           --------

  $75,392           $11,713,111             $748,396             $261,824              $1,191,025           $726,089
  =======           ===========             ========             ========              ==========           ========

                        See Notes to Financial Statements

                                      -5-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                              PUTNAM VT
                                                                         INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                                     TOTAL RETURN BOND     FUND - CLASS IB      VALUE FUND - CLASS IB
                                  EQUITY PORTFOLIO       PORTFOLIO              SHARES                  SHARES
                                  ----------------   -----------------   --------------------   ---------------------

ASSETS:
   Investments at market value:      $1,547,906           $385,945             $365,489                $391,827

   Receivables:
      Dividends ...............              --                 --                   --                      --
   Other assets ...............              --                 --                   --                      --
                                     ----------           --------             --------                --------

         Total Assets .........       1,547,906            385,945              365,489                 391,827
                                     ----------           --------             --------                --------

LIABILITIES:
   Payables:
      Insurance charges .......             107                 22                   19                      22
      Administrative fees .....              --                 --                   --                      --
                                     ----------           --------             --------                --------

         Total Liabilities ....             107                 22                   19                      22
                                     ----------           --------             --------                --------

NET ASSETS:                          $1,547,799           $385,923             $365,470                $391,805
                                     ==========           ========             ========                ========

                        See Notes to Financial Statements

                                      -6-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

PUTNAM VT VOYAGER
II FUND - CLASS IB                                    SMALL CAP                        SMITH BARNEY LARGE
      SHARES         CAPITAL FUND   INVESTORS FUND   GROWTH FUND   TOTAL RETURN FUND   CAP CORE PORTFOLIO
------------------   ------------   --------------   -----------   -----------------   ------------------

    $46,693           $5,628,815      $2,474,943      $195,967         $429,433             $31,784

         --                   --              --            --               --                  --
         --                  455              --            --               --                  --
    -------           ----------      ----------      --------         --------             -------

     46,693            5,629,270       2,474,943       195,967          429,433              31,784
    -------           ----------      ----------      --------         --------             -------

          3                  378             162            10               31                   3
         --                    1               1            --               --                  --
    -------           ----------      ----------      --------         --------             -------

          3                  379             163            10               31                   3
    -------           ----------      ----------      --------         --------             -------

    $46,690           $5,628,891      $2,474,780      $195,957         $429,402             $31,781
    =======           ==========      ==========      ========         ========             =======

                        See Notes to Financial Statements

                                      -7-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                     SMITH BARNEY PREMIER
                                      SELECTIONS ALL CAP    STRONG MULTI CAP   MONTGOMERY VARIABLE   CONVERTIBLE BOND
                                      GROWTH PORTFOLIO       VALUE FUND II     SERIES: GROWTH FUND       PORTFOLIO
                                     --------------------   ----------------   -------------------   ----------------

ASSETS:
   Investments at market value:             $39,599             $439,741            $310,446             $215,581

   Receivables:
      Dividends ..................               --                   --                  --                   --
   Other assets ..................               --                   --                  --                   --
                                            -------             --------            --------             --------

         Total Assets ............           39,599              439,741             310,446              215,581
                                            -------             --------            --------             --------

LIABILITIES:
   Payables:
      Insurance charges ..........                2                   29                  23                   16
      Administrative fees ........               --                   --                  --                   --
                                            -------             --------            --------             --------

         Total Liabilities .......                2                   29                  23                   16
                                            -------             --------            --------             --------

NET ASSETS:                                 $39,597             $439,712            $310,423             $215,565
                                            =======             ========            ========             ========

                        See Notes to Financial Statements

                                      -8-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

DISCIPLINED MID CAP   EQUITY INCOME   FEDERATED HIGH    FEDERATED STOCK                         LAZARD INTERNATIONAL
  STOCK PORTFOLIO       PORTFOLIO     YIELD PORTFOLIO      PORTFOLIO      LARGE CAP PORTFOLIO      STOCK PORTFOLIO
-------------------   -------------   ---------------   ---------------   -------------------   --------------------

     $3,975,566         $17,481,173       $269,811         $3,018,810         $17,298,114           $1,786,908

             --                  --             --                 --                  --                   --
             --                  --             --                 --                  --                   --
     ----------         -----------       --------         ----------         -----------           ----------

      3,975,566          17,481,173        269,811          3,018,810          17,298,114            1,786,908
     ----------         -----------       --------         ----------         -----------           ----------

            268               1,250             20                219               1,235                  128
             --                   1             --                 --                   1                    1
     ----------         -----------       --------         ----------         -----------           ----------

            268               1,251             20                219               1,236                  129
     ----------         -----------       --------         ----------         -----------           ----------

     $3,975,298         $17,479,922       $269,791         $3,018,591         $17,296,878           $1,786,779
     ==========         ===========       ========         ==========         ===========           ==========

                        See Notes to Financial Statements

                                      -9-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                       MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH   SOCIAL AWARENESS
                                     GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO     STOCK PORTFOLIO
                                     ----------------   ------------------   ------------   ----------------

Assets:
   Investments at market value:           $17,208            $6,811,583       $1,523,632      $10,913,939

   Receivables:
      Dividends ..................             --                    --               --               --
   Other assets ..................             --                    --               --               --
                                          -------            ----------       ----------      -----------

         Total Assets ............         17,208             6,811,583        1,523,632       10,913,939
                                          -------            ----------       ----------      -----------

LIABILITIES:
   Payables:
      Insurance charges ..........              2                   484              101              804
      Administrative fees ........             --                     1               --                5
                                          -------            ----------       ----------      -----------

         Total Liabilities .......              2                   485              101              809
                                          -------            ----------       ----------      -----------

NET ASSETS:                               $17,206            $6,811,098       $1,523,531      $10,913,130
                                          =======            ==========       ==========      ===========

                        See Notes to Financial Statements

                                      -10-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

TRAVELERS QUALITY     U.S. GOVERNMENT                                 AIM CAPITAL         ALLIANCE GROWTH   MFS TOTAL RETURN
 BOND PORTFOLIO     SECURITIES PORTFOLIO   UTILITIES PORTFOLIO   APPRECIATION PORTFOLIO      PORTFOLIO          PORTFOLIO
-----------------   --------------------   -------------------   ----------------------   ---------------   ----------------

    $4,901,600           $6,131,454            $3,778,330               $35,761             $55,568,004        $14,174,318

            --                   --                    --                    --                      --                 --
            --                   --                    --                    --                      --                 --
    ----------           ----------            ----------               -------             -----------        -----------

     4,901,600            6,131,454             3,778,330                35,761              55,568,004         14,174,318
    ----------           ----------            ----------               -------             -----------        -----------

           344                  438                   268                     3                   3,841                960
             2                    2                     1                    --                       3                  4
    ----------           ----------            ----------               -------             -----------        -----------

           346                  440                   269                     3                   3,844                964
    ----------           ----------            ----------               -------             -----------        -----------

    $4,901,254           $6,131,014            $3,778,061               $35,758             $55,564,160        $14,173,354
    ==========           ==========            ==========               =======             ===========        ===========

                        See Notes to Financial Statements

                                      -11-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                         SMITH BARNEY                               SMITH BARNEY
                                  PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP
                                   INCOME PORTFOLIO        PORTFOLIO        INCOME PORTFOLIO      GROWTH PORTFOLIO
                                  ------------------   -----------------   -----------------   ---------------------

ASSETS:
   Investments at market value:       $1,794,656           $1,316,301           $1,245,858           $5,106,632

   Receivables:
    Dividends .................               --                   --                   --                   --
   Other assets ...............               --                   --                   --                   --
                                      ----------           ----------           ----------           ----------

     Total Assets .............        1,794,656            1,316,301            1,245,858            5,106,632
                                      ----------           ----------           ----------           ----------

LIABILITIES:
   Payables:
    Insurance charges .........              132                   82                   91                  361
    Administrative fees .......                1                   --                   --                    1
                                      ----------           ----------           ----------           ----------

     Total Liabilities ........              133                   82                   91                  362
                                      ----------           ----------           ----------           ----------

NET ASSETS: ...................       $1,794,523           $1,316,219           $1,245,767           $5,106,270
                                      ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -12-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                                SMITH BARNEY SMALL
                        SMITH BARNEY LARGE                          EMERGING GROWTH                                 CAP GROWTH
SMITH BARNEY LARGE    CAPITALIZATION GROWTH   SMITH BARNEY MONEY  PORTFOLIO - CLASS II  ENTERPRISE PORTFOLIO -    OPPORTUNITIES
CAP VALUE PORTFOLIO         PORTFOLIO          MARKET PORTFOLIO         SHARES            CLASS II SHARES            PORTFOLIO
-------------------   ---------------------   ------------------   ------------------   ----------------------  ------------------

    $7,881,686             $5,828,171             $5,450,540             $67,434               $13,960               $74,456

            --                     --                  2,736                  --                    --                    --
            --                     --                     --                  --                    --                    --
    ----------             ----------             ----------             -------               -------               -------

     7,881,686              5,828,171              5,453,276              67,434                13,960                74,456
    ----------             ----------             ----------             -------               -------               -------

           518                    418                    437                   4                     1                     3
             3                      1                      6                  --                    --                    --
    ----------             ----------             ----------             -------               -------               -------

           521                    419                    443                   4                     1                     3
    ----------             ----------             ----------             -------               -------               -------

    $7,881,165             $5,827,752             $5,452,833             $67,430               $13,959               $74,453
    ==========             ==========             ==========             =======               =======               =======

                        See Notes to Financial Statements

                                      -13-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                       EQUITY-INCOME        GROWTH PORTFOLIO -  HIGH INCOME PORTFOLIO         ASSET MANAGER
                                 PORTFOLIO - INITIAL CLASS    INITIAL CLASS        - INITIAL CLASS      PORTFOLIO - INITIAL CLASS
                                 -------------------------  -----------------   ---------------------   -------------------------

ASSETS:
   Investments at market value:         $26,861,033            $47,483,098            $2,326,863              $15,106,556

   Receivables:
    Dividends .................                  --                     --                    --                       --
   Other assets ...............                  --                     --                    --                       --
                                        -----------            -----------            ----------              -----------

     Total Assets .............          26,861,033             47,483,098             2,326,863               15,106,556
                                        -----------            -----------            ----------              -----------

LIABILITIES:
   Payables:
    Insurance charges .........               1,891                  3,317                   164                    1,053
    Administrative fees .......                  14                     13                     1                        6
                                        -----------            -----------            ----------              -----------

     Total Liabilities ........               1,905                  3,330                   165                    1,059
                                        -----------            -----------            ----------              -----------

NET ASSETS: ...................         $26,859,128            $47,479,768            $2,326,698              $15,105,497
                                        ===========            ===========            ==========              ===========

                        See Notes to Financial Statements

                                      -14-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

   CONTRAFUND(R)        DYNAMIC CAPITAL
PORTFOLIO - SERVICE  APPRECIATION PORTFOLIO   MID CAP PORTFOLIO -
      CLASS 2          - SERVICE CLASS 2         SERVICE CLASS 2      COMBINED
-------------------  ----------------------   -------------------  -------------

    $1,461,872              $12,472               $269,454         $808,540,324

            --                   --                     --                8,099
            --                   --                     --                  455
    ----------              -------               --------         ------------

     1,461,872               12,472                269,454          808,548,878
    ----------              -------               --------         ------------

            75                    1                     15               56,928
            --                   --                     --                  148
    ----------              -------               --------         ------------

            75                    1                     15               57,076
    ----------              -------               --------         ------------

    $1,461,797              $12,471               $269,439         $808,491,802
    ==========              =======               ========         ============

                        See Notes to Financial Statements

                                      -15-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        CAPITAL APPRECIATION   HIGH YIELD BOND                          MONEY MARKET
                                                                FUND                TRUST        MANAGED ASSETS TRUST    PORTFOLIO
                                                        --------------------   ---------------   --------------------   ------------

INVESTMENT INCOME:
   Dividends ........................................       $    432,401           $231,883          $   958,650          $257,339
                                                            ------------           --------          -----------          --------

EXPENSES:
   Insurance charges ................................            786,524             32,514              309,467            62,112
   Administrative fees ..............................              3,269                 77                  648                54
                                                            ------------           --------          -----------          --------

      Total expenses ................................            789,793             32,591              310,115            62,166
                                                            ------------           --------          -----------          --------

         Net investment income (loss) ...............           (357,392)           199,292              648,535           195,173
                                                            ------------           --------          -----------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                 --                 --            2,130,775                --
      Realized gain (loss) on sale of investments ...         (6,550,019)            (2,434)            (659,749)               --
                                                            ------------           --------          -----------          --------

         Realized gain (loss) .......................         (6,550,019)            (2,434)           1,471,026                --
                                                            ------------           --------          -----------          --------

      Change in unrealized gain (loss)
         on investments .............................        (23,565,139)            76,414           (4,310,088)               --
                                                            ------------           --------          -----------          --------

   Net increase (decrease) in net assets
      resulting from operations .....................       $(30,472,550)          $273,272          $(2,190,527)         $195,173
                                                            ============           ========          ===========          ========

                        See Notes to Financial Statements

                                      -16-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    CITISTREET        CITISTREET
                                                        AIM V.I.    DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE
                                                       VALUE FUND    BOND FUND           FUND           COMPANY STOCK FUND
                                                       ----------   -----------   -------------------   ------------------

INVESTMENT INCOME:
   Dividends .......................................     $   257     $3,167,897      $    838,073          $    667,097
                                                         -------     ----------      ------------          ------------

EXPENSES:
   Insurance charges ...............................         428        653,288           520,598               661,536
   Administrative fees .............................           2            162                75                   325
                                                         -------     ----------      ------------          ------------

      Total expenses ...............................         430        653,450           520,673               661,861
                                                         -------     ----------      ------------          ------------

         Net investment income (loss) ..............        (173)     2,514,447           317,400                 5,236
                                                         -------     ----------      ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................       3,901             --        10,980,635             4,708,514
      Realized gain (loss) on sale of investments ..        (630)       492,031        (1,332,735)           (1,514,505)
                                                         -------     ----------      ------------          ------------

         Realized gain (loss) ......................       3,271        492,031         9,647,900             3,194,009
                                                         -------     ----------      ------------          ------------

      Change in unrealized gain (loss)
         on investments ............................      (4,392)     1,125,097       (24,049,931)          (15,889,405)
                                                         -------     ----------      ------------          ------------

   Net increase (decrease) in net assets
      resulting from operations ....................     $(1,294)    $4,131,575      $(14,084,631)         $(12,690,160)
                                                         =======     ==========      ============          ============

                        See Notes to Financial Statements

                                      -17-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             CREDIT SUISSE TRUST
 CITISTREET SMALL    GLOBAL HIGH-YIELD   INTERMEDIATE-TERM    EMERGING MARKETS                   SMALL CAP VALUE
COMPANY STOCK FUND       BOND FUND           BOND FUND            PORTFOLIO        REIT SERIES       SERIES
------------------   -----------------   -----------------   -------------------   -----------   ---------------

   $     19,105         $ 2,546,881          $1,646,472           $      --          $ 6,409         $  7,732
   ------------         -----------          ----------           ---------          -------         --------

        448,604              49,423              57,262               8,520            3,658            8,637
            149                   9                  18                  --                3                1
   ------------         -----------          ----------           ---------          -------         --------

        448,753              49,432              57,280               8,520            3,661            8,638
   ------------         -----------          ----------           ---------          -------         --------

       (429,648)          2,497,449           1,589,192              (8,520)           2,748             (906)
   ------------         -----------          ----------           ---------          -------         --------

     17,046,003                  --                  --                  --            1,318               --
     (1,423,301)         (3,520,392)           (975,246)            (74,892)          14,955           13,926
   ------------         -----------          ----------           ---------          -------         --------

     15,622,702          (3,520,392)           (975,246)            (74,892)          16,273           13,926
   ------------         -----------          ----------           ---------          -------         --------

    (15,092,361)          1,411,890             (24,481)            (27,951)          18,244          111,965
   ------------         -----------          ----------           ---------          -------         --------

   $    100,693         $   388,947          $  589,465           $(111,363)         $37,265         $124,985
   ============         ===========          ==========           =========          =======         ========

                        See Notes to Financial Statements

                                      -18-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                    SMALL CAP     TEMPLETON ASSET
                                                       DREYFUS STOCK     DREYFUS APPRECIATION      PORTFOLIO -    STRATEGY FUND -
                                                        INDEX FUND    PORTFOLIO - INITIAL CLASS   INITIAL CLASS       CLASS 1
                                                       -------------  -------------------------   -------------   ---------------

INVESTMENT INCOME:
   Dividends .......................................    $   285,524        $   179,759              $  43,887       $   108,220
                                                        -----------        -----------              ---------       -----------

EXPENSES:
   Insurance charges ...............................        230,091            178,867                 76,800            66,306
   Administrative fees .............................          2,628                113                     92               711
                                                        -----------        -----------              ---------       -----------

      Total expenses ...............................        232,719            178,980                 76,892            67,017
                                                        -----------        -----------              ---------       -----------

       Net investment income (loss) ................         52,805                779                (33,005)           41,203
                                                        -----------        -----------              ---------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................        131,751                 --                731,574           705,309
      Realized gain (loss) on sale of investments...       (705,446)          (130,175)              (482,096)         (173,858)
                                                        -----------        -----------              ---------       -----------

      Realized gain (loss) .........................       (573,695)          (130,175)               249,478           531,451
                                                        -----------        -----------              ---------       -----------

   Change in unrealized gain (loss)
      on investments ...............................     (3,263,199)        (2,113,118)              (686,116)       (1,429,990)
                                                        -----------        -----------              ---------       -----------

Net increase (decrease) in net assets
   resulting from operations .......................    $(3,784,089)       $(2,242,514)             $(469,643)      $  (857,336)
                                                        ===========        ===========              =========       ===========

                        See Notes to Financial Statements

                                      -19-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                      AGGRESSIVE
TEMPLETON GLOBAL    TEMPLETON GROWTH                                                                    GROWTH
INCOME SECURITIES   SECURITIES FUND -   APPRECIATION   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE     PORTFOLIO -
 FUND - CLASS I          CLASS 1          PORTFOLIO     - CLASS II SHARES           PORTFOLIO       SERVICE SHARES
-----------------   -----------------   ------------   ----------------------   -----------------   --------------

    $12,630            $   427,663         $   34            $    69,558             $   261            $    --
    -------            -----------         ------            -----------             -------            -------

      3,333                178,941            143                 81,889               1,070                518
         25                  1,065              1                     75                   2                  1
    -------            -----------         ------            -----------             -------            -------

      3,358                180,006            144                 81,964               1,072                519
    -------            -----------         ------            -----------             -------            -------

      9,272                247,657           (110)               (12,406)               (811)              (519)
    -------            -----------         ------            -----------             -------            -------

         --              3,564,273             --                     --               3,856                 --
        631               (230,712)            (2)              (139,984)             (1,246)              (439)
    -------            -----------         ------            -----------             -------            -------

        631              3,333,561             (2)              (139,984)              2,610               (439)
    -------            -----------         ------            -----------             -------            -------

     (2,065)            (3,962,996)         2,307             (1,057,194)             22,545             (6,731)
    -------            -----------         ------            -----------             -------            -------

    $ 7,838            $  (381,778)        $2,195            $(1,209,584)            $24,344            $(7,689)
    =======            ===========         ======            ===========             =======            =======

                        See Notes to Financial Statements

                                      -20-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                              WORLDWIDE GROWTH                          TOTAL
                                                      BALANCED PORTFOLIO -   PORTFOLIO - SERVICE                     RETURN BOND
                                                         SERVICE SHARES           SHARES          EQUITY PORTFOLIO    PORTFOLIO
                                                      --------------------   ------------------   ----------------   -----------

INVESTMENT INCOME:
   Dividends .......................................         $10,055               $   512            $  10,115        $ 3,644
                                                             -------               -------            ---------        -------

EXPENSES:
   Insurance charges ...............................           2,332                 1,491               13,954            606
   Administrative fees .............................               1                     1                   --              3
                                                             -------               -------            ---------        -------

      Total expenses ...............................           2,333                 1,492               13,954            609
                                                             -------               -------            ---------        -------

         Net investment income (loss) ..............           7,722                  (980)              (3,839)         3,035
                                                             -------               -------            ---------        -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................              --                    --                9,668          6,954
      Realized gain (loss) on sale of investments...            (453)               (2,955)             (16,392)            27
                                                             -------               -------            ---------        -------

         Realized gain (loss) ......................            (453)               (2,955)              (6,724)         6,981
                                                             -------               -------            ---------        -------

      Change in unrealized gain (loss)
         on investments ............................           1,544                (3,495)            (123,071)        (8,386)
                                                             -------               -------            ---------        -------

Net increase (decrease) in net assets
   resulting from operations .......................         $ 8,813               $(7,430)           $(133,634)       $ 1,630
                                                             =======               =======            =========        =======

                        See Notes to Financial Statements

                                      -21-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

     PUTNAM VT
INTERNATIONAL GROWTH    PUTNAM VT SMALL CAPS     PUTNAM VT VOYAGER
  FUND - CLASS IB      VALUE  FUND - CLASS IB   II FUND -  CLASS IB                                   SMALL CAP GROWTH
      SHARES                  SHARES                   SHARES         CAPITAL FUND   INVESTORS FUND         FUND
--------------------   ----------------------   -------------------   ------------   --------------   ----------------

     $     --                 $    --                  $  --            $ 38,262        $ 18,121           $    --
     --------                 -------                  -----            --------        --------           -------

          736                     664                    102              31,642          11,102               275
            1                       1                     --                  27              40                --
     --------                 -------                  -----            --------        --------           -------

          737                     665                    102              31,669          11,142               275
     --------                 -------                  -----            --------        --------           -------

         (737)                   (665)                  (102)              6,593           6,979              (275)
     --------                 -------                  -----            --------        --------           -------

           --                      --                     --              41,609          13,102                --
       (3,185)                     19                     (8)              9,184             985              (791)
     --------                 -------                  -----            --------        --------           -------

       (3,185)                     19                     (8)             50,793          14,087              (791)
     --------                 -------                  -----            --------        --------           -------

       (6,985)                 25,830                   (751)            (37,614)        (48,554)           13,103
     --------                 -------                  -----            --------        --------           -------

     $(10,907)                $25,184                  $(861)           $ 19,772        $(27,488)          $12,037
     ========                 =======                  =====            ========        ========           =======

                        See Notes to Financial Statements

                                      -22-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                             SMITH BARNEY PREMIER
                                                                        SMITH BARNEY LARGE    SELECTIONS ALL CAP    STRONG MULTI CAP
                                                    TOTAL RETURN FUND   CAP CORE PORTFOLIO     GROWTH PORTFOLIO      VALUE FUND II
                                                    -----------------   ------------------   --------------------   ----------------

INVESTMENT INCOME:
   Dividends .....................................       $  8,971              $  --                 $ --                $    17
                                                         --------              -----                 ----                -------

EXPENSES:
   Insurance charges .............................          3,359                 66                   44                  2,178
   Administrative fees ...........................             --                  2                   --                     --
                                                         --------              -----                 ----                -------

      Total expenses .............................          3,359                 68                   44                  2,178
                                                         --------              -----                 ----                -------

         Net investment income (loss) ............          5,612                (68)                 (44)                (2,161)
                                                         --------              -----                 ----                -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .................             --                 --                   --                    138
      Realized gain (loss) on sale of investments.            323               (180)                  (6)                   527
                                                         --------              -----                 ----                -------

         Realized gain (loss) ....................            323               (180)                  (6)                   665
                                                         --------              -----                 ----                -------

      Change in unrealized gain (loss)
         on investments ..........................        (10,590)               743                  126                 17,166
                                                         --------              -----                 ----                -------

   Net increase (decrease) in net assets
      resulting from operations ..................       $ (4,655)             $ 495                 $ 76                $15,670
                                                         ========              =====                 ====                =======

                        See Notes to Financial Statements

                                      -23-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MONTGOMERY VARIABLE   CONVERTIBLE BOND   DISCIPLINED MID CAP   DISCIPLINED SMALL CAP   EQUITY INCOME   FEDERATED HIGH YIELD
SERIES: GROWTH FUND      PORTFOLIO         STOCK PORTFOLIO        STOCK PORTFOLIO        PORTFOLIO          PORTFOLIO
-------------------   ----------------   -------------------   ---------------------   -------------   --------------------

     $ 16,128             $  3,647            $   9,702              $    369           $   201,068          $ 40,559
     --------             --------            ---------              --------           -----------          --------

        2,642                2,033               25,994                 1,712               153,080             3,185
           --                   --                   34                    --                   129                 7
     --------             --------            ---------              --------           -----------          --------

        2,642                2,033               26,028                 1,712               153,209             3,192
     --------             --------            ---------              --------           -----------          --------

       13,486                1,614              (16,326)               (1,343)               47,859            37,367
     --------             --------            ---------              --------           -----------          --------

       24,492                7,822              238,488                10,209                41,138                --
      (12,147)              (1,184)             (56,162)              (32,840)              (24,335)          (28,786)
     --------             --------            ---------              --------           -----------          --------

       12,345                6,638              182,326               (22,631)               16,803           (28,786)
     --------             --------            ---------              --------           -----------          --------

      (98,362)             (14,365)            (251,269)               (4,160)           (1,329,081)           (6,148)
     --------             --------            ---------              --------           -----------          --------

     $(72,531)            $ (6,113)           $ (85,269)             $(28,134)          $(1,264,419)         $  2,433
     ========             ========            =========              ========           ===========          ========

                        See Notes to Financial Statements

                                      -24-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                     FEDERATED STOCK                         LAZARD INTERNATIONAL    MFS EMERGING
                                                        PORTFOLIO      LARGE CAP PORTFOLIO      STOCK PORTFOLIO     GROWTH PORTFOLIO
                                                     ---------------   -------------------   --------------------   ----------------

INVESTMENT INCOME:
   Dividends .....................................       $ 39,925          $    94,758             $   3,305             $    --
                                                         --------          -----------             ---------             -------

EXPENSES:
   Insurance charges .............................         29,965              158,695                17,189                  54
   Administrative fees ...........................             11                   54                    12                   3
                                                         --------          -----------             ---------             -------

      Total expenses .............................         29,976              158,749                17,201                  57
                                                         --------          -----------             ---------             -------

         Net investment income (loss) ............          9,949              (63,991)              (13,896)                (57)
                                                         --------          -----------             ---------             -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .................        132,291               11,183                79,639               2,472
      Realized gain (loss) on sale ofinvestments..           (550)            (656,554)              (96,240)                 (7)
                                                         --------          -----------             ---------             -------

         Realized gain (loss) ....................        131,741             (645,371)              (16,601)              2,465
                                                         --------          -----------             ---------             -------

      Change in unrealized gain (loss)
         on investments ..........................        (91,127)          (2,864,807)             (586,166)             (2,715)
                                                         --------          -----------             ---------             -------

   Net increase (decrease) in net assets
      resulting from operations ..................       $ 50,563          $(3,574,169)            $(616,663)            $  (307)
                                                         ========          ===========             =========             =======

                        See Notes to Financial Statements

                                      -25-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MFS MID CAP GROWTH   MFS RESEARCH   SOCIAL AWARENESS   STRATEGIC STOCK   TRAVELERS QUALITY      U.S. GOVERNMENT
   PORTFOLIO          PORTFOLIO      STOCK PORTFOLIO      PORTFOLIO       BOND PORTFOLIO     SECURITIES PORTFOLIO
------------------   ------------   ----------------   ---------------   -----------------   --------------------

   $        --         $     603       $    47,604         $ 18,786           $131,155             $188,123
   -----------         ---------       -----------         --------           --------             --------

        56,147            11,833           102,023            3,673             33,156               42,001
            49                 8               550                8                190                  228
   -----------         ---------       -----------         --------           --------             --------

        56,196            11,841           102,573            3,681             33,346               42,229
   -----------         ---------       -----------         --------           --------             --------

       (56,196)          (11,238)          (54,969)          15,105             97,809              145,894
   -----------         ---------       -----------         --------           --------             --------

     1,475,814            95,034                --            4,194                 --                   --
      (253,383)          (34,850)         (155,945)         (58,774)            33,946               99,446
   -----------         ---------       -----------         --------           --------             --------

     1,222,431            60,184          (155,945)         (54,580)            33,946               99,446
   -----------         ---------       -----------         --------           --------             --------

    (2,957,669)         (427,731)       (1,862,544)           7,110             47,072              (42,278)
   -----------         ---------       -----------         --------           --------             -------

   $(1,791,434)        $(378,785)      $(2,073,458)        $(32,365)          $178,827             $203,062
   ===========         =========       ===========         ========           ========             ========

                        See Notes to Financial Statements

                                      -26-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                    ALLIANCE      MFS TOTAL
                                                           UTILITIES         AIM CAPITAL             GROWTH        RETURN
                                                           PORTFOLIO     APPRECIATION PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                          -----------    ----------------------   ------------    ---------

INVESTMENT INCOME:
   Dividends ..........................................   $    71,384             $   --          $    117,553    $ 277,769
                                                          -----------             ------          ------------    ---------

EXPENSES:
   Insurance charges ..................................        33,273                 61               497,736       89,599
   Administrative fees ................................            65                 --                   405          349
                                                          -----------             ------          ------------    ---------

      Total expenses ..................................        33,338                 61               498,141       89,948
                                                          -----------             ------          ------------    ---------

         Net investment income (loss) .................        38,046                (61)             (380,588)     187,821
                                                          -----------             ------          ------------    ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ......................       181,517                491             8,675,024      345,668
      Realized gain (loss) on sale of investments .....       (19,678)               124            (1,522,334)     (12,452)
                                                          -----------             ------          ------------    ---------

         Realized gain (loss) .........................       161,839                615             7,152,690      333,216
                                                          -----------             ------          ------------    ---------

   Change in unrealized gain (loss)
      on investments ..................................    (1,246,852)             2,726           (15,939,102)    (569,608)
                                                          -----------             ------          ------------    ---------

Net increase (decrease) in net assets
   resulting from operations ..........................   $(1,046,967)            $3,280          $ (9,167,000)   $ (48,571)
                                                          ===========             ======          ============    =========

                        See Notes to Financial Statements

                                      -27-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                     SMITH BARNEY   SMITH BARNEY     SMITH BARNEY   SMITH BARNEY        SMITH BARNEY
                      AGGRESSIVE        HIGH        INTERNATIONAL    LARGE CAP             LARGE
PUTNAM DIVERSIFIED     GROWTH          INCOME      ALL CAP GROWTH      VALUE       CAPITALIZATION GROWTH
 INCOME PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO            PORTFOLIO
------------------   ------------   ------------   --------------   ------------   ---------------------

     $134,459          $    --        $ 160,040      $        --      $ 106,046          $      --
     --------          -------        ---------      -----------      ---------          ---------

       15,468            1,895           11,887           49,441         64,459             47,281
          170               --               58               85            333                 17
     --------          -------        ---------      -----------      ---------          ---------

       15,638            1,895           11,945           49,526         64,792             47,298
     --------          -------        ---------      -----------      ---------          ---------

      118,821           (1,895)         148,095          (49,526)        41,254            (47,298)
     --------          -------        ---------      -----------      ---------          ---------

           --               --               --               --        272,513                 --
      (77,492)            (286)        (112,466)        (706,527)       (40,743)           (71,827)
     --------          -------        ---------      -----------      ---------          ---------

      (77,492)            (286)        (112,466)        (706,527)       231,770            (71,827)
     --------          -------        ---------      -----------      ---------          ---------

        4,620           35,907         (111,158)      (1,507,158)      (975,935)          (623,958)
     --------          -------        ---------      -----------      ---------          ---------

     $ 45,949          $33,726        $ (75,529)     $(2,263,211)     $(702,911)         $(743,083)
     ========          =======        =========      ===========      =========          =========

                        See Notes to Financial Statements

                                      -28-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                              SMITH BARNEY
                                                                                                                SMALL CAP
                                                           SMITH BARNEY   EMERGING GROWTH     ENTERPRISE          GROWTH
                                                           MONEY MARKET      PORTFOLIO -      PORTFOLIO -     OPPORTUNITIES
                                                             PORTFOLIO    CLASS II SHARES   CLASS II SHARES      PORTFOLIO
                                                           ------------   ---------------   ---------------   -------------

INVESTMENT INCOME:
   Dividends ...........................................     $196,839         $    --            $ --             $   --
                                                             --------         -------            ----             ------

EXPENSES:
   Insurance charges ...................................       50,906             147              30                135
   Administrative fees .................................          681               1              --                 --
                                                             --------         -------            ----             ------

      Total expenses ...................................       51,587             148              30                135
                                                             --------         -------            ----             ------

         Net investment income (loss) ..................      145,252            (148)            (30)              (135)
                                                             --------         -------            ----             ------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......................           --              --              --                 --
      Realized gain (loss) on sale of investments ......           --            (286)             --               (600)
                                                             --------         -------            ----             ------

         Realized gain (loss) ..........................           --            (286)             --               (600)
                                                             --------         -------            ----             ------
   Change in unrealized gain (loss)
      on investments ...................................           --          (1,144)            563              4,520
                                                             --------         -------            ----             ------

Net increase (decrease) in net assets
   resulting from operations ...........................     $145,252         $(1,578)           $533             $3,785
                                                             ========         =======            ====             ======

                        See Notes to Financial Statements

                                      -29-

                                                                 CONTRAFUND(R)   DYNAMIC CAPITAL
 EQUITY-INCOME      GROWTH        HIGH INCOME    ASSET MANAGER    PORTFOLIO -     APPRECIATION
  PORTFOLIO -     PORTFOLIO -     PORTFOLIO -     PORTFOLIO -       SERVICE        PORTFOLIO -
 INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      CLASS 2      SERVICE CLASS 2
--------------   -------------   -------------   -------------   -------------   ---------------

  $   474,097     $     42,587     $ 381,034      $   659,829       $     --          $  --
  -----------     ------------     ---------      -----------       --------          -----

      233,616          437,478        23,823          130,846          3,565             25
        1,704            1,682           124              721              3             --
  -----------     ------------     ---------      -----------       --------          -----

      235,320          439,160        23,947          131,567          3,568             25
  -----------     ------------     ---------      -----------       --------          -----

      238,777         (396,573)      357,087          528,262         (3,568)           (25)
  -----------     ------------     ---------      -----------       --------          -----

    1,331,987        4,003,218            --          247,436             --             --
     (114,960)      (2,441,014)     (386,405)        (248,838)        (2,484)          (460)
  -----------     ------------     ---------      -----------       --------          -----

    1,217,027        1,562,204      (386,405)          (1,402)        (2,484)          (460)
  -----------     ------------     ---------      -----------       --------          -----

   (3,109,487)     (12,369,027)     (329,247)      (1,348,415)       (11,736)           630
  -----------     ------------     ---------      -----------       --------          -----

  $(1,653,683)    $(11,203,396)    $(358,565)     $  (821,555)      $(17,788)         $ 145
  ===========     ============     =========      ===========       ========          =====

                        See Notes to Financial Statements

                                      -30-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        MID CAP PORTFOLIO -
                                                          SERVICE CLASS 2       COMBINED
                                                        -------------------   -------------

INVESTMENT INCOME:
   Dividends ........................................         $    --         $  15,414,798
                                                              -------         -------------

EXPENSES:
   Insurance charges ................................             434             6,824,567
   Administrative fees ..............................              --                17,262
                                                              -------         -------------

      Total expenses ................................             434             6,841,829
                                                              -------         -------------

         Net investment income (loss) ...............            (434)            8,572,969
                                                              -------         -------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................              --            57,260,010
      Realized gain (loss) on sale of investments ...            (147)          (24,446,463)
                                                              -------         -------------

         Realized gain (loss) .......................            (147)           32,813,547
                                                              -------         -------------

      Change in unrealized gain (loss)
         on investments .............................          10,883          (141,464,847)
                                                              -------         -------------

Net increase (decrease) in net assets
   resulting from operations ........................         $10,302         $(100,078,331)
                                                              =======         =============

                        See Notes to Financial Statements

                                      -31-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2001 and 2000

                                        CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST      MANAGED ASSETS TRUST
                                       ---------------------------   -----------------------   -------------------------
                                           2001           2000           2001        2000          2001          2000
                                       ------------   ------------   ----------   ----------   -----------   -----------

OPERATIONS:
   Net investment income (loss) ....   $   (357,392)  $   (686,002)  $  199,292   $  126,379   $   648,535   $   211,599
   Realized gain (loss) ............     (6,550,019)     1,789,334       (2,434)     (13,129)    1,471,026     2,731,373
   Change in unrealized gain (loss)
      on investments ...............    (23,565,139)   (30,798,483)      76,414     (127,718)   (4,310,088)   (4,033,869)
                                       ------------   ------------   ----------   ----------   -----------   -----------

      Net increase (decrease) in
         net assets resulting from
         operations ................    (30,472,550)   (29,695,151)     273,272      (14,468)   (2,190,527)   (1,090,897)
                                       ------------   ------------   ----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...     16,552,494     16,993,891      855,213      737,807     7,087,867     8,374,367
   Participant transfers from
      other Travelers accounts .....     14,380,498    103,306,639    1,768,788    1,141,459     5,135,200    16,217,955
   Administrative and asset
      allocation charges ...........           (922)        (1,300)         (49)         (32)         (383)         (405)
   Contract surrenders .............    (13,482,057)    (3,944,019)    (716,854)    (144,079)   (4,865,396)   (1,306,364)
   Participant transfers to other
      Travelers accounts ...........    (18,737,800)   (11,887,459)    (992,251)    (366,629)   (5,488,038)   (3,119,196)
   Other payments to participants ..       (171,903)       (32,498)      (2,500)          --      (177,040)     (199,423)
                                       ------------   ------------   ----------   ----------   -----------   -----------

      Net increase (decrease) in
         net assets resulting from
         unit transactions .........     (1,459,690)   104,435,254      912,347    1,368,526     1,692,210    19,966,934
                                       ------------   ------------   ----------   ----------   -----------   -----------

         Net increase (decrease)
            in net assets ..........    (31,932,240)    74,740,103    1,185,619    1,354,058      (498,317)   18,876,037

NET ASSETS:
      Beginning of year ............    112,826,649     38,086,546    2,853,065    1,499,007    36,088,288    17,212,251
                                       ------------   ------------   ----------   ----------   -----------   -----------
      End of year ..................   $ 80,894,409   $112,826,649   $4,038,684   $2,853,065   $35,589,971   $36,088,288
                                       ============   ============   ==========   ==========   ===========   ===========

                        See Notes to Financial Statements

                                      -32-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                         CITISTREET DIVERSIFIED
                                                      MONEY MARKET PORTFOLIO     AIM V.I. VALUE FUND           BOND FUND
                                                    --------------------------   -------------------   --------------------------
                                                        2001          2000          2001      2000         2001          2000
                                                    ------------   -----------     --------   ----     ------------   -----------

OPERATIONS:
   Net investment income (loss) .................   $    195,173   $   154,673     $   (173)   $--     $  2,514,447   $ 1,369,818
   Realized gain (loss) .........................             --            --        3,271     --          492,031        (5,099)
   Change in unrealized gain (loss)
      on investments ............................             --            --       (4,392)    --        1,125,097     2,092,343
                                                    ------------   -----------     --------    ---     ------------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............        195,173       154,673       (1,294)    --        4,131,575     3,457,062
                                                    ------------   -----------     --------    ---     ------------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      3,002,391     1,000,738       65,790     --       20,360,804    11,047,636
   Participant transfers from other
      Travelers accounts ........................     16,907,865     7,567,386      140,594     --       53,285,409    11,350,460
   Administrative and asset allocation charges ..            (10)           --          (31)    --         (784,539)     (330,409)
   Contract surrenders ..........................     (3,114,321)   (1,128,029)      (2,549)    --      (12,492,052)   (1,492,388)
   Participant transfers to other
      Travelers accounts ........................    (10,673,505)   (6,518,675)      (6,795)    --      (16,705,286)   (2,765,563)
   Other payments to participants ...............        (49,083)           --           --     --         (130,889)      (25,520)
                                                    ------------   -----------     --------    ---     ------------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      6,073,337       921,420      197,009     --       43,533,447    17,784,216
                                                    ------------   -----------     --------    ---     ------------   -----------

         Net increase (decrease) in net assetsts       6,268,510     1,076,093      195,715     --       47,665,022    21,241,278

NET ASSETS:
      Beginning of year .........................      3,630,623     2,554,530           --     --       41,428,711    20,187,433
                                                    ------------   -----------     --------    ---     ------------   -----------
      End of year ...............................   $  9,899,133   $ 3,630,623     $195,715    $--     $ 89,093,733   $41,428,711
                                                    ============   ===========     ========    ===     ============   ===========

                        See Notes to Financial Statements

                                      -33-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  CITISTREET INTERNATIONAL     CITISTREET LARGE COMPANY      CITISTREET SMALL COMPANY
         STOCK FUND                   STOCK FUND                   STOCK FUND            GLOBAL HIGH-YIELD BOND FUND
---------------------------   ---------------------------   --------------------------   ---------------------------
    2001            2000          2001           2000            2001         2000           2001           2000
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------

$    317,400    $   (60,249)  $      5,236   $    100,603   $   (429,648)  $  (354,859)  $  2,497,449    $   823,257
   9,647,900      1,830,592      3,194,009      2,401,731     15,622,702     1,937,406     (3,520,392)        (2,219)

 (24,049,931)    (5,830,214)   (15,889,405)   (11,917,575)   (15,092,361)    1,098,200      1,411,890     (1,570,636)
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------

 (14,084,631)    (4,059,871)   (12,690,160)    (9,415,241)       100,693     2,680,747        388,947       (749,598)
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------

  17,403,833     14,319,601     22,467,218     19,022,034     12,195,720    11,693,831      1,897,150      4,272,395

  27,144,600     27,505,893     26,858,520     31,352,028      8,947,592    23,735,637      1,054,455      6,504,886
    (511,726)      (399,679)      (714,535)      (505,032)      (456,389)     (384,892)       (46,447)      (128,758)
  (8,683,035)    (2,336,518)   (11,466,498)    (2,882,556)    (7,814,790)   (2,164,876)      (444,909)      (607,762)

  (9,847,220)    (8,893,901)    (6,675,934)    (4,553,419)   (22,877,663)   (6,269,998)   (18,721,027)      (973,593)
     (53,441)       (25,071)       (73,213)       (33,232)       (36,805)      (38,788)        (2,814)       (23,946)
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------

  25,453,011     30,170,325     30,395,558     42,399,823    (10,042,335)   26,570,914    (16,263,592)     9,043,222
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------

  11,368,380     26,110,454     17,705,398     32,984,582     (9,941,642)   29,251,661    (15,874,645)     8,293,624

  58,330,196     32,219,742     70,028,243     37,043,661     55,526,808    26,275,147     15,874,645      7,581,021
------------    -----------   ------------   ------------   ------------   -----------   ------------    -----------
$ 69,698,576    $58,330,196   $ 87,733,641   $ 70,028,243   $ 45,585,166   $55,526,808   $         --    $15,874,645
============    ===========   ============   ============   ============   ===========   ============    ===========

                        See Notes to Financial Statements

                                      -34-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                 CREDIT SUISSE TRUST EMERGING
                                                   INTERMEDIATE-TERM BOND FUND         MARKETS PORTFOLIO            REIT SERIES
                                                   ---------------------------   ----------------------------  -------------------
                                                        2001          2000             2001       2000            2001       2000
                                                    ------------  -----------       ---------  ---------       ---------  --------

OPERATIONS:
   Net investment income (loss) .................   $  1,589,192  $   572,564       $  (8,520) $  (7,186)      $   2,748  $  1,022
   Realized gain (loss) .........................       (975,246)      (4,728)        (74,892)    43,790          16,273       357
   Change in unrealized gain (loss)
      on investments ............................        (24,481)     262,149         (27,951)  (391,984)         18,244    33,945
                                                    ------------  -----------       ---------  ---------       ---------  --------

      Net increase (decrease) in net assets
         resulting from operations ..............        589,465      829,985        (111,363)  (355,380)         37,265    35,324
                                                    ------------  -----------       ---------  ---------       ---------  --------

UNIT TRANSACTIONS:
   Participant purchase payments ................      1,965,012    5,007,412         300,642    448,755         204,932    57,305
   Participant transfers from other
      Travelers accounts ........................      1,283,247    5,542,112         129,393    642,501         288,625   195,947
   Administrative and asset allocation charges           (46,491)    (136,000)             --         --             (14)       (3)
   Contract surrenders ..........................       (524,448)    (824,316)        (96,904)   (18,754)        (68,982)   (2,239)
   Participant transfers to other
      Travelers accounts ........................    (22,083,699)  (1,485,011)       (176,575)  (247,036)       (194,153)   (4,698)
   Other payments to participants ...............         (3,999)      (7,179)             --         --              --        --
                                                    ------------  -----------       ---------  ---------       ---------  --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    (19,410,378)   8,097,018         156,556    825,466         230,408   246,312
                                                    ------------  -----------       ---------  ---------       ---------  --------

         Net increase (decrease) in net assets ..    (18,820,913)   8,927,003          45,193    470,086         267,673   281,636

NET ASSETS:
      Beginning of year .........................     18,820,913    9,893,910         914,782    444,696         330,818    49,182
                                                    ------------  -----------       ---------  ---------       ---------  --------
      End of year ...............................   $         --  $18,820,913       $ 959,975  $ 914,782       $ 598,491  $330,818
                                                    ============  ===========       =========  =========       =========  ========

                        See Notes to Financial Statements

                                      -35-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     DREYFUS APPRECIATION PORTFOLIO -
SMALL CAP VALUE SERIES   DREYFUS STOCK INDEX FUND          INITIAL CLASS                SMALL CAP PORTFOLIO - INITIAL CLASS
----------------------   -------------------------   --------------------------------   -----------------------------------
  2001          2000         2001          2000             2001          2000                   2001          2000
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------

$     (906)   $    310   $    52,805   $    14,495      $       779   $   (18,414)           $   (33,005)  $    (8,487)
    13,926       4,513      (573,695)      655,759         (130,175)      273,506                249,478     3,034,160

   111,965      79,754    (3,263,199)   (3,813,301)      (2,113,118)     (527,557)              (686,116)   (2,778,139)
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------

   124,985      84,577    (3,784,089)   (3,143,047)      (2,242,514)     (272,465)              (469,643)      247,534
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------

   517,685     210,692     3,657,248     3,953,426        3,849,364     5,170,394              3,483,034     1,722,810

   660,999     177,599     4,078,609    20,963,523        2,437,063     3,918,184              5,075,140     4,298,832
        (8)         (3)         (440)         (687)             (41)          (22)                   (26)           (2)
   (82,691)    (16,657)   (3,260,603)     (820,849)      (2,249,724)   (1,231,285)              (947,789)      (99,324)

  (192,553)    (57,978)   (5,008,584)   (3,238,056)      (2,158,155)   (1,527,495)            (3,095,197)     (637,654)
        --          --       (16,328)      (11,433)         (16,281)       (2,258)                  (887)           --
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------

   903,432     313,653      (550,098)   20,845,924        1,862,226     6,327,518              4,514,275     5,284,662
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------

 1,028,417     398,230    (4,334,187)   17,702,877         (380,288)    6,055,053              4,044,632     5,532,196

   636,109     237,879    29,275,561    11,572,684       20,917,514    14,862,461              7,040,483     1,508,287
----------    --------   -----------   -----------      -----------   -----------            -----------   -----------
$1,664,526    $636,109   $24,941,374   $29,275,561      $20,537,226   $20,917,514            $11,085,115   $ 7,040,483
==========    ========   ===========   ===========      ===========   ===========            ===========   ===========

                        See Notes to Financial Statements

                                      -36-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  TEMPLETON ASSET STRATEGY    TEMPLETON GLOBAL INCOME    TEMPLETON-GROWTH SECURITIES
                                                       FUND - CLASS 1        SECURITIES FUND - CLASS 1          FUND - CLASS 1
                                                  ------------------------   -------------------------   ---------------------------
                                                      2001         2000          2001        2000             2001          2000
                                                  -----------   ----------     ---------   --------       -----------   -----------

OPERATIONS:
   Net investment income (loss) ................  $    41,203   $    7,268     $   9,272   $  3,247       $   247,657   $   (43,788)
   Realized gain (loss) ........................      531,451      334,333           631     (2,205)        3,333,561     1,193,942
   Change in unrealized gain (loss)
      on investments ...........................   (1,429,990)    (461,747)       (2,065)    15,257        (3,962,996)     (496,143)
                                                  -----------   ----------     ---------   --------       -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations .............     (857,336)    (120,146)        7,838     16,299          (381,778)      654,011
                                                  -----------   ----------     ---------   --------       -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      738,857      598,883        40,727     33,010         1,694,281     1,323,226
   Participant transfers from other
      Travelers accounts .......................      702,824    6,140,271       196,774    247,324         1,030,038    15,524,691
   Administrative and asset allocation charges           (145)        (191)           --         (4)              (49)         (130)
   Contract surrenders .........................     (519,948)    (221,667)      (23,902)    (2,254)       (1,814,041)     (564,822)
   Participant transfers to other
      Travelers accounts .......................   (1,012,763)    (411,271)     (107,819)   (42,196)       (1,160,713)     (951,636)
   Other payments to participants ..............      (13,051)      (1,552)       (2,084)        --           (11,299)          (92)
                                                  -----------   ----------     ---------   --------       -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ......     (104,226)   6,104,473       103,696    235,880          (261,783)   15,331,237
                                                  -----------   ----------     ---------   --------       -----------   -----------

         Net increase (decrease) in net assets .     (961,562)   5,984,327       111,534    252,179          (643,561)   15,985,248

NET ASSETS:
      Beginning of year ........................    8,226,819    2,242,492       331,649     79,470        21,720,562     5,735,314
                                                  -----------   ----------     ---------   --------       -----------   -----------

      End of year ..............................  $ 7,265,257   $8,226,819     $ 443,183   $331,649       $21,077,001   $21,720,562
                                                  ===========   ==========     =========   ========       ===========   ===========

                        See Notes to Financial Statements

                                      -37-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                          EQUITY INDEX PORTFOLIO -                                  AGGRESSIVE GROWTH PORTFOLIO -
APPRECIATION PORTFOLIO        CLASS II SHARES         FUNDAMENTAL VALUE PORTFOLIO          SERVICE SHARES
-----------------------   -------------------------   ---------------------------   -----------------------------
     2001      2000           2001          2000             2001      2000                 2001      2000
   --------    ----       -----------    ----------        --------    ----               --------    ----

   $   (110)   $--        $   (12,406)   $  (30,602)       $   (811)    $--               $   (519)    $--
         (2)    --           (139,984)       15,887           2,610      --                   (439)     --

      2,307     --         (1,057,194)     (599,037)         22,545      --                 (6,731)     --
   --------    ---        -----------    ----------        --------     ---               --------     ---

      2,195     --         (1,209,584)     (613,752)         24,344      --                 (7,689)
   --------    ---        -----------    ----------        --------     ---               --------     ---

     33,170     --          2,821,224     1,947,441         144,473      --                 72,629      --

     77,918     --          5,638,804     3,560,531         663,042      --                216,428      --
         --     --               (198)           (3)             --      --                     (7)     --
         --     --         (1,265,212)     (501,439)         (2,055)                            --      --

    (37,891)    --         (1,381,854)     (487,114)        (81,408)     --                (19,537)     --
         --     --                 --            --              --      --                     --      --
   --------    ---        -----------    ----------        --------     ---               --------     ---

     73,197     --          5,812,764     4,519,416         724,052      --                269,513      --
   --------    ---        -----------    ----------        --------     ---               --------     ---

     75,392     --          4,603,180     3,905,664         748,396      --                261,824      --

         --     --          7,109,931     3,204,267              --      --                     --      --
   --------    ---        -----------    ----------        --------     ---               --------     ---

   $ 75,392    $--        $11,713,111    $7,109,931        $748,396     $--               $261,824     $--
   ========    ===        ===========    ==========        ========     ===               ========     ===

                        See Notes to Financial Statements

                                      -38-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    BALANCED PORTFOLIO -        WORLDWIDE GROWTH
                                                      SERVICE SHARES       PORTFOLIO - SERVICE SHARES       EQUITY PORTFOLIO
                                                    --------------------   --------------------------    -----------------------
                                                         2001      2000          2001      2000             2001         2000
                                                      ----------   ----        ---------   ----          ----------   ----------

OPERATIONS:
   Net investment income (loss) .................     $    7,722    $--        $    (980)   $--          $   (3,839)  $     (969)
   Realized gain (loss) .........................           (453)                 (2,955)    --              (6,724)      79,027
   Change in unrealized gain (loss)
      on investments ............................          1,544     --           (3,495)    --            (123,071)      36,309
                                                      ----------    ---        ---------    ---          ----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ..............          8,813     --           (7,430)    --            (133,634)     114,367
                                                      ----------    ---        ---------    ---          ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................        181,042     --          150,598     --             294,609      205,234
   Participant transfers from other
      Travelers accounts ........................      1,071,585     --          733,787     --             881,676      135,831
   Administrative and asset allocation charges ..            (14)    --               (7)    --                  (2)           7
   Contract surrenders ..........................        (10,598)    --             (122)                   (76,281)    (154,153)
   Participant transfers to other
      Travelers accounts ........................        (59,803)    --         (150,737)    --            (918,788)    (188,229)
   Other payments to participants ...............             --     --               --     --                  --           --
                                                      ----------    ---        ---------    ---          ----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      1,182,212     --          733,519     --             181,214       (1,310)
                                                      ----------    ---        ---------    ---          ----------   ----------

         Net increase (decrease) in net assets ..      1,191,025     --          726,089     --              47,580      113,057

NET ASSETS:
      Beginning of year .........................             --     --               --     --           1,500,219    1,387,162
                                                      ----------    ---        ---------    ---          ----------   ----------
      End of year ...............................     $1,191,025    $--        $ 726,089    $--          $1,547,799   $1,500,219
                                                      ==========    ===        =========    ===          ==========   ==========

                        See Notes to Financial Statements

                                      -39-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                               PUTNAM VT INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP VALUE FUND   PUTNAM VT VOYAGER II FUND
 TOTAL RETURN BOND PORTFOLIO       FUND - CLASS IB SHARES              - CLASS IB SHARES             - CLASS IB SHARES
----------------------------   ------------------------------   ------------------------------   -------------------------
          2001    2000                  2001    2000                      2001    2000                 2001    2000
       --------   ----               --------   ----                   --------   ----               -------   ----

       $  3,035   $--                $   (737)  $--                    $   (665)  $--                $  (102)  $--
          6,981    --                  (3,185)   --                          19    --                     (8)   --

         (8,386)   --                  (6,985)   --                      25,830    --                   (751)   --
       --------   ---                --------   ---                    --------   ---                -------   ---

          1,630    --                 (10,907)   --                      25,184    --                   (861)   --
       --------   ---                --------   ---                    --------   ---                -------   ---

         71,805    --                 132,474    --                      74,797    --                 17,150    --

        335,778    --                 325,817    --                     303,594    --                 30,401    --
             (3)   --                      --    --                          --    --                     --    --
            (10)   --                    (198)   --                        (412)   --                     --    --

        (23,277)   --                 (81,716)   --                     (11,358)   --                     --    --
             --    --                      --    --                          --    --                     --    --
       --------   ---                --------   ---                    --------   ---                -------   ---

        384,293    --                 376,377    --                     366,621    --                 47,551    --
       --------   ---                --------   ---                    --------   ---                -------   ---

        385,923    --                 365,470    --                     391,805    --                 46,690    --

       --------   ---                --------   ---                    --------   ---                -------   ---
       $385,923   $--                $365,470   $--                    $391,805   $--                $46,690   $--
       ========   ===                ========   ===                    ========   ===                =======   ===

                        See Notes to Financial Statements

                                      -40-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                            CAPITAL FUND             INVESTORS FUND         SMALL CAP GROWTH FUND
                                                      ------------------------    ----------------------    ---------------------
                                                         2001          2000          2001          2000         2001      2000
                                                      ----------    ----------    ----------    --------      --------    ----

OPERATIONS:
   Net investment income (loss) ..................    $    6,593    $      643    $    6,979    $  1,887      $   (275)   $--
   Realized gain (loss) ..........................        50,793        98,970        14,087      26,942          (791)    --
   Change in unrealized gain (loss)
      on investments .............................       (37,614)        4,773       (48,554)     10,019        13,103     --
                                                      ----------    ----------    ----------    --------      --------    ---

      Net increase (decrease) in net assets
         resulting from operations ...............        19,772       104,386       (27,488)     38,848        12,037     --
                                                      ----------    ----------    ----------    --------      --------    ---

UNIT TRANSACTIONS:
   Participant purchase payments .................     1,918,372       496,606       605,544     334,519        32,427     --
   Participant transfers from other
      Travelers accounts .........................     3,104,461       894,530     1,730,238     128,693       151,544     --
   Administrative and asset allocation charges ...            (3)           --           (48)        (21)           --     --
   Contract surrenders ...........................      (608,158)      (30,688)     (239,201)    (12,456)          (51)    --
   Participant transfers to other
      Travelers accounts .........................      (604,496)      (75,058)     (248,541)    (19,039)           --     --
   Other payments to participants ................            --            --            --          --            --     --
                                                      ----------    ----------    ----------    --------      --------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ........     3,810,176     1,285,390     1,847,992     431,696       183,920     --
                                                      ----------    ----------    ----------    --------      --------    ---

         Net increase (decrease) in net assets ...     3,829,948     1,389,776     1,820,504     470,544       195,957     --

NET ASSETS:
   Beginning of year .............................     1,798,943       409,167       654,276     183,732            --     --
                                                      ----------    ----------    ----------    --------      --------    ---
   End of year ...................................    $5,628,891    $1,798,943    $2,474,780    $654,276      $195,957    $--
                                                      ==========    ==========    ==========    ========      ========    ===

                        See Notes to Financial Statements

                                      -41-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                        SMITH BARNEY LARGE CAP    SMITH BARNEY PREMIER SELECTIONS      STRONG MULTI CAP
 TOTAL RETURN FUND           CORE PORTFOLIO           ALL CAP GROWTH PORTFOLIO           VALUE FUND II
--------------------    ----------------------    -------------------------------    --------------------
  2001         2000          2001     2000                  2001     2000              2001        2000
--------    --------       -------    ----                -------    ----            --------    --------

$  5,612    $  7,299       $   (68)    $--                $   (44)    $--            $ (2,161)   $    (97)
     323         279          (180)     --                     (6)     --                 665        (149)

 (10,590)     11,248           743      --                    126      --              17,166       5,287
--------    --------       -------     ---                -------     ---            --------    --------

  (4,655)     18,826           495      --                     76      --              15,670       5,041
--------    --------       -------     ---                -------     ---            --------    --------

 104,045     108,705        20,152      --                 29,538      --             142,564      40,550

  46,121      52,605        11,136      --                  9,983      --             252,947      38,769
      --                        (2)                            --                          (3)         --
  (6,209)     (6,677)           --      --                     --      --             (33,121)     (5,665)

 (25,879)    (27,315)           --      --                             --             (56,063)     (1,391)
      --          --            --      --                     --      --                  --          --
--------    --------       -------     ---                -------     ---            --------    --------

 118,078     127,318        31,286      --                 39,521      --             306,324      72,263
--------    --------       -------     ---                -------     ---            --------    --------

 113,423     146,144        31,781      --                 39,597      --             321,994      77,304

 315,979     169,835            --      --                     --      --             117,718      40,414
--------    --------       -------     ---                -------     ---            --------    --------
$429,402    $315,979       $31,781     $--                $39,597     $--            $439,712    $117,718
========    ========       =======     ===                =======     ===            ========    ========

                        See Notes to Financial Statements

                                      -42-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 MONTGOMERY VARIABLE SERIES:                               DISCIPLINED MID CAP STOCK
                                                       GROWTH FUND            CONVERTIBLE BOND PORTFOLIO          PORTFOLIO
                                                 --------------------------   --------------------------   -------------------------
                                                       2001       2000             2001        2000            2001         2000
                                                     --------   --------        ---------   ---------      -----------   -----------

OPERATIONS:
   Net investment income (loss) ..............       $ 13,486   $ (1,172)        $  1,614   $     65       $   (16,326)  $   (6,485)
   Realized gain (loss) ......................         12,345     22,148            6,638      6,555           182,326       53,155
   Change in unrealized gain (loss)
      on investments .........................        (98,362)   (54,584)         (14,365)    (3,011)         (251,269)      25,099
                                                     --------   --------         --------   --------       -----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ...........        (72,531)   (33,608)          (6,113)     3,609           (85,269)      71,769
                                                     --------   --------         --------   --------       -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............         80,696    129,812           24,164     21,871         1,104,884      278,753
   Participant transfers from other
      Travelers accounts .....................         35,023     99,471          112,448    143,481         4,039,792    1,652,382
   Administrative and asset allocation charges             --         --               (2)        (4)              (28)          (9)
   Contract surrenders .......................        (26,165)    (3,889)         (15,849)        --          (312,034)     (35,784)
   Participant transfers to other
      Travelers accounts .....................        (16,878)   (30,284)         (60,821)   (99,865)       (2,652,343)    (517,275)
   Other payments to participants ............             --         --               --         --                --           --
                                                     --------   --------         --------   --------       -----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....         72,676    195,110           59,940     65,483         2,180,271    1,378,067
                                                     --------   --------         --------   --------       -----------   ----------

         Net increase (decrease) in net assets            145    161,502           53,827     69,092         2,095,002    1,449,836

NET ASSETS:
      Beginning of year ......................        310,278    148,776          161,738     92,646         1,880,296      430,460
                                                     --------   --------         --------   --------       -----------   ----------
      End of year ............................       $310,423   $310,278         $215,565   $161,738       $ 3,975,298   $1,880,296
                                                     ========   ========         ========   ========       ===========   ==========

                        See Notes to Financial Statements

                                      -43-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

DISCIPLINED SMALL CAP STOCK
       PORTFOLIO               EQUITY INCOME PORTFOLIO    FEDERATED HIGH YIELD PORTFOLIO   FEDERATED STOCK PORTFOLIO
---------------------------   -------------------------   ------------------------------   -------------------------
      2001        2000           2001          2000              2001        2000              2001          2000
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------

   $  (1,343)   $   (813)     $    47,859   $    38,064        $  37,367   $ 28,579         $     9,949   $    6,114
     (22,631)      6,625           16,803        (4,815)         (28,786)    (1,418)            131,741      112,578

      (4,160)     (5,779)      (1,329,081)    1,205,199           (6,148)   (57,675)            (91,127)     (18,269)
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------

     (28,134)         33       (1,264,419)    1,238,448            2,433    (30,514)             50,563      100,423
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------

      91,589      71,365        3,738,410     4,439,213           68,739     81,101             881,821      868,792

      60,030      39,902        3,340,559     1,845,875           19,641      3,428             341,034      236,659
          --          --             (189)           --               --         --                  (2)          --
     (21,402)     (2,949)      (3,237,928)     (982,470)        (104,084)    (4,246)         (1,169,195)    (137,951)

    (268,816)     (7,055)      (1,301,615)   (1,615,785)         (33,517)   (16,703)           (151,374)    (307,837)
          --          --          (12,201)       (2,325)          (9,514)        --              (1,390)          --
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------

    (138,599)    101,263        2,527,036     3,684,508          (58,735)    63,580             (99,106)     659,663
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------

    (166,733)    101,296        1,262,617     4,922,956          (56,302)    33,066             (48,543)     760,086

     166,733      65,437       16,217,305    11,294,349          326,093    293,027           3,067,134    2,307,048
   ---------    --------      -----------   -----------        ---------   --------         -----------   ----------
   $      --    $166,733      $17,479,922   $16,217,305        $ 269,791   $326,093         $ 3,018,591   $3,067,134
   =========    ========      ===========   ===========        =========   ========         ===========   ==========

                        See Notes to Financial Statements

                                      -44-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                   LAZARD INTERNATIONAL STOCK   MFS EMERGING GROWTH
                                                         LARGE CAP PORTFOLIO              PORTFOLIO                 PORTFOLIO
                                                    ---------------------------   ---------------------------   -------------------
                                                        2001           2000           2001          2000            2001     2000
                                                    ------------   ------------    -----------   -----------      --------   ----

OPERATIONS:
   Net investment income (loss) .................   $    (63,991)  $   (118,839)   $   (13,896)  $    19,478      $    (57)  $ --
   Realized gain (loss) .........................       (645,371)     1,168,161        (16,601)       42,539         2,465     --
   Change in unrealized gain (loss)
      on investments ............................     (2,864,807)    (4,058,445)      (586,166)     (240,390)       (2,715)    --
                                                    ------------   ------------    -----------   -----------      --------   ----

      Net increase (decrease) in net assets
         resulting from operations ..............     (3,574,169)    (3,009,123)      (616,663)     (178,373)         (307)    --
                                                    ------------   ------------    -----------   -----------      --------   ----

UNIT TRANSACTIONS:
   Participant purchase payments ................      4,681,769      5,202,898        562,961       597,515        15,893     --
   Participant transfers from other
      Travelers accounts ........................      3,758,041      4,018,923        334,434       804,775         1,621     --
   Administrative and asset allocation charges...            (79)            19             (1)           --            (1)    --
   Contract surrenders ..........................     (2,681,925)      (491,448)      (282,713)     (178,974)           --     --
   Participant transfers to other
      Travelers accounts ........................     (3,036,373)    (1,277,564)      (195,014)     (264,025)           --     --
   Other payments to participants ...............         (6,298)        (1,683)            30            --            --     --
                                                    ------------   ------------    -----------   -----------      --------   ----

      Net increase (decrease) in net assets
         resulting from unit transactions .......      2,715,135      7,451,145        419,697       959,291        17,513     --
                                                    ------------   ------------    -----------   -----------      --------   ----

         Net increase (decrease) in net assets          (859,034)     4,442,022       (196,966)      780,918        17,206     --

NET ASSETS:
      Beginning of year .........................     18,155,912     13,713,890      1,983,745     1,202,827            --     --
                                                    ------------   ------------    -----------   -----------      --------   ----
      End of year ...............................   $ 17,296,878   $ 18,155,912    $ 1,786,779   $ 1,983,745      $ 17,206   $ --
                                                    ============   ============    ===========   ===========      ========   ====

                        See Notes to Financial Statements

                                      -45-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

MFS MID CAP GROWTH PORTFOLIO    MFS RESEARCH PORTFOLIO    SOCIAL AWARENESS STOCK PORTFOLIO    STRATEGIC STOCK PORTFOLIO
----------------------------   ------------------------   ---------------------------------   -------------------------
     2001         2000            2001         2000              2001          2000               2001         2000
 -----------   -----------     -----------   ----------      ------------   -----------        -----------   ---------

 $   (56,196)  $   (27,720)    $   (11,238)  $   (7,809)     $    (54,969)  $   (38,987)         $  15,105   $   4,263
   1,222,431       216,984          60,184       28,754          (155,945)      143,115            (54,580)     20,007

  (2,957,669)     (387,332)       (427,731)    (123,014)       (1,862,544)     (257,173)             7,110      16,464
 -----------   -----------     -----------   ----------      ------------   -----------          ---------   ---------

  (1,791,434)     (198,068)       (378,785)    (102,069)       (2,073,458)     (153,045)           (32,365)     40,734
 -----------   -----------     -----------   ----------      ------------   -----------          ---------   ---------

   2,703,854     2,346,385         597,126      660,117         2,569,759     3,070,454             75,869      74,434

   2,698,032     3,330,789         297,882      295,897         1,950,839     2,759,897            237,972      29,330
         (61)          (35)             (5)          (4)             (115)         (124)                --          --
  (1,105,197)     (103,122)       (146,323)     (79,982)       (1,694,259)     (481,737)           (18,703)    (10,001)

  (1,446,419)     (407,367)       (217,464)     (82,937)       (1,543,497)     (957,827)          (727,366)    (44,270)
      (2,459)           --          (1,938)          --           (53,938)       (1,140)                --          --
 -----------   -----------     -----------   ----------      ------------   -----------          ---------   ---------

   2,847,750     5,166,650         529,278      793,091         1,228,789     4,389,523           (432,228)     49,493
 -----------   -----------     -----------   ----------      ------------   -----------          ---------   ---------

   1,056,316     4,968,582         150,493      691,022          (844,669)    4,236,478           (464,593)     90,227

   5,754,782       786,200       1,373,038      682,016        11,757,799     7,521,321            464,593     374,366
 -----------   -----------     -----------   ----------      ------------   -----------          ---------   ---------
 $ 6,811,098   $ 5,754,782     $ 1,523,531   $1,373,038      $ 10,913,130   $11,757,799          $      --   $ 464,593
 ===========   ===========     ===========   ==========      ============   ===========          =========   =========

                        See Notes to Financial Statements

                                      -46-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       TRAVELERS QUALITY           U.S. GOVERNMENT
                                                         BOND PORTFOLIO          SECURITIES PORTFOLIO        UTILITIES PORTFOLIO
                                                    -----------------------   -------------------------   -------------------------
                                                       2001         2000         2001          2000          2001          2000
                                                    ----------   ----------   -----------   -----------   -----------   -----------

OPERATIONS:
   Net investment income (loss) .................   $   97,809   $   39,300   $   145,894   $    81,890   $    38,046   $    16,915
   Realized gain (loss) .........................       33,946        1,458        99,446        11,654       161,839        55,618
   Change in unrealized gain (loss)
      on investments ............................       47,072       74,596       (42,278)      192,519    (1,246,852)      327,539
                                                    ----------   ----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............      178,827      115,354       203,062       286,063    (1,046,967)      400,072
                                                    ----------   ----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      798,866      311,138     1,407,320       543,505     1,492,947       605,562
   Participant transfers from other
      Travelers accounts ........................    2,154,685    1,696,691     5,281,440     2,011,275     2,067,475     2,794,288
   Administrative and asset allocation charges ..          (31)         (12)         (148)         (118)          (27)          (27)
   Contract surrenders ..........................     (421,620)     (99,759)     (600,260)      (99,148)     (444,281)      (67,214)
   Participant transfers to other
      Travelers accounts ........................     (631,690)     (77,517)   (3,292,208)   (1,248,712)   (1,629,566)   (1,386,028)
   Other payments to participants ...............       (5,457)          --          (815)           --            --       (10,037)
                                                    ----------   ----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,894,753    1,830,541     2,795,329     1,206,802     1,486,548     1,936,544
                                                    ----------   ----------   -----------   -----------   -----------   -----------

         Net increase (decrease) in net assets ..    2,073,580    1,945,895     2,998,391     1,492,865       439,581     2,336,616

NET ASSETS:
      Beginning of year .........................    2,827,674      881,779     3,132,623     1,639,758     3,338,480     1,001,864
                                                    ----------   ----------   -----------   -----------   -----------   -----------
      End of year ...............................   $4,901,254   $2,827,674   $ 6,131,014   $ 3,132,623   $ 3,778,061   $ 3,338,480
                                                    ==========   ==========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -47-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

    AIM CAPITAL                                                                         PUTNAM DIVERSIFIED INCOME
APPRECIATION PORTFOLIO     ALLIANCE GROWTH PORTFOLIO      MFS TOTAL RETURN PORTFOLIO            PORTFOLIO
----------------------    ----------------------------    --------------------------    -------------------------
   2001         2000          2001            2000            2001            2000         2001           2000
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------

  $   (61)      $ --      $   (380,588)   $   (332,528)   $   187,821     $   89,601    $   118,821    $   83,048
      615         --         7,152,690       2,159,741        333,216        161,598        (77,492)       (9,488)

    2,726         --       (15,939,102)    (14,345,773)      (569,608)       583,705          4,620       (92,638)
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------

    3,280         --        (9,167,000)    (12,518,560)       (48,571)       834,904         45,949       (19,078)
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------

   17,472         --        11,214,746      11,562,680      3,490,990      1,332,852        237,994       258,871

   15,175         --         6,290,462      44,505,120      7,780,179      1,369,383      1,239,407       393,318
      (17)        --              (288)           (159)          (137)           (15             --            --
       --                   (5,790,771)     (2,090,283)    (1,006,209)      (388,937       (167,026)      (90,288)

     (152)        --        (7,310,902)     (3,012,721)    (2,715,938)      (990,656     (1,010,274)     (138,826)
       --         --           (33,800)        (68,683)          (420)        (1,212           (620)           --
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------

   32,478         --         4,369,447      50,895,954      7,548,465      1,321,415        299,481       423,075
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------

   35,758         --        (4,797,553)     38,377,394      7,499,894      2,156,319        345,430       403,997

       --         --        60,361,713      21,984,319      6,673,460      4,517,141      1,449,093     1,045,096
  -------       ----      ------------    ------------    -----------     ----------    -----------    ----------
  $35,758       $ --      $ 55,564,160    $ 60,361,713    $14,173,354     $6,673,460    $ 1,794,523    $1,449,093
  =======       ====      ============    ============    ===========     ==========    ===========    ==========

                        See Notes to Financial Statements

                                      -48-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                        SMITH BARNEY
                                                      AGGRESSIVE GROWTH         SMITH BARNEY HIGH       SMITH BARNEY INTERNATIONAL
                                                          PORTFOLIO              INCOME PORTFOLIO        ALL CAP GROWTH PORTFOLIO
                                                     --------------------   -------------------------   --------------------------
                                                         2001        2000       2001           2000        2001           2000
                                                     ----------     -----   ----------     ----------   -----------    -----------

OPERATIONS:
   Net investment income (loss) ..................   $   (1,895)    $  --   $  148,095     $   90,684   $   (49,526)   $   (14,667)
   Realized gain (loss) ..........................         (286)       --     (112,466)       (32,586)     (706,527)        35,973
   Change in unrealized gain (loss)
      on investments .............................       35,907        --     (111,158)      (159,358)   (1,507,158)    (1,494,244)
                                                     ----------     -----   ----------     ----------   -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations ...............       33,726        --      (75,529)      (101,260)   (2,263,211)    (1,472,938)
                                                     ----------     -----   ----------     ----------   -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments .................      317,308        --      234,931        298,261     1,738,990      2,336,119
   Participant transfers from other
      Travelers accounts .........................    1,101,913        --      827,679        320,726     3,144,062      4,175,698
   Administrative and asset allocation charges ...          (13)       --          (19)           (32)         (135)          (128)
   Contract surrenders ...........................       (2,543)       --     (175,319)       (67,437)     (790,248)      (296,642)
   Participant transfers to other
      Travelers accounts .........................     (134,172)       --     (725,901)      (285,685)   (3,297,368)    (1,568,625)
   Other payments to participants ................                     --       (1,346)        (2,096)           --             --
                                                     ----------     -----   ----------     ----------   -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ........    1,282,493        --      160,025        263,737       795,301      4,646,422
                                                     ----------     -----   ----------     ----------   -----------    -----------

         Net increase (decrease) in net assets ...    1,316,219        --       84,496        162,477    (1,467,910)     3,173,484

NET ASSETS:
Beginning of year ................................           --        --    1,161,271        998,794     6,574,180      3,400,696
                                                     ----------     -----   ----------     ----------   -----------    -----------
End of year ......................................   $1,316,219     $  --   $1,245,767     $1,161,271   $ 5,106,270    $ 6,574,180
                                                     ==========     =====   ==========     ==========   ===========    ===========

                        See Notes to Financial Statements

                                      -49-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                  SMITH BARNEY LARGE                                        EMERGING GROWTH
   SMITH BARNEY LARGE CAP           CAPITALIZATION              SMITH BARNEY MONEY           PORTFOLIO -
       VALUE PORTFOLIO             GROWTH PORTFOLIO              MARKET PORTFOLIO           CLASS II SHARES
 --------------------------    -------------------------    ---------------------------    ----------------
    2001           2000           2001           2000           2001           2000          2001      2000
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----

 $    41,254    $    11,102    $  (47,298)    $  (33,629)   $    145,252    $   197,727    $   (148)   $ --
     231,770        126,160       (71,827)        19,944              --             --        (286)

    (975,935)       482,383      (623,958)      (399,603)             --             --      (1,144)     --
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----

    (702,911)       619,645      (743,083)      (413,288)        145,252        197,727      (1,578)     --
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----

   1,694,438      2,096,694     1,501,592      1,611,470         934,214        789,402      24,131      --

   3,289,690      3,062,657     1,361,054      1,576,868      14,496,511      8,543,087      60,624      --
         (89)           (94)          (32)           (40)            (87)          (149)         (1)     --
  (1,263,304)      (182,699)     (689,960)      (150,946)     (2,133,760)      (511,410)         --      --

  (3,033,808)    (1,537,778)     (532,634)      (166,525)    (12,767,092)    (7,382,376)    (15,746)     --
     (18,216)       (12,234)       (2,177)            --          (1,234)            --          --      --
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----

     668,711      3,426,546     1,637,843      2,870,827         528,552      1,438,554      69,008
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----

     (34,200)     4,046,191       894,760      2,457,539         673,804      1,636,281      67,430      --

   7,915,365      3,869,174     4,932,992      2,475,453       4,779,029      3,142,748          --      --
 -----------    -----------    ----------     ----------    ------------    -----------    --------    ----
 $ 7,881,165    $ 7,915,365    $5,827,752     $4,932,992    $  5,452,833    $ 4,779,029    $ 67,430    $ --
 ===========    ===========    ==========     ==========    ============    ===========    ========    ====

                                      -50-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       ENTERPRISE PORTFOLIO -   SMITH BARNEY SMALL CAP GROWTH
                                                           CLASS II SHARES         OPPORTUNITIES PORTFOLIO
                                                       ----------------------   -----------------------------
                                                            2001      2000               2001    2000
                                                           -------   -----             -------   ----

OPERATIONS:
   Net investment income (loss) .....................      $   (30)   $--              $  (135)   $--
   Realized gain (loss) .............................           --     --                 (600)    --
   Change in unrealized gain (loss)
      on investments ................................          563     --                4,520     --
                                                           -------    ---              -------    ---

      Net increase (decrease) in net assets
         resulting from operations ..................          533     --                3,785     --
                                                           -------    ---              -------    ---

UNIT TRANSACTIONS:
   Participant purchase payments ....................        3,968     --               16,115     --
   Participant transfers from other
      Travelers accounts ............................        9,460     --               55,676     --
   Administrative and asset allocation charges.......           (2)    --                   --     --
   Contract surrenders ..............................           --     --                   --     --
   Participant transfers to other
      Travelers accounts ............................           --     --               (1,123)    --
   Other payments to participants ...................           --     --                   --     --
                                                           -------    ---              -------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ...........       13,426     --               70,668     --
                                                           -------    ---              -------    ---

           Net increase (decrease) in net assets.....       13,959     --               74,453     --

NET ASSETS:
           Beginning of year ........................           --     --                   --     --
                                                           -------    ---              -------    ---
           End of year ..............................      $13,959    $--              $74,453    $--
                                                           =======    ===              =======    ===

                                                        EQUITY-INCOME PORTFOLIO -
                                                              INITIAL CLASS
                                                        -------------------------
                                                           2001          2000
                                                        -----------   -----------

OPERATIONS:
   Net investment income (loss) .....................   $   238,777   $   (30,367)
   Realized gain (loss) .............................     1,217,027       382,557
   Change in unrealized gain (loss)
      on investments ................................    (3,109,487)    1,365,004
                                                        -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..................    (1,653,683)    1,717,194
                                                        -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ....................     2,217,878     1,538,988
   Participant transfers from other
      Travelers accounts ............................     3,409,509    21,854,408
   Administrative and asset allocation charges.......          (198)         (309)
   Contract surrenders ..............................    (2,139,677)     (724,286)
   Participant transfers to other
      Travelers accounts ............................    (3,493,852)   (1,900,207)
   Other payments to participants ...................       (92,326)       (7,983)
                                                        -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ...........       (98,666)   20,760,611
                                                        -----------   -----------

           Net increase (decrease) in net assets.....    (1,752,349)   22,477,805

NET ASSETS:
           Beginning of year ........................    28,611,477     6,133,672
                                                        -----------   -----------
           End of year ..............................   $26,859,128   $28,611,477
                                                        ===========   ===========

                            See Financial Statements

                                      -51-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    HIGH INCOME PORTFOLIO -    ASSET MANAGER PORTFOLIO     CONTRAFUND(R) PORTFOLIO - SERVICE
GROWTH PORTFOLIO - INITIAL CLASS        INITIAL CLASS               INITIAL CLASS                       CLASS 2
--------------------------------   ------------------------   --------------------------   ---------------------------------
      2001           2000             2001          2000         2001           2000                  2001      2000
  ------------   ------------      -----------   ----------   -----------   ------------           ----------   ----

  $   (396,573)  $   (320,759)     $   357,087   $   69,063   $   528,262   $     19,412           $   (3,568)   $--
     1,562,204      1,886,959         (386,405)     (58,735)       (1,402)       224,141               (2,484)    --

   (12,369,027)   (11,509,955)        (329,247)    (712,522)   (1,348,415)    (1,055,109)             (11,736)    --
  ------------   ------------      -----------   ----------   -----------   ------------           ----------    ---

   (11,203,396)    (9,943,755)        (358,565)    (702,194)     (821,555)      (811,556)             (17,788)    --
  ------------   ------------      -----------   ----------   -----------   ------------           ----------    ---

     5,181,466      4,957,841          331,606      303,263       900,397        748,333              188,593     --

     2,846,398     57,089,213          610,536    2,621,622       378,624     14,501,006            1,443,999     --
          (233)          (330)             (44)         (80)          (52)           (68)                  --     --
    (5,592,879)    (1,280,016)        (300,984)    (109,765)   (1,149,100)      (353,943)              (8,541)    --

    (5,550,792)    (4,569,571)      (1,009,322)    (371,465)     (757,974)      (597,279)            (144,466)    --
       (59,471)       (91,138)              --           --            --        (59,040)                  --     --
  ------------   ------------      -----------   ----------   -----------   ------------           ----------    ---

    (3,175,511)    56,105,999         (368,208)   2,443,575      (628,105)    14,239,009            1,479,585     --
  ------------   ------------      -----------   ----------   -----------   ------------           ----------    ---

   (14,378,907)    46,162,244         (726,773)   1,741,381    (1,449,660)    13,427,453            1,461,797     --

    61,858,675     15,696,431        3,053,471    1,312,090    16,555,157      3,127,704                   --     --
  ------------   ------------      -----------   ----------   -----------   ------------           ----------    ---
  $ 47,479,768   $ 61,858,675      $ 2,326,698   $3,053,471   $15,105,497   $ 16,555,157           $1,461,797    $--
  ============   ============      ===========   ==========   ===========   ============           ==========    ===

                            See Financial Statements

                                      -52-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    DYNAMIC CAPITAL APPRECIATION   MID CAP PORTFOLIO
                                                    PORTFOLIO - SERVICE CLASS 2    - SERVICE CLASS 2              COMBINED
                                                    ----------------------------   -----------------   ----------------------------
                                                            2001     2000             2001     2000        2001            2000
                                                          --------   ----           --------   ----    -------------   ------------

OPERATIONS:
   Net investment income (loss) .................         $    (25)  $ --           $   (434)  $--     $   8,572,969   $  2,045,941
   Realized gain (loss) .........................             (460)    --               (147)   --        32,813,547     23,203,754
   Change in unrealized gain (loss)
      on investments ............................              630     --             10,883    --      (141,464,847)   (90,399,485)
                                                          --------   ----           --------   ---     -------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ..............              145     --             10,302    --      (100,078,331)   (65,149,790)
                                                          --------   ----           --------   ---     -------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ................            3,394     --             35,969    --       176,369,734    156,258,957
   Participant transfers from other
      Travelers accounts ........................           23,511     --            248,818    --       262,455,728    472,920,455
   Administrative and asset allocation charges ..               --     --                 --    --        (2,564,568)    (1,889,284)
   Contract surrenders ..........................               --     --                 --    --      (108,405,380)   (29,545,162)
   Participant transfers to other
      Travelers accounts ........................          (14,579)    --            (25,650)   --      (209,363,784)   (85,612,375)
   Other payments to participants ...............               --     --                 --    --        (1,065,207)      (658,563)
                                                          --------   ----           --------   ---     -------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .......           12,326     --            259,137    --       117,426,523    511,474,028
                                                          --------   ----           --------   ---     -------------   ------------

         Net increase (decrease) in net assets ..           12,471     --            269,439    --        17,348,192    446,324,238

NET ASSETS:
   Beginning of year ............................               --     --                 --    --       791,143,610    344,819,372
                                                          --------   ----           --------   ---     -------------   ------------
   End of year ..................................         $ 12,471   $ --           $269,439   $--     $ 808,491,802   $791,143,610
                                                          ========   ====           ========   ===     =============   ============

                        See Notes to Financial Statements

                                      -53-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account QP for Variable Annuities ("Separate Account
     QP") is a separate account of The Travelers Insurance Company ("The
     Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The
     Travelers. Separate Account QP is registered under the Investment Company
     Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Registered Gold Track and Registered Gold Track Select products.

     Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, the investments comprising
     Separate Account QP were:

     Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
     High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
     Managed Assets Trust, Massachusetts business trust, affiliate of The Travelers
     Money Market Portfolio, Massachusetts business trust,   affiliate of The Travelers
     AIM Variable Insurance Funds, Inc., Delaware business trust
        AIM V.I. Value Fund
     CitiStreet Funds, Inc., Massachusetts business trust, affiliate of The Travelers (formerly American Odyssey Funds, Inc.)
        CitiStreet Diversified Bond Fund (formerly Long-Term Bond Fund)
        CitiStreet International Stock Fund (formerly International Equity Fund)
        CitiStreet Large Company Stock Fund (formerly Core Equity Fund)
        CitiStreet Small Company Stock Fund (formerly Emerging Opportunities Fund)
     Credit Suisse Warburg Pincus Trust, Massachusetts business trust (formerly Warburg Pincus Trust Portfolio)
        Credit Suisse Trust Emerging Markets Portfolio (formerly Emerging Markets Portfolio)
     Delaware Group Premium Fund, Inc., Maryland business trust
        REIT Series
        Small Cap Value Series
     Dreyfus Stock Index Fund, Maryland business trust
     Dreyfus Variable Investment Fund, Maryland business trust
        Appreciation Portfolio - Initial Class
        Small Cap Portfolio - Initial Class
     Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
        Templeton Asset Strategy Fund - Class 1
        Templeton Global Income Securities Fund - Class 1
        Templeton Growth Securities Fund - Class 1
     Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
        Appreciation Portfolio
        Equity Index Portfolio - Class II Shares
        Fundamental Value Portfolio (formerly Total Return Portfolio)
     Janus Aspen Series, Delaware business trust
        Aggressive Growth Portfolio - Service Shares
        Balanced Portfolio - Service Shares
        Worldwide Growth Portfolio - Service Shares
     OCC Accumulation Trust, Massachusetts business trust
        Equity Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
        Total Return Bond Portfolio
     Putnam Variable Trust, Massachusetts business trust
        Putnam VT International Growth Fund - Class IB Shares
        Putnam VT Small Cap Value Fund - Class IB Shares
        Putnam VT Voyager II Fund - Class IB Shares

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Not all funds may be available in all states or to all contract owners.

     Effective April 27, 2001, the assets of Intermediate-Term Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Separate Account QP held 2,127,105 shares of Intermediate-Term Bond Fund having a market value of $21,162,947, which were exchanged for 1,925,655 shares of CitiStreet Diversified Bond Fund equal in value.

     Effective April 27, 2001, the assets of Global High-Yield Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Separate Account QP held 2,285,195 shares of Global High-Yield Bond Fund having a market value of $18,144,154, which were exchanged for 1,650,969 shares of CitiStreet Diversified Bond equal in value.

     Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
     Travelers Series Trust were combined into Investors Fund of Salomon
     Brothers Variable Series Fund Inc. At the effective date, Separate Account
     QP held 57,369 shares of Strategic Stock Portfolio having a market value of
     $513,586, which were exchanged for 42,028 shares of Investors Fund equal in value.

     Effective October 26, 2001, the assets of Disciplined Small Cap Stock
     Portfolio of The Travelers Series Trust were liquidated. At the effective date, Separate Account QP held 20,594 shares of Disciplined Small Cap Stock
     Portfolio having a market value of $180,810, which were used to purchase
     170,333 shares of Money Market Portfolio and 10,477 shares of Smith Barney
     Money Market Portfolio of the Travelers Series Fund Inc., equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Travelers and are not taxed separately. The
     Travelers is taxed as a life insurance company under the Internal Revenue
     Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP.
     Separate Account QP is not taxed as a "regulated investment company" under
     Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account QP adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
     Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $365,012,645 and $181,276,073 respectively, for the year ended
     December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,001,402,463 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $2,867,646. Gross unrealized depreciation for all investments at December 31, 2001 was
     $195,729,785.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. These charges which are negotiated on an individual contract basis, equal on an annual basis, 0.60%, 0.80%, 0.95%,
     1.15%, 1.20% and 0.90% of the amounts held in each funding option. Contract owners' equity associated with each insurance charge is identified as Price
     1, Price 2, Price 3, Price 4, Price 5 and Price 6, respectively, in Note 4.
     Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.10% of the amounts held in each funding option of certain allocated contracts.
     Contract owner's equity associated with this charge is identified as Price
     5 in Note 4.

     No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to 5% if a participant's purchase payment is surrendered within eight years of its payment date.) Contract surrender payments include $923,473 and $96,645 of contingent deferred sales charges and surrender charges for the years ended December 31, 2001 and 2000, respectively.

     Participants in CitiStreet Funds, Inc. (formerly American Odyssey Funds,
     Inc.) (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet")
     (formerly Copeland Financial Services, Inc.), an affiliate of The
     Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the
     Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $2,555,796 and
     $1,881,032 for the years ended December 31, 2001 and 2000, respectively.

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY

                                                            DECEMBER 31, 2001
                                         -----------------------------------------------------------

                                         ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                             UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                         ------------   -------   ------   ------------   ----------

Capital Appreciation Fund
   Price 1 ...........................      2,602,726       --    $1.804    $ 4,696,431      $--
   Price 2 ...........................     29,733,094       --     1.786     53,092,983       --
   Price 3 ...........................      2,884,910       --     1.772      5,111,171       --
   Price 4 ...........................      1,026,204       --     1.753      1,799,216       --
   Price 5 ...........................      1,800,337       --     1.740      3,131,792       --
   Price 6 ...........................      7,353,745       --     1.776     13,062,816       --

High Yield Bond Trust
   Price 1 ...........................        194,917       --     1.437        280,069       --
   Price 2 ...........................      1,252,735       --     1.422      1,781,331       --
   Price 3 ...........................         51,721       --     1.411         72,967       --
   Price 4 ...........................        190,095       --     1.396        265,399       --
   Price 5 ...........................         67,746       --     1.385         93,843       --
   Price 6 ...........................      1,092,333       --     1.414      1,545,075       --

Managed Assets Trust
   Price 1 ...........................      2,310,281       --     1.591      3,675,852       --
   Price 2 ...........................      7,761,938       --     1.575     12,221,491       --
   Price 3 ...........................        751,677       --     1.562      1,174,304       --
   Price 4 ...........................        659,963       --     1.546      1,020,295       --
   Price 5 ...........................        438,370       --     1.534        672,425       --
   Price 6 ...........................     10,742,074       --     1.566     16,825,604       --

Money Market Portfolio
   Price 1 ...........................      2,797,896       --     1.151      3,220,142       --
   Price 2 ...........................      2,173,178       --     1.143      2,484,667       --
   Price 3 ...........................             --       --     1.138             --       --
   Price 4 ...........................        345,550       --     1.130        390,518       --
   Price 5 ...........................          8,164       --     1.125          9,180       --
   Price 6 ...........................      3,329,970       --     1.140      3,794,626       --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Value Fund
      Price 1 ........................        178,744       --     0.890        159,035       --
      Price 2 ........................         14,058       --     0.889         12,491       --
      Price 3 ........................             --       --     0.888             --       --
      Price 4 ........................             --       --     0.886             --       --
      Price 5 ........................          9,328       --     0.886          8,261       --
      Price 6 ........................         17,938       --     0.888         15,928       --

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                              DECEMBER 31, 2001
                                         -----------------------------------------------------------

                                         ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                             UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                         ------------   -------   ------   ------------   ----------

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund
      Price 1 ........................        122,849        --   $1.417   $   174,033    $     --
      Price 2 ........................     26,013,417        --    1.402    36,468,113          --
      Price 3 ........................      4,579,017        --    1.391     6,369,034          --
      Price 4 ........................      2,567,937        --    1.376     3,534,687          --
      Price 5 ........................        150,472        --    1.366       205,502          --
      Price 6 ........................     30,263,549    98,120    1.395    42,205,526     136,838
   CitiStreet International Stock Fund
      Price 1 ........................        349,886        --    1.225       428,539          --
      Price 2 ........................     27,148,815        --    1.212    32,905,534          --
      Price 3 ........................      4,102,274        --    1.203     4,933,305          --
      Price 4 ........................      2,019,758        --    1.190     2,403,609          --
      Price 5 ........................         81,149        --    1.181        95,816          --
      Price 6 ........................     23,980,497    14,973    1.206    28,913,720      18,053
   CitiStreet Large Company Stock Fund
      Price 1 ........................        272,388        --    1.142       311,134          --
      Price 2 ........................     35,202,731        --    1.130    39,791,825          --
      Price 3 ........................      5,894,655        --    1.122     6,610,955          --
      Price 4 ........................      2,715,265        --    1.110     3,013,602          --
      Price 5 ........................        326,861        --    1.101       359,940          --
      Price 6 ........................     33,454,366    24,536    1.124    37,618,595      27,590
   CitiStreet Small Company Stock Fund
      Price 1 ........................        304,920        --    1.285       391,796          --
      Price 2 ........................     17,341,913        --    1.272    22,050,511          --
      Price 3 ........................      3,104,281        --    1.262     3,916,217          --
      Price 4 ........................        991,516        --    1.248     1,237,822          --
      Price 5 ........................        121,305        --    1.239       150,259          --
      Price 6 ........................     14,079,209    23,842    1.265    17,808,404      30,157

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                             DECEMBER 31, 2001
                                                        -----------------------------------------------------------

                                                        ACCUMULATION   ANNUITY    UNIT    ACCUMULATION     ANNUITY
                                                            UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                                        ------------    ------   ------   ------------   ----------

Credit Suisse Warburg Pincus Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Price 1 ......................................       11,235          --    $1.190   $    13,365       $--
      Price 2 ......................................      325,619          --     1.182       384,912        --
      Price 3 ......................................           --          --     1.176            --        --
      Price 4 ......................................       46,246          --     1.169        54,063        --
      Price 5 ......................................        1,869          --     1.163         2,175        --
      Price 6 ......................................      428,951          --     1.178       505,460        --

Delaware Group Premium Fund, Inc.
   REIT Series
      Price 1 ......................................       71,516          --     1.352        96,679        --
      Price 2 ......................................      137,268          --     1.344       184,464        --
      Price 3 ......................................       14,757          --     1.338        19,741        --
      Price 4 ......................................       17,886          --     1.330        23,785        --
      Price 5 ......................................        4,245          --     1.324         5,620        --
      Price 6 ......................................      200,175          --     1.340       268,202        --
   Small Cap Value Series
      Price 1 ......................................      119,147          --     1.385       164,960        --
      Price 2 ......................................      542,325          --     1.375       745,953        --
      Price 3 ......................................           --          --     1.369            --        --
      Price 4 ......................................       31,849          --     1.360        43,308        --
      Price 5 ......................................        5,788          --     1.353         7,832        --
      Price 6 ......................................      512,386          --     1.371       702,473        --

Dreyfus Stock Index Fund
   Dreyfus Stock Index Fund
      Price 1 ......................................      500,383          --     1.713       857,242        --
      Price 2 ......................................    9,351,608          --     1.695    15,853,782        --
      Price 3 ......................................    2,736,414          --     1.682     4,602,696        --
      Price 4 ......................................      603,427          --     1.664     1,004,374        --
      Price 5 ......................................    1,588,526          --     1.651     2,623,280        --
      Price 6 ......................................           --          --     1.686            --        --

Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Class
      Price 1 ......................................      100,385          --     1.062       106,627        --
      Price 2 ......................................   10,775,407          --     1.055    11,367,395        --
      Price 3 ......................................       58,620          --     1.050        61,523        --
      Price 4 ......................................      389,965          --     1.042       406,481        --
      Price 5 ......................................      136,753          --     1.037       141,813        --
      Price 6 ......................................    8,040,744          --     1.051     8,453,387        --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                DECEMBER 31, 2001
                                                          ------------------------------------------------------------
                                                          ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                             UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                          ------------   -------   ------   ------------   ----------

Dreyfus Variable Investment Fund (continued)
   Small Cap Portfolio - Initial Class
      Price 1 .........................................      892,061       --      $1.542    $ 1,375,937       $--
      Price 2 .........................................    3,043,989       --       1.532      4,664,436        --
      Price 3 .........................................      189,092       --       1.525        288,333        --
      Price 4 .........................................      277,391       --       1.515        420,208        --
      Price 5 .........................................       93,689       --       1.507        141,232        --
      Price 6 .........................................    2,746,630       --       1.527      4,194,969        --

Franklin Templeton Variable Insurance Products Trust
   Templeton Asset Strategy Fund - Class 1
      Price 1 .........................................       84,808       --       1.417        120,162        --
      Price 2 .........................................    3,777,476       --       1.402      5,296,534        --
      Price 3 .........................................      447,229       --       1.391        622,183        --
      Price 4 .........................................      386,039       --       1.377        531,457        --
      Price 5 .........................................      508,744       --       1.366        694,921        --
      Price 6 .........................................           --       --       1.395             --        --
   Templeton Global Income Securities Fund - Class 1
      Price 1 .........................................           --       --       1.123             --        --
      Price 2 .........................................      289,422       --       1.111        321,509        --
      Price 3 .........................................       72,509       --       1.102         79,919        --
      Price 4 .........................................       20,337       --       1.091         22,182        --
      Price 5 .........................................       18,086       --       1.082         19,573        --
      Price 6 .........................................           --       --       1.105             --        --
   Templeton Growth Securities Fund - Class 1
      Price 1 .........................................      340,692       --       1.631        555,661        --
      Price 2 .........................................    9,777,820       --       1.614     15,781,389        --
      Price 3 .........................................    1,823,492       --       1.601      2,920,101        --
      Price 4 .........................................      449,927       --       1.585        713,000        --
      Price 5 .........................................      703,962       --       1.572      1,106,850        --
      Price 6 .........................................           --       --       1.606             --        --

Greenwich Street Series Fund
   Appreciation Portfolio
      Price 1 .........................................       38,147       --       0.945         36,039
      Price 2 .........................................       31,907       --       0.943         30,104        --
      Price 3 .........................................           --       --       0.943             --        --
      Price 4 .........................................           --       --       0.941             --        --
      Price 5 .........................................        4,178       --       0.940          3,929        --
      Price 6 .........................................        5,643       --       0.943          5,320        --
   Equity Index Portfolio - Class II Shares
      Price 1 .........................................    2,211,151       --       0.859      1,900,236        --
      Price 2 .........................................    2,849,660       --       0.855      2,436,157        --
      Price 3 .........................................           --       --       0.852             --        --
      Price 4 .........................................      297,514       --       0.847        252,023        --
      Price 5 .........................................      133,552       --       0.844        112,685        --
      Price 6 .........................................    8,223,768       --       0.853      7,012,010        --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                             DECEMBER 31, 2001
                                                       -----------------------------------------------------------
                                                       ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                          UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                       ------------   -------   ------   ------------   ----------

Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Price 1 ......................................       287,679       --     $0.925   $  266,231         $--
      Price 2 ......................................        71,327       --      0.924       65,921          --
      Price 3 ......................................            --       --      0.923           --          --
      Price 4 ......................................         3,159       --      0.922        2,913          --
      Price 5 ......................................         6,898       --      0.921        6,354          --
      Price 6 ......................................       440,652       --      0.924      406,977          --

Janus Aspen Series
   Aggressive Growth Portfolio - Service Shares
      Price 1 ......................................       323,705       --      0.773      250,369          --
      Price 2 ......................................         1,477       --      0.772        1,141          --
      Price 3 ......................................            --       --      0.772           --          --
      Price 4 ......................................           276       --      0.771          212          --
      Price 5 ......................................         4,574       --      0.770        3,521          --
      Price 6 ......................................         8,526       --      0.772        6,581          --
   Balanced Portfolio - Service Shares
      Price 1 ......................................     1,050,044       --      0.964    1,011,985          --
      Price 2 ......................................        13,448       --      0.962       12,944          --
      Price 3 ......................................           191       --      0.961          184          --
      Price 4 ......................................            --       --      0.960           --          --
      Price 5 ......................................         7,538       --      0.959        7,231          --
      Price 6 ......................................       164,981       --      0.962      158,681          --
   Worldwide Growth Portfolio - Service Shares
      Price 1 ......................................       793,901       --      0.841      667,391          --
      Price 2 ......................................        23,216       --      0.840       19,490          --
      Price 3 ......................................            --       --      0.839           --          --
      Price 4 ......................................           312       --      0.838          261          --
      Price 5 ......................................         5,640       --      0.837        4,719          --
      Price 6 ......................................        40,798       --      0.839       34,228          --

OCC Accumulation Trust
   Equity Portfolio
      Price 1 ......................................            --       --      1.179           --          --
      Price 2 ......................................       817,184       --      1.172      957,424          --
      Price 3 ......................................            --       --      1.166           --          --
      Price 4 ......................................        19,786       --      1.158       22,919          --
      Price 5 ......................................           353       --      1.153          407          --
      Price 6 ......................................       485,566       --      1.168      567,049          --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                   DECEMBER 31, 2001
                                                              -----------------------------------------------------------
                                                              ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                 UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                              ------------   -------   ------   ------------   ----------

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price 1 .............................................      241,694        --     $1.059    $  255,860       $--
      Price 2 .............................................       45,689        --      1.057        48,303        --
      Price 3 .............................................       10,675        --      1.056        11,274        --
      Price 4 .............................................        5,387        --      1.055         5,682        --
      Price 5 .............................................        7,564        --      1.054         7,970        --
      Price 6 .............................................       53,795        --      1.056        56,834        --

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Price 1 .............................................      381,220        --      0.862       328,626        --
      Price 2 .............................................        2,266        --      0.861         1,951        --
      Price 3 .............................................        6,840        --      0.860         5,882        --
      Price 4 .............................................           --        --      0.859            --        --
      Price 5 .............................................        5,115        --      0.858         4,389        --
      Price 6 .............................................       28,620        --      0.860        24,622        --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price 1 .............................................      255,109        --      1.094       279,168        --
      Price 2 .............................................       17,255        --      1.093        18,858        --
      Price 3 .............................................           --        --      1.092            --        --
      Price 4 .............................................          258        --      1.090           281        --
      Price 5 .............................................        2,938        --      1.089         3,200        --
      Price 6 .............................................       82,682        --      1.092        90,298        --
   Putnam VT Voyager II Fund - Class IB Shares
      Price 1 .............................................       45,903        --      0.810        37,184        --
      Price 2 .............................................        1,007        --      0.809           815        --
      Price 3 .............................................           --        --      0.808            --        --
      Price 4 .............................................        8,360        --      0.807         6,747        --
      Price 5 .............................................        2,387        --      0.806         1,925        --
      Price 6 .............................................           24        --      0.808            19        --

Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Price 1 .............................................      787,918        --      1.657     1,305,348        --
      Price 2 .............................................      759,039        --      1.646     1,249,543        --
      Price 3 .............................................        1,563        --      1.638         2,560        --
      Price 4 .............................................       94,673        --      1.628       154,131        --
      Price 5 .............................................       29,111        --      1.620        47,169        --
      Price 6 .............................................    1,748,997        --      1.641     2,870,140        --
   Investors Fund
      Price 1 .............................................      543,168        --      1.462       793,888        --
      Price 2 .............................................      384,727        --      1.452       558,669        --
      Price 3 .............................................       40,696        --      1.445        58,808        --
      Price 4 .............................................       26,027        --      1.436        37,368        --
      Price 5 .............................................       50,373        --      1.429        71,970        --
      Price 6 .............................................      659,155        --      1.447       954,077        --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                      DECEMBER 31, 2001
                                                                 -----------------------------------------------------------

                                                                 ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                     UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                                                 ------------   -------   ------   ------------   ----------

Salomon Brothers Variable Series Fund Inc. (continued)
   Small Cap Growth Fund
      Price 1 ................................................      195,824       --      $0.975     $190,925         $--
      Price 2 ................................................        2,204       --       0.974        2,146          --
      Price 3 ................................................           --       --       0.973           --          --
      Price 4 ................................................          172       --       0.971          167          --
      Price 5 ................................................          565       --       0.970          548          --
      Price 6 ................................................        2,230       --       0.973        2,171          --
   Total Return Fund
      Price 1 ................................................        1,241       --       1.123        1,393          --
      Price 2 ................................................       66,956       --       1.116       74,691          --
      Price 3 ................................................           --       --       1.110           --          --
      Price 4 ................................................       18,515       --       1.103       20,418          --
      Price 5 ................................................          324       --       1.097          356          --
      Price 6 ................................................      299,085       --       1.112      332,544          --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio
      Price 1 ................................................        6,851       --       0.899        6,155          --
      Price 2 ................................................        3,470       --       0.897        3,114          --
      Price 3 ................................................           --       --       0.896           --          --
      Price 4 ................................................        6,649       --       0.895        5,952          --
      Price 5 ................................................        8,590       --       0.894        7,682          --
      Price 6 ................................................        9,901       --       0.897        8,878          --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Price 1 ................................................       11,736       --       0.899       10,550          --
      Price 2 ................................................       28,501       --       0.898       25,587          --
      Price 3 ................................................           --       --       0.897           --          --
      Price 4 ................................................           --       --       0.896           --          --
      Price 5 ................................................        2,490       --       0.895        2,228          --
      Price 6 ................................................        1,374       --       0.897        1,232          --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II
      Price 1 ................................................       88,759       --       1.383      122,791          --
      Price 2 ................................................       62,074       --       1.374       85,313          --
      Price 3 ................................................           --       --       1.368           --          --
      Price 4 ................................................        5,490       --       1.359        7,460          --
      Price 5 ................................................        1,420       --       1.352        1,920          --
      Price 6 ................................................      162,224       --       1.370      222,228          --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                      DECEMBER 31, 2001
                                                                 -----------------------------------------------------------

                                                                 ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                     UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                                                 ------------   -------   ------   ------------   ----------

The Montgomery Funds III
   Montgomery Variable Series: Growth Fund
      Price 1 ................................................            --       --     $0.915    $        --       $--
      Price 2 ................................................       105,359       --      0.910         95,840        --
      Price 3 ................................................            --       --      0.905             --        --
      Price 4 ................................................         5,979       --      0.900          5,379        --
      Price 5 ................................................           438       --      0.895            392        --
      Price 6 ................................................       230,280       --      0.907        208,812        --

The Travelers Series Trust
   Convertible Bond Portfolio
      Price 1 ................................................         4,616       --      1.212          5,597        --
      Price 2 ................................................            --       --      1.207             --        --
      Price 3 ................................................       169,308       --      1.202        203,571        --
      Price 4 ................................................         4,158       --      1.197          4,977        --
      Price 5 ................................................         1,191       --      1.192          1,420        --
      Price 6 ................................................            --       --      1.204             --        --
   Disciplined Mid Cap Stock Portfolio
      Price 1 ................................................       369,948       --      1.608        595,040        --
      Price 2 ................................................     1,069,783       --      1.598      1,709,443        --
      Price 3 ................................................        99,201       --      1.590        157,740        --
      Price 4 ................................................        26,479       --      1.580         41,829        --
      Price 5 ................................................        36,696       --      1.572         57,686        --
      Price 6 ................................................       887,516       --      1.593      1,413,560        --
   Equity Income Portfolio
      Price 1 ................................................       866,686       --      1.247      1,080,883        --
      Price 2 ................................................     3,856,038       --      1.236      4,766,458        --
      Price 3 ................................................            --       --      1.228             --        --
      Price 4 ................................................       408,945       --      1.217        497,710        --
      Price 5 ................................................       142,279       --      1.209        172,008        --
      Price 6 ................................................     8,908,493       --      1.231     10,962,863        --
   Federated High Yield Portfolio
      Price 1 ................................................            --       --      0.998             --        --
      Price 2 ................................................        40,900       --      0.990         40,474        --
      Price 3 ................................................            --       --      0.983             --        --
      Price 4 ................................................        10,198       --      0.975          9,945        --
      Price 5 ................................................         9,162       --      0.969          8,879        --
      Price 6 ................................................       213,597       --      0.985        210,493        --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                      DECEMBER 31, 2001
                                                                 -----------------------------------------------------------

                                                                 ACCUMULATION   ANNUITY   UNIT     ACCUMULATION    ANNUITY
                                                                     UNITS       UNITS    VALUE     NET ASSETS    NET ASSETS
                                                                 ------------   -------   ------   ------------   ----------

The Travelers Series Trust (continued)
   Federated Stock Portfolio
      Price 1 ................................................        17,042       --     $1.386    $   23,617       $--
      Price 2 ................................................       669,949       --      1.373       920,133        --
      Price 3 ................................................            --       --      1.364            --        --
      Price 4 ................................................       103,525       --      1.352       139,979        --
      Price 5 ................................................        10,237       --      1.343        13,749        --
      Price 6 ................................................     1,405,018       --      1.367     1,921,113        --
   Large Cap Portfolio
      Price 1 ................................................       547,251       --      1.245       681,149        --
      Price 2 ................................................     5,782,038       --      1.234     7,133,155        --
      Price 3 ................................................            --       --      1.225            --        --
      Price 4 ................................................       605,872       --      1.215       735,918        --
      Price 5 ................................................        61,266       --      1.207        73,923        --
      Price 6 ................................................     7,061,359       --      1.228     8,672,733        --
   Lazard International Stock Portfolio
      Price 1 ................................................        15,934       --      0.858        13,667        --
      Price 2 ................................................       798,507       --      0.850       678,922        --
      Price 3 ................................................            --       --      0.845            --        --
      Price 4 ................................................       119,854       --      0.837       100,346        --
      Price 5 ................................................        18,322       --      0.832        15,238        --
      Price 6 ................................................     1,156,058       --      0.847       978,606        --
   MFS Emerging Growth Portfolio
      Price 1 ................................................         4,859       --      0.816         3,964        --
      Price 2 ................................................         2,628       --      0.815         2,141        --
      Price 3 ................................................            --       --      0.814            --        --
      Price 4 ................................................            40       --      0.813            32        --
      Price 5 ................................................        10,904       --      0.812         8,852        --
      Price 6 ................................................         2,723       --      0.814         2,217        --
   MFS Mid Cap Growth Portfolio
      Price 1 ................................................       325,204       --      1.633       530,911        --
      Price 2 ................................................     1,560,714       --      1.622     2,531,301        --
      Price 3 ................................................       192,605       --      1.614       310,854        --
      Price 4 ................................................       144,030       --      1.603       230,936        --
      Price 5 ................................................        53,126       --      1.596        84,763        --
      Price 6 ................................................     1,931,447       --      1.617     3,122,333        --
   MFS Research Portfolio
      Price 1 ................................................       230,822       --      1.108       255,677        --
      Price 2 ................................................       734,386       --      1.101       808,200        --
      Price 3 ................................................        18,083       --      1.095        19,804        --
      Price 4 ................................................        20,448       --      1.088        22,249        --
      Price 5 ................................................        13,530       --      1.083        14,650        --
      Price 6 ................................................       367,340       --      1.097       402,951        --

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                  DECEMBER 31, 2001
                                             -----------------------------------------------------------

                                             ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                 UNITS       UNITS     VALUE    NET ASSETS    NET ASSETS
                                             ------------   -------   ------   ------------   ----------

The Travelers Series Trust  (continued)
   Social Awareness Stock Portfolio
      Price 1 ............................      276,743       --      $1.646    $  455,475       $--
      Price 2 ............................    1,999,114       --       1.629     3,256,030        --
      Price 3 ............................      362,465       --       1.616       585,744        --
      Price 4 ............................      313,580       --       1.599       501,473        --
      Price 5 ............................      355,392       --       1.587       563,898        --
      Price 6 ............................    3,425,736       --       1.620     5,550,510        --
   Travelers Quality Bond Portfolio
      Price 1 ............................      131,098       --       1.254       164,348        --
      Price 2 ............................    2,340,766       --       1.243     2,909,506        --
      Price 3 ............................      134,991       --       1.235       166,724        --
      Price 4 ............................      155,136       --       1.225       189,975        --
      Price 5 ............................      173,332       --       1.217       210,904        --
      Price 6 ............................    1,017,864       --       1.238     1,259,797        --
   U.S. Government Securities Portfolio
      Price 1 ............................       34,745       --       1.435        49,857        --
      Price 2 ............................    1,949,970       --       1.420     2,768,925        --
      Price 3 ............................      327,668       --       1.409       461,653        --
      Price 4 ............................      155,072       --       1.394       216,209        --
      Price 5 ............................      186,516       --       1.383       258,017        --
      Price 6 ............................    1,682,264       --       1.413     2,376,353        --
   Utilities Portfolio
      Price 1 ............................       87,240       --       1.421       124,009        --
      Price 2 ............................    1,267,842       --       1.407     1,783,413        --
      Price 3 ............................      115,965       --       1.396       161,848        --
      Price 4 ............................      134,756       --       1.381       186,118        --
      Price 5 ............................       57,561       --       1.370        78,879        --
      Price 6 ............................    1,031,776       --       1.399     1,443,794        --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price 1 ............................       20,879       --       0.869        18,134        --
      Price 2 ............................       10,002       --       0.867         8,676        --
      Price 3 ............................           --       --       0.867            --        --
      Price 4 ............................        6,390       --       0.865         5,530        --
      Price 5 ............................        1,220       --       0.864         1,054        --
      Price 6 ............................        2,726       --       0.867         2,364        --

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                  DECEMBER 31, 2001
                                                            ------------------------------------------------------------

                                                            ACCUMULATION   ANNUITY     UNIT    ACCUMULATION    ANNUITY
                                                                UNITS       UNITS     VALUE     NET ASSETS    NET ASSETS
                                                            ------------   -------   -------   ------------   ----------

Travelers Series Fund Inc. (continued)
   Alliance Growth Portfolio
      Price 1 ...........................................       544,899       --     $1.614     $   879,318      $--
      Price 2 ...........................................    24,269,522       --      1.597      38,756,769       --
      Price 3 ...........................................       622,943       --      1.584         987,024       --
      Price 4 ...........................................       679,805       --      1.568       1,065,904       --
      Price 5 ...........................................       255,561       --      1.556         397,580       --
      Price 6 ...........................................     8,483,917       --      1.589      13,477,565       --
   MFS Total Return Portfolio
      Price 1 ...........................................     1,523,540       --      1.645       2,506,177       --
      Price 2 ...........................................     3,693,144       --      1.628       6,011,848       --
      Price 3 ...........................................        83,031       --      1.615         134,105       --
      Price 4 ...........................................       387,113       --      1.598         618,729       --
      Price 5 ...........................................       293,600       --      1.586         465,606       --
      Price 6 ...........................................     2,739,880       --      1.619       4,436,889       --
   Putnam Diversified Income Portfolio
      Price 1 ...........................................       117,990       --      1.127         132,962       --
      Price 2 ...........................................       645,466       --      1.115         719,790       --
      Price 3 ...........................................        49,041       --      1.106          54,262       --
      Price 4 ...........................................       199,181       --      1.095         218,091       --
      Price 5 ...........................................       153,641       --      1.086         166,912       --
      Price 6 ...........................................       452,977       --      1.109         502,506       --
   Smith Barney Aggressive Growth Portfolio
      Price 1 ...........................................       646,990       --      0.950         614,636       --
      Price 2 ...........................................       170,156       --      0.949         161,431       --
      Price 3 ...........................................            --       --      0.948               -       --
      Price 4 ...........................................         4,297       --      0.947           4,067       --
      Price 5 ...........................................         2,244       --      0.946           2,121       --
      Price 6 ...........................................       563,198       --      0.948         533,964       --
   Smith Barney High Income Portfolio
      Price 1 ...........................................        12,732       --      1.051          13,383       --
      Price 2 ...........................................       494,130       --      1.040         514,068       --
      Price 3 ...........................................        40,627       --      1.032          41,939       --
      Price 4 ...........................................        95,509       --      1.022          97,581       --
      Price 5 ...........................................        60,523       --      1.014          61,358       --
      Price 6 ...........................................       499,948       --      1.035         517,438       --
   Smith Barney International All Cap Growth Portfolio
      Price 1 ...........................................       113,887       --      0.951         108,309       --
      Price 2 ...........................................     2,754,103       --      0.941       2,591,911       --
      Price 3 ...........................................       407,552       --      0.934         380,555       --
      Price 4 ...........................................       200,689       --      0.924         185,443       --
      Price 5 ...........................................        96,390       --      0.917          88,371       --
      Price 6 ...........................................     1,871,050       --      0.936       1,751,681       --

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2001
                                                           ------------------------------------------------------------

                                                           ACCUMULATION   ANNUITY    UNIT     ACCUMULATION    ANNUITY
                                                               UNITS       UNITS     VALUE     NET ASSETS    NET ASSETS
                                                           ------------   -------   -------   ------------   ----------

Travelers Series Fund Inc.  (continued)
   Smith Barney Large Cap Value Portfolio
      Price 1 ...........................................    2,156,095      --      $1.486     $3,204,689       $--
      Price 2 ...........................................      751,488      --       1.471      1,105,300        --
      Price 3 ...........................................      900,664      --       1.459      1,314,333        --
      Price 4 ...........................................      201,867      --       1.444        291,506        --
      Price 5 ...........................................      237,866      --       1.433        340,798        --
      Price 6 ...........................................    1,110,330      --       1.463      1,624,539        --
   Smith Barney Large Capitalization Growth Portfolio
      Price 1 ...........................................      124,406      --       1.375        171,003        --
      Price 2 ...........................................    1,925,999      --       1.365      2,629,758        --
      Price 3 ...........................................      141,575      --       1.359        192,338        --
      Price 4 ...........................................      211,516      --       1.350        285,443        --
      Price 5 ...........................................       22,563      --       1.343         30,297        --
      Price 6 ...........................................    1,850,997      --       1.361      2,518,913        --
   Smith Barney Money Market Portfolio
      Price 1 ...........................................       36,990      --       1.247         46,145        --
      Price 2 ...........................................    1,539,892      --       1.234      1,900,934        --
      Price 3 ...........................................      637,197      --       1.225        780,438        --
      Price 4 ...........................................      424,446      --       1.212        514,421        --
      Price 5 ...........................................      591,721      --       1.202        711,538        --
      Price 6 ...........................................    1,220,955      --       1.228      1,499,357        --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio Class II Shares
      Price 1 ...........................................       56,640      --       0.819         46,377        --
      Price 2 ...........................................        9,230      --       0.818          7,548        --
      Price 3 ...........................................           --      --       0.817             --        --
      Price 4 ...........................................        4,565      --       0.816          3,724        --
      Price 5 ...........................................        4,939      --       0.815          4,025        --
      Price 6 ...........................................        7,044      --       0.817          5,756        --
   Enterprise Portfolio - Class II Shares
      Price 1 ...........................................        6,891      --       0.913          6,293        --
      Price 2 ...........................................        2,535      --       0.912          2,312        --
      Price 3 ...........................................           --      --       0.911             --        --
      Price 4 ...........................................           --      --       0.910             --        --
      Price 5 ...........................................          426      --       0.909            387        --
      Price 6 ...........................................        5,450      --       0.911          4,967        --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Price 1 ...........................................       74,692      --       0.950         70,973        --
      Price 2 ...........................................        2,157      --       0.949          2,047        --
      Price 3 ...........................................           --      --       0.948             --        --
      Price 4 ...........................................           --      --       0.947             --        --
      Price 5 ...........................................        1,173      --       0.946          1,110        --
      Price 6 ...........................................          341      --       0.948            323        --

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                    DECEMBER 31, 2001
                                                -----------------------------------------------------------
                                                ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                   UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                ------------   -------   ------   ------------   ----------

Variable Insurance Products Fund
   Equity-Income Portfolio - Initial Class
      Price 1 ...............................       139,375      --      $1.588    $   221,265       $--
      Price 2 ...............................    13,504,310      --       1.571     21,215,348        --
      Price 3 ...............................     1,942,970      --       1.559      3,028,597        --
      Price 4 ...............................       406,693      --       1.543        627,335        --
      Price 5 ...............................     1,154,279      --       1.530      1,766,583        --
      Price 6 ...............................            --      --       1.563             --        --
   Growth Portfolio - Initial Class
      Price 1 ...............................       600,404      --       1.674      1,005,029        --
      Price 2 ...............................    22,467,691      --       1.657     37,217,933        --
      Price 3 ...............................     3,913,670      --       1.644      6,432,277        --
      Price 4 ...............................       770,117      --       1.626      1,252,544        --
      Price 5 ...............................       974,148      --       1.614      1,571,985        --
      Price 6 ...............................            --      --       1.648             --        --
   High Income Portfolio - Initial Class
      Price 1 ...............................        45,868      --       0.820         37,593        --
      Price 2 ...............................     2,043,360      --       0.811      1,657,256        --
      Price 3 ...............................       481,330      --       0.805        387,335        --
      Price 4 ...............................       179,122      --       0.796        142,644        --
      Price 5 ...............................       128,931      --       0.790        101,870        --
      Price 6 ...............................            --      --       0.807             --        --

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class
      Price 1 ...............................        63,204      --       1.446         91,416        --
      Price 2 ...............................     8,751,147      --       1.431     12,525,007        --
      Price 3 ...............................       744,567      --       1.420      1,057,320        --
      Price 4 ...............................       514,150      --       1.405        722,496        --
      Price 5 ...............................       508,719      --       1.394        709,258        --
      Price 6 ...............................            --      --       1.424             --        --
   Contrafund(R)Portfolio - Service Class 2
      Price 1 ...............................     1,433,561      --       0.951      1,363,698        --
      Price 2 ...............................           655      --       0.950            622        --
      Price 3 ...............................        18,707      --       0.949         17,754        --
      Price 4 ...............................             -      --       0.948             --        --
      Price 5 ...............................        10,328      --       0.947          9,778        --
      Price 6 ...............................        73,676      --       0.949         69,945        --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -
   Service Class 2
      Price 1 ...............................        10,715      --       0.848          9,086        --
      Price 2 ...............................         1,000      --       0.847            847        --
      Price 3 ...............................            --      --       0.846             --        --
      Price 4 ...............................            --      --       0.845             --        --
      Price 5 ...............................         1,686      --       0.844          1,423        --
      Price 6 ...............................         1,317      --       0.846          1,115        --

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                             DECEMBER 31, 2001
                                                      -----------------------------------------------------------

                                                      ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                         UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                      ------------   -------   ------   ------------   ----------

Variable Insurance Products Fund III (continued)
   Mid Cap Portfolio - Service Class 2
      Price 1 .....................................     194,753        --      $1.034   $    201,308    $     --
      Price 2 .....................................      50,422        --       1.032         52,050          --
      Price 3 .....................................          --        --       1.031             --          --
      Price 4 .....................................          --        --       1.030             --          --
      Price 5 .....................................       1,660        --       1.029          1,708          --
      Price 6 .....................................      13,933        --       1.032         14,373          --
                                                                                        ------------    --------

Net Contract Owners' Equity .......................                                     $808,279,164    $212,638
                                                                                        ============    ========

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                          ------------------------------------------------------

                                                                            NO. OF        MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE        PURCHASES    FROM SALES
                                                                          ----------   ------------   ------------   -----------

INVESTMENTS
   CAPITAL APPRECIATION FUND (10.0%)
      Total (Cost $120,945,660)                                            1,341,627   $ 80,900,083   $ 14,288,607   $16,146,764
                                                                          ----------   ------------   ------------   -----------

   HIGH YIELD BOND TRUST (0.5%)
      Total (Cost $4,130,441)                                                446,789      4,038,969      2,222,422     1,108,818
                                                                          ----------   ------------   ------------   -----------

   MANAGED ASSETS TRUST (4.4%)
      Total (Cost $42,683,796)                                             2,288,905     35,592,472      9,182,046     4,705,147
                                                                          ----------   ------------   ------------   -----------

   MONEY MARKET PORTFOLIO (1.2%)
      Total (Cost $9,894,416)                                              9,894,416      9,894,416     16,495,170    10,218,799
                                                                          ----------   ------------   ------------   -----------

   AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
      AIM V.I. Value Fund
         Total (Cost $200,118)                                                 8,382        195,726        207,256         6,508
                                                                          ----------   ------------   ------------   -----------

   CITISTREET FUNDS, INC. (36.1%)
      CitiStreet Diversified Bond Fund (Cost $86,843,985)                  8,056,065     89,100,081     58,944,692    12,921,557
      CitiStreet International Stock Fund (Cost $93,112,355)               5,598,675     69,703,508     42,293,100     5,495,687
      CitiStreet Large Company Stock Fund (Cost $119,064,933)              8,012,782     87,739,958     40,025,739     4,677,467
      CitiStreet Small Company Stock Fund (Cost $54,675,712)               4,041,526     45,588,414     27,266,600    20,799,399
      Global High-Yield Bond Fund (Cost $0)                                       --             --      4,596,695    18,341,713
      Intermediate-Term Bond Fund (Cost $0)                                       --             --      3,719,041    21,530,745
                                                                          ----------   ------------   ------------   -----------
         Total (Cost $353,696,985)                                        25,709,048    292,131,961    176,845,867    83,766,568
                                                                          ----------   ------------   ------------   -----------

   CREDIT SUISSE WARBURG PINCUS TRUST (0.1%)
      Credit Suisse Trust Emerging Markets Portfolio
         Total (Cost $1,303,746)                                             113,884        960,043        397,708       212,611
                                                                          ----------   ------------   ------------   -----------

   DELAWARE GROUP PREMIUM FUND, INC. (0.3%)
      REIT Series (Cost $546,921)                                             51,157        598,532        432,044       195,637
      Small Cap Value Series (Cost $1,476,444)                                85,235      1,664,633      1,091,997       188,089
                                                                          ----------   ------------   ------------   -----------
         Total (Cost $2,023,365)                                             136,392      2,263,165      1,524,041       383,726
                                                                          ----------   ------------   ------------   -----------

   DREYFUS STOCK INDEX FUND (3.1%)
      Dreyfus Stock Index Fund
         Total (Cost $29,412,306)                                            849,564     24,943,214      4,500,473     4,865,019
                                                                          ----------   ------------   ------------   -----------

   DREYFUS VARIABLE INVESTMENT FUND (3.9%)
      Appreciation Portfolio - Initial Class (Cost $22,568,364)              587,155     20,538,676      3,353,350     1,462,550
      Small Cap Portfolio - Initial Class (Cost $14,369,331)                 315,567     11,085,880      6,701,379     1,479,104
                                                                          ----------   ------------   ------------   -----------
         Total (Cost $36,937,695)                                            902,722     31,624,556     10,054,729     2,941,654
                                                                          ----------   ------------   ------------   -----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.6%)
      Templeton Asset Strategy Fund - Class 1 (Cost $8,986,541)              468,458      7,265,782      1,599,012       957,146
      Templeton Global Income Securities Fund - Class 1 (Cost $434,546)       38,913        443,214        230,342       117,167
      Templeton Growth Securities Fund - Class 1 (Cost $24,935,341)        1,900,675     21,078,481      5,777,570     2,229,680
                                                                          ----------   ------------   ------------   -----------
         Total (Cost $34,356,428)                                          2,408,046     28,787,477      7,606,924     3,303,993
                                                                          ----------   ------------   ------------   -----------

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                 FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                           -----------------------------------------------

                                                                           NO. OF       MARKET       COST OF     PROCEEDS
                                                                           SHARES       VALUE       PURCHASES   FROM SALES
                                                                           -------   -----------   ----------   ----------

GREENWICH STREET SERIES FUND (1.6%)
   Appreciation Portfolio (Cost $73,090)                                     3,481   $    75,397   $   73,500    $    408
   Equity Index Portfolio - Class II Shares (Cost $13,157,266)             415,830    11,713,928    6,689,396     883,326
   Fundamental Value Portfolio (Cost $725,900)                              39,227       748,444      733,461       6,315
                                                                           -------   -----------   ----------    --------
      Total (Cost $13,956,256)                                             458,538    12,537,769    7,496,357     890,049
                                                                           -------   -----------   ----------    --------

JANUS ASPEN SERIES (0.3%)
   Aggressive Growth Portfolio - Service Shares (Cost $268,569)             12,050       261,838      281,022      12,014
   Balanced Portfolio - Service Shares (Cost $1,189,544)                    51,098     1,191,087    1,229,691      39,694
   Worldwide Growth Portfolio - Service Shares (Cost $729,621)              25,586       726,126      754,708      22,132
                                                                           -------   -----------   ----------    --------
      Total (Cost $2,187,734)                                               88,734     2,179,051    2,265,421      73,840
                                                                           -------   -----------   ----------    --------

OCC ACCUMULATION TRUST (0.2%)
   Equity Portfolio
      Total (Cost $1,722,212)                                               46,736     1,547,906      350,281     162,740
                                                                           -------   -----------   ----------    --------

PIMCO VARIABLE INSURANCE TRUST (0.0%)
   Total Return Bond Portfolio
      Total (Cost $394,331)                                                 39,024       385,945      399,631       5,327
                                                                           -------   -----------   ----------    --------

PUTNAM VARIABLE TRUST (0.1%)
   Putnam VT International Growth Fund - Class IB Shares (Cost $372,474)    29,570       365,489      441,381      65,722
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $365,997)         26,070       391,827      366,623         645
   Putnam VT Voyager II Fund - Class IB Shares (Cost $47,444)                9,395        46,693       47,490          38
                                                                           -------   -----------   ----------    --------
      Total (Cost $785,915)                                                 65,035       804,009      855,494      66,405
                                                                           -------   -----------   ----------    --------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (1.1%)
   Capital Fund (Cost $5,639,412)                                          372,769     5,628,815    4,356,188     490,609
   Investors Fund (Cost $2,506,155)                                        193,506     2,474,943    2,092,255     222,321
   Small Cap Growth Fund (Cost $182,864)                                    15,565       195,967      187,343       3,688
      Total Return Fund (Cost $433,862)                                     41,331       429,433      154,734      30,814
                                                                           -------   -----------   ----------    --------
Total (Cost $8,762,293)                                                    623,171     8,729,158    6,790,520     747,432
                                                                           -------   -----------   ----------    --------

SMITH BARNEY INVESTMENT SERIES (0.0%)
   Smith Barney Large Cap Core Portfolio (Cost $31,041)                      3,314        31,784       32,996       1,775
   Smith Barney Premier Selections All Cap Growth Portfolio
      (Cost $39,473)                                                         3,300        39,599       39,505          26
                                                                           -------   -----------   ----------    --------
      Total (Cost $70,514)                                                   6,614        71,383       72,501       1,801
                                                                           -------   -----------   ----------    --------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
   Strong Multi Cap Value Fund II
      Total (Cost $419,950)                                                 43,154       439,741      353,455      49,052
                                                                           -------   -----------   ----------    --------

THE MONTGOMERY FUNDS III (0.0%)
   Montgomery Variable Series: Growth Fund
      Total (Cost $454,289)                                                 29,014       310,446      150,470      39,265
                                                                           -------   -----------   ----------    --------

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                        ----------------------------------------------------
                                                                          NO. OF       MARKET        COST OF       PROCEEDS
                                                                          SHARES        VALUE       PURCHASES     FROM SALES
                                                                        ----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (9.7%)
   Convertible Bond Portfolio (Cost $230,432)                               19,044   $   215,581   $   146,405   $    77,047
   Disciplined Mid Cap Stock Portfolio (Cost $4,155,228)                   257,986     3,975,566     4,110,409     1,736,746
   Disciplined Small Cap Stock Portfolio (Cost $0)                              --            --       146,159       275,336
   Equity Income Portfolio (Cost $17,889,577)                            1,166,189    17,481,173     5,138,968     2,514,508
   Federated High Yield Portfolio (Cost $334,345)                           31,557       269,811       127,528       148,656
   Federated Stock Portfolio (Cost $3,068,971)                             196,027     3,018,810     1,268,267     1,223,712
   Large Cap Portfolio (Cost $22,929,237)                                1,251,672    17,298,114     4,818,024     2,131,619
   Lazard International Stock Portfolio (Cost $2,457,616)                  192,141     1,786,908       812,790       328,611
   MFS Emerging Growth Portfolio (Cost $19,923)                              1,563        17,208        19,950            20
   MFS Mid Cap Growth Portfolio (Cost $9,961,818)                          694,351     6,811,583     5,266,932       983,671
   MFS Research Portfolio (Cost $1,974,526)                                173,732     1,523,632       789,211       174,783
   Social Awareness Stock Portfolio (Cost $12,254,147)                     451,923    10,913,939     2,766,654     1,579,366
   Strategic Stock Portfolio (Cost $0)                                          --            --       129,466       542,391
   Travelers Quality Bond Portfolio (Cost $4,776,585)                      430,342     4,901,600     2,586,468       593,253
   U.S. Government Securities Portfolio (Cost $6,034,605)                  492,882     6,131,454     5,460,711     2,430,471
   Utilities Portfolio (Cost $4,740,567)                                   272,410     3,778,330     2,721,559     1,007,936
                                                                        ----------   -----------   -----------   -----------
      Total (Cost $90,827,577)                                           5,631,819    78,123,709    36,309,501    15,748,126
                                                                        ----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (12.2%)
   AIM Capital Appreciation Portfolio (Cost $33,035)                         3,499        35,761        39,511         6,600
   Alliance Growth Portfolio (Cost $82,110,822)                          3,011,816    55,568,004    16,825,229     4,120,708
   MFS Total Return Portfolio (Cost $14,322,214)                           849,779    14,174,318     8,985,335       899,976
   Putnam Diversified Income Portfolio (Cost $1,914,903)                   178,929     1,794,656     1,468,125     1,049,182
   Smith Barney Aggressive Growth Portfolio (Cost $1,280,394)               98,085     1,316,301     1,283,332         2,652
   Smith Barney High Income Portfolio (Cost $1,543,652)                    145,544     1,245,858       919,005       609,364
   Smith Barney International All Cap Growth Portfolio (Cost $6,973,728)   426,619     5,106,632     3,162,304     2,411,231
   Smith Barney Large Cap Value Portfolio (Cost $8,321,073)                423,975     7,881,686     3,088,159     2,085,101
   Smith Barney Large Capitalization Growth Portfolio (Cost $6,575,395)    448,321     5,828,171     2,174,931       567,217
   Smith Barney Money Market Portfolio (Cost $5,450,540)                 5,450,540     5,450,540    11,243,675    10,563,607
                                                                        ----------   -----------   -----------   -----------
      Total (Cost $128,525,756)                                         11,037,107    98,401,927    49,189,606    22,315,638
                                                                        ----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
   Emerging Growth Portfolio - Class II Shares (Cost $68,578)                2,383        67,434        73,873         5,009
   Enterprise Portfolio - Class II Shares (Cost $13,397)                       938        13,960        13,412            15
                                                                        ----------   -----------   -----------   -----------
      Total (Cost $81,975)                                                   3,321        81,394        87,285         5,024
                                                                        ----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $69,936)                                                   7,796        74,456        74,486         3,950
                                                                        ----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (9.5%)
   Equity-Income Portfolio - Initial Class (Cost $28,143,935)            1,180,705    26,861,033     5,082,014     3,614,561
   Growth Portfolio - Initial Class (Cost $67,002,724)                   1,412,767    47,483,098     7,461,220     7,025,665
   High Income Portfolio - Initial Class (Cost $3,441,606)                 363,005     2,326,863     1,135,852     1,147,285
                                                                        ----------   -----------   -----------   -----------
      Total (Cost $98,588,265)                                           2,956,477    76,670,994    13,679,086    11,787,511
                                                                        ----------   -----------   -----------   -----------

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                         ------------------------------------------------------
                                                                          NO. OF         MARKET        COST OF       PROCEEDS
                                                                          SHARES         VALUE        PURCHASES     FROM SALES
                                                                         ---------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND II (2.0%)
      Asset Manager Portfolio - Initial Class (Cost $17,226,483)         1,041,113   $ 15,106,556   $  1,784,605   $  1,638,715
      Contrafund(R) Portfolio - Service Class 2 (Cost $1,473,608)           73,094      1,461,872      1,542,747         66,655
                                                                         ---------   ------------   ------------   ------------
         Total (Cost $18,700,091)                                        1,114,207     16,568,428      3,327,352      1,705,370
                                                                         ---------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
      Dynamic Capital Appreciation Portfolio -
         Service Class 2 (Cost $11,842)                                      2,048         12,472         19,378          7,076
      Mid Cap Portfolio - Service Class 2 (Cost $258,571)                   13,825        269,454        266,578          7,860
                                                                         ---------   ------------   ------------   ------------
         Total (Cost $270,413)                                              15,873        281,926        285,956         14,936
                                                                         ---------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
   (COST $1,001,402,463)                                                             $808,540,324   $365,012,645   $181,276,073
                                                                                     ============   ============   ============

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                  FOR THE YEAR ENDED DECEMBER 31, 2001       FOR THE YEAR ENDED DECEMBER 31, 2001
                                            ------------------------------------------------ ------------------------------------
                                             UNITS    UNIT VALUE     NET ASSETS  INVESTMENT    EXPENSE RATIO      TOTAL RETURN
                                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO LOWEST TO HIGHES  LOWEST TO HIGHEST*
                                            ------ ----------------- ---------- ------------ ----------------  ------------------

CAPITAL APPRECIATION FUND                   45,401  $1.740 to 1.804    $80,894      0.47%     0.60% to 1.30%   (27.04%) to (26.55%)
HIGH YIELD BOND FUND                         2,850   1.385 to 1.437      4,039      6.23%     0.60% to 1.30%        8.12% to 8.95%
MANAGED ASSETS TRUST                        22,664   1.534 to 1.591     35,590      2.65%     0.60% to 1.30%     (6.29%) to (5.63%)
MONEY MARKET PORTFOLIO                       8,655   1.125 to 1.151      9,899      3.35%     0.60% to 1.30%        2.46% to 3.14%
AIM VARIABLE INSURANCE FUNDS INC.
   AIM V.I. Value Fund                         220   0.886 to 0.890        196      0.26%     0.60% to 1.30%    (11.10%) to 13.88%
CITISTREET FUNDS INC.
   CitiStreet Diversified Bond Fund         63,795   1.366 to 1.417     89,094      4.24%     0.60% to 1.30%        5.48% to 6.22%
   CitiStreet International Stock Fund      57,697   1.181 to 1.225     69,699      1.39%     0.60% to 1.30%   (22.46%) to (21.88%)
   CitiStreet Large Company Stock Fund      77,891   1.101 to 1.142     87,734      0.88%     0.60% to 1.30%   (16.84%) to (16.28%)
   CitiStreet Small Company Stock Fund      35,967   1.239 to 1.285     45,585      0.04%     0.60% to 1.30%        0.24% to 0.94%
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets
      Portfolio                                814   1.163 to 1.190        960        --      0.60% to 1.30%    (10.88%) to (9.30%)
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series                                 446   1.324 to 1.352        598      1.51%     0.60% to 1.30%        7.38% to 8.16%
   Small Cap Value Series                    1,211   1.353 to 1.385      1,665      0.77%     0.60% to 1.30%       2.97% to 13.03%
DREYFUS STOCK INDEX FUND
   Dreyfus Stock Index Fund                 14,780   1.651 to 1.713     24,941      1.09%     0.60% to 1.30%   (13.33%) to (12.74%)
DREYFUS VARIABLE INVESTMENT  FUND
   Appreciation Portfolio - Initial Class   19,502   1.037 to 1.062     20,537      0.86%     0.60% to 1.30%    (10.53%) to (9.85%)
   Small Cap Portfolio - Initial Class       7,243   1.507 to 1.542     11,085      0.48%     0.60% to 1.30%     (7.38%) to (6.72%)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Templeton Asset Strategy Fund - Class 1   5,204   1.366 to 1.417      7,265      1.43%     0.60% to 1.30%   (10.89%) to (10.26%)
   Templeton Global Income Securities
      Fund - Class 1                           400   1.082 to 1.111        443      3.32%     0.80% to 1.30%        1.22% to 1.74%
   Templeton Growth Securities Fund -
      Class 1                               13,096   1.572 to 1.631     21,077      2.04%     0.60% to 1.30%     (2.30%) to (1.57%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                       80   0.940 to 0.945         75      0.11%     0.60% to 1.30%     (5.70%) to (1.57%)
   Equity Index Portfolio - Class II Shares 13,716   0.844 to 0.859     11,713      0.74%     0.60% to 1.30%    (13.44%) to (6.83%)
   Fundamental Value Portfolio                 810   0.921 to 0.925        748      0.12%     0.60% to 1.30%      (7.60%) to 0.88%
JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service
      Shares                                   339   0.770 to 0.773        262        --      0.60% to 1.30%     (22.80%) to 2.80%
   Balanced Portfolio - Service Shares       1,236   0.959 to 0.964      1,191      1.80%     0.60% to 1.30%      (3.80%) to 6.67%
   Worldwide Growth Portfolio - Service
      Shares                                   864   0.837 to 0.841        726      0.14%     0.60% to 1.30%     (16.00%) to 8.83%
OCC ACCUMULATION TRUST
   Equity Portfolio                          1,323   1.153 to 1.179      1,548      0.64%     0.80% to 1.30%     (8.78%) to (7.72%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                 365   1.054 to 1.059        386      2.65%     0.60% to 1.30%      (1.95%) to 5.70%

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          FOR THE YEAR ENDED DECEMBER 31, 2001
                                                ----------------------------------------------------------------------------------
                                                             UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                 UNITS       LOWEST TO      ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                (000S)         HIGHEST      (000S)    RATIO        HIGHEST           HIGHEST*
                                                ------     --------------   ------  ----------  -------------   ------------------

PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                                424    $0.858 to 0.862  $   365       --     0.60% to 1.30%    (13.90%) to 2.50%
  Putnam VT Small Value Fund - Class IB Shares     358     1.089 to 1.094      392       --     0.60% to 1.30%      2.92% to 22.77%
  Putnam VT Voyager II Fund - Class IB Shares       58     0.806 to 0.810       47       --     0.60% to 1.30%   (19.10%) to 22.27%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
  Capital Fund                                   3,421     1.620 to 1.657    5,629     1.04%    0.60% to 1.30%       0.56% to 6.43%
  Investors Fund                                 1,704     1.429 to 1.462    2,475     1.31%    0.60% to 1.30%    (5.36%) to (4.69%)
  Small Cap Growth Fund                            201     0.970 to 0.975      196       --     0.60% to 1.30%    (2.60%) to 28.14%
  Total Return Fund                                386     1.097 to 1.123      429     2.39%    0.60% to 1.30%     (1.96%) to 6.40%
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio             35     0.894 to 0.899       32       --     0.60% to 1.30%   (10.30%) to 12.31%
  Smith Barney Premier Selections All
    Cap Growth Portfolio                            44     0.895 to 0.899       40       --     0.60% to 1.30%   (10.20%) to 12.13%
STRONG VARIABLE INSURANCE FUNDS, INC
  Strong Multi Cap Value Fund II                   320      1.352 to1.383      440     0.01%    0.60% to 1.30%    (1.14%) to 13.23%
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund          342     0.895 to 0.910      310     5.33%    0.80% to 1.30%  (21.83%) to (21.35%)
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio                       179     1.192 to 1.212      216     1.69%    0.60% to 1.30%    (2.13%) to (1.46%)
  Disciplined Mid Cap Stock Portfolio            2,490     1.572 to 1.608    3,975     0.31%    0.60% to 1.30%    (5.24%) to (4.63%)
  Equity Income Portfolio                       14,182     1.209 to 1.247   17,480     1.15%    0.60% to 1.30%    (7.85%) to (7.15%)
  Federated High Yield Portfolio                   274     0.969 to 0.990      270    11.51%    0.80% to 1.30%       0.62% to 1.12%
  Federated Stock Portfolio                      2,206     1.343 to 1.386    3,019     1.19%    0.60% to 1.30%     (0.57%) to 0.81%
  Large Cap Portfolio                           14,058     1.207 to 1.245   17,297     0.52%    0.60% to 1.30%  (18.39%) to (17.82%)
  Lazard International Stock Portfolio           2,109     0.832 to 0.858    1,787     0.17%    0.60% to 1.30%  (27.15%) to (14.29%)
  MFS Emerging Growth Portfolio                     21     0.812 to 0.816       17       --     0.60% to 1.30%    (18.50%) to 0.62%
  MFS Mid Cap Growth Portfolio                   4,207     1.596 to 1.633    6,811       --     0.60% to 1.30%  (24.65%) to (24.12%)
  MFS Research Portfolio                         1,385     1.083 to 1.108    1,524     0.04%    0.60% to 1.30%  (23.46%) to (22.89%)
  Social Awareness Stock Portfolio               6,733     1.587 to 1.646   10,913     0.42%    0.60% to 1.30%  (16.74%) to (16.19%)
  Travelers Quality Bond Portfolio               3,953     1.217 to 1.254    4,901     3.43%    0.60% to 1.30%       5.73% to 6.54%
  U.S. Government Securities Portfolio           4,336     1.383 to 1.435    6,131     4.00%    0.60% to 1.30%       4.46% to 5.21%
  Utilities Portfolio                            2,695     1.370 to 1.421    3,778     1.86%    0.60% to 1.30%  (24.02%) to (23.48%)
TRAVELERS SERIES FUND INC
  AIM Capital Appreciation Portfolio                41     0.864 to 0.869       36       --     0.60% to 1.30%   (13.30%) to 16.89%
  Alliance Growth Portfolio                     34,857     1.556 to 1.614   55,564     0.20%    0.60% to 1.30%  (14.46%) to (13.87%)
  MFS Total Return Portfolio                     8,720     1.586 to 1.645   14,173     2.65%    0.60% to 1.30%    (1.31%) to (0.60%)
  Putnam Diversified Income Portfolio            1,618     1.086 to 1.127    1,795     7.93%    0.60% to 1.30%       2.84% to 3.58%
  Smith Barney Aggressive Growth
    Portfolio                                    1,387     0.946 to 0.950    1,316       --     0.60% to 1.30%    (8.83%) to 20.97%
  Smith Barney High Income Portfolio             1,203     1.014 to 1.051    1,246    12.06%    0.60% to 1.30%    (4.97%) to (4.37%)
  Smith Barney International All Cap
    Growth Portfolio                             5,444     0.917 to 0.951    5,106       --     0.60% to 1.30%  (32.07%) to (31.58%)
  Smith Barney Large Cap Value Portfolio         5,358     1.433 to 1.486    7,881     1.35%    0.60% to 1.30%    (9.36%) to (8.72%)
  Smith Barney Large Capitalization
    Growth Portfolio                             4,277     1.343 to 1.375    5,828       --     0.60% to 1.30%  (13.63%) to (13.03%)
  Smith Barney Money Market Portfolio            4,451     1.202 to 1.247    5,453     3.59%    0.60% to 1.30%       2.30% to 3.06%

                                      -77-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  FOR THE YEAR ENDED DECEMBER 31, 2001        FOR THE YEAR ENDED DECEMBER 31, 2001
                                            ------------------------------------------------- -------------------------------------
                                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT    EXPENSE RATIO      TOTAL RETURN
                                            (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO LOWEST TO HIGHEST  LOWEST TO HIGHEST*
                                            ------  ----------------- ---------- ------------ ----------------- -------------------

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II
      Shares                                    82   $0.815 to 0.819   $    67         --       0.60% to 1.30%   (18.20%) to 11.48%
   Enterprise Portfolio - Class II Shares       15    0.909 to 0.913        14         --       0.60% to 1.30%    (8.80%) to 18.51%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio                   78    0.946 to 0.950        74         --       0.60% to 1.30%    (5.66%) to 22.38%
VARIABLE INSURANCE PRODUCTS FUND
   Equity Income Portfolio - Initial Class  17,148    1.530 to 1.588    26,859       1.73%      0.60% to 1.30%    (6.19%) to (5.48%)
   Growth Portfolio - Initial Class         28,726    1.614 to 1.674    47,480       0.08%      0.60% to 1.30%  (18.69%) to (18.14%)
   High Income Portfolio - Initial Class     2,879    0.790 to 0.820     2,327      13.79%      0.60% to 1.30%  (12.90%) to (12.21%)
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio - Initial Class  10,582    1.394 to 1.446    15,105       4.27%      0.60% to 1.30%    (5.36%) to (4.68%)
   Contrafund Portfolio - Service Class 2    1,537    0.947 to 0.951     1,462         --       0.60% to 1.30%     (5.00%) to 3.15%
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio -
      Service Class 2                           15    0.844 to 0.848        12         --       0.60% to 1.30%   (15.30%) to 24.12%
   Mid Cap Portfolio - Service Class 2         261    1.029 to 1.034       269         --       0.60% to 1.30%      2.58% to 12.95%

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE
     YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST    MANAGED ASSETS TRUST
                                                  -------------------------   ----------------------   -----------------------
                                                     2001           2000         2001        2000         2001         2000
                                                  -----------    ----------   ----------   ---------   ----------   ----------

Accumulation and annuity units
   beginning of year...........................    46,430,031    12,182,566    2,188,214   1,151,656   21,642,454   10,079,306
Accumulation units purchased and
   transferred from other Travelers accounts...    15,478,243    39,765,530    1,886,396   1,426,607    7,585,828   14,259,545
Accumulation units redeemed and
   transferred to other Travelers accounts.....   (16,507,258)   (5,518,065)  (1,225,063)   (390,049)  (6,563,979)  (2,696,397)
Annuity units .................................            --            --           --          --           --           --
                                                  -----------    ----------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   end of year ................................    45,401,016    46,430,031    2,849,547   2,188,214   22,664,303   21,642,454
                                                  ===========    ==========   ==========   =========   ==========   ==========

                                                   MONEY MARKET PORTFOLIO    AIM V.I. VALUE FUND   CITISTREET DIVERSIFIED BOND FUND
                                                  ------------------------   -------------------   --------------------------------
                                                     2001           2000        2001     2000            2001          2000
                                                  -----------   ----------     -------   ----         -----------   -----------

Accumulation and annuity units
   beginning of year ..........................     3,274,536    2,425,205          --    --           31,433,893    17,064,225
Accumulation units purchased and
   transferred from other Travelers accounts...    17,580,092    7,946,835     231,334    --           54,189,527    18,101,895
Accumulation units redeemed and
   transferred to other Travelers accounts.....   (12,199,870)  (7,097,504)    (11,266)   --          (21,820,217)   (3,726,733)
Annuity units .................................            --                       --    --               (7,842)       (5,494)
                                                  -----------   ----------     -------    --          -----------   -----------
Accumulation and annuity units
   end of year ................................     8,654,758    3,274,536     220,068    --           63,795,361    31,433,893
                                                  ===========   ==========     =======    ==          ===========   ===========

                                                  CITISTREET INTERNATIONAL   CITISTREET LARGE COMPANY   CITISTREET SMALL COMPANY
                                                          STOCK  FUND                STOCK FUND                 STOCK FUND
                                                  ------------------------   ------------------------   ------------------------
                                                     2001          2000         2001          2000         2001          2000
                                                  -----------   ----------   -----------   ----------   -----------   ----------

Accumulation and annuity units
   beginning of year ..........................    37,610,501   18,956,349    51,943,938   23,179,732    44,126,237   22,810,171
Accumulation units purchased and
   transferred from other Travelers accounts...    35,218,342   25,833,320    42,292,431   34,231,389    17,679,188   28,410,584
Accumulation units redeemed and
   transferred to other Travelers accounts.....   (15,130,100)  (7,177,743)  (16,343,286)  (5,464,849)  (25,836,223)  (7,092,249)
Annuity units .................................        (1,391)      (1,425)       (2,281)      (2,334)       (2,216)      (2,269)
                                                  -----------   ----------   -----------   ----------   -----------   ----------
Accumulation and annuity units
   end of year ................................    57,697,352   37,610,501    77,890,802   51,943,938    35,966,986   44,126,237
                                                  ===========   ==========   ===========   ==========   ===========   ==========

                                                  GLOBAL HIGH-YIELD BOND FUND   INTERMEDIATE-TERM BOND FUND
                                                  ---------------------------   ---------------------------
                                                     2001          2000              2001          2000
                                                   -----------   ----------      -----------   ----------

Accumulation and annuity units
   beginning of year ..........................     14,972,124    6,820,789       15,198,530    8,443,448
Accumulation units purchased and
   transferred from other Travelers accounts...      2,657,786    9,731,673        2,554,334    8,807,665
Accumulation units redeemed and
   transferred to other Travelers accounts.....    (17,629,910)  (1,580,338)     (17,751,520)  (2,048,534)
Annuity units .................................             --           --           (1,344)      (4,049)
                                                   -----------   ----------      -----------   ----------
Accumulation and annuity units
   end of year ................................             --   14,972,124               --   15,198,530
                                                   ===========   ==========      ===========   ==========

                                                  CREDIT SUISSE TRUST EMERGING
                                                       MARKETS PORTFOLIO
                                                  ----------------------------
                                                        2001       2000
                                                      --------   --------

Accumulation and annuity units
   beginning of year ..........................        694,714    229,112
Accumulation units purchased and
   transferred from other Travelers accounts...        347,909    611,722
Accumulation units redeemed and
   transferred to other Travelers accounts.....       (228,703)  (146,120)
Annuity units .................................             --         --
                                                      --------   --------
Accumulation and annuity units
   end of year ................................        813,920    694,714
                                                      ========   ========

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE
     YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                        REIT SERIES          SMALL CAP VALUE SERIES   DREYFUS STOCK INDEX FUND
                                                      ------------------    -----------------------   ------------------------
                                                        2001      2000         2001         2000        2001         2000
                                                      -------   --------     ---------     -------    ----------   ----------

Accumulation and annuity units
   beginning of year ........................         266,200     51,502       513,995     225,178    15,105,730    5,393,982
Accumulation units purchased and
   transferred from other
   Travelers accounts .......................         388,273    221,058       912,522     359,287     4,385,110   11,664,041
Accumulation units redeemed and
   transferred to other
   Travelers accounts .......................        (208,626)    (6,360)     (215,022)    (70,470)   (4,710,482)  (1,952,293)
Annuity units ...............................              --         --            --          --            --           --
                                                     --------   --------     ---------     -------    ----------   ----------
Accumulation and annuity units
   end of year ..............................         445,847    266,200     1,211,495     513,995    14,780,358   15,105,730
                                                     ========   ========     =========     =======    ==========   ==========

                                                DREYFUS APPRECIATION PORTFOLIO    SMALL CAP PORTFOLIO -       TEMPLETON ASSET
                                                       - INITIAL CLASS                INITIAL CLASS         STRATEGY FUND - CLASS 1
                                                ------------------------------   -----------------------   ------------------------
                                                      2001         2000            2001          2000         2001         2000
                                                   ----------   ----------        ---------    ---------    ----------   ---------

Accumulation and annuity units
   beginning of year ........................      17,861,789   12,500,959        4,282,993    1,031,365     5,275,225   1,439,906
Accumulation units purchased and
   transferred from other
   Travelers accounts .......................       5,820,178    7,677,238        5,665,641    3,716,094     1,008,870   4,244,656
Accumulation units redeemed and
   transferred to other
   Travelers accounts .......................      (4,180,093)  (2,316,408)      (2,705,782)    (464,466)   (1,079,799)   (409,337)
Annuity units ...............................              --           --               --           --            --          --
                                                   ----------   ----------        ---------    ---------    ----------   ---------
Accumulation and annuity units
   end of year ..............................      19,501,874   17,861,789        7,242,852    4,282,993     5,204,296   5,275,225
                                                   ==========   ==========        =========    =========    ==========   =========

                                                   TEMPLETON GLOBAL INCOME     TEMPLETON  GROWTH         APPRECIATION
                                                   SECURITIES FUND CLASS 1   SECURITIES FUND CLASS 1      PORTFOLIO
                                                   -----------------------   -----------------------   ----------------
                                                       2001      2000          2001          2000       2001      2000
                                                      -------   -------      ----------   ----------   -------   ------

Accumulation and annuity units
   beginning of year ........................         304,907    76,583      13,252,810    3,744,218        --       --
Accumulation units purchased and
   transferred from other
   Travelers accounts .......................         221,162   271,442       1,716,322   10,483,737   121,671       --
Accumulation units redeemed and
   transferred to other
   Travelers accounts .......................        (125,715)  (43,118)     (1,873,239)    (975,145)  (41,796)      --
Annuity units ...............................              --        --              --           --        --       --
                                                      -------   -------      ----------   ----------   -------   ------
Accumulation and annuity units
   end of year ..............................         400,354   304,907      13,095,893   13,252,810    79,875       --
                                                      =======   =======      ==========   ==========   =======   ======

                                                   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE        AGGRESSIVE GROWTH
                                                     - CLASS II SHARES          PORTFOLIO        PORTFOLIO - SERVICE SHARES
                                                   ----------------------   ------------------   --------------------------
                                                      2001         2000      2001        2000         2001     2000
                                                   ----------   ---------   -------   --------       -------   ------

Accumulation and annuity units
   beginning of year ........................       7,240,392   2,932,585        --         --            --       --
Accumulation units purchased and
   transferred from other
   Travelers accounts .......................       9,585,025   5,246,128   905,920         --       364,651       --
Accumulation units redeemed and
   transferred to other
   Travelers accounts .......................      (3,109,772)   (938,321   (96,205)        --       (26,093)      --
Annuity units ...............................              --          --        --         --            --       --
                                                   ----------   ---------   -------   --------       -------   ------
Accumulation and annuity units
   end of year ..............................      13,715,645   7,240,392   809,715         --       338,558       --
                                                   ==========   =========   =======   ========       =======   ======

                                      -80-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE
     YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                            BALANCED PORTFOLIO - SERVICE   WORLDWIDE GROWTH PORTFOLIO -
                                                       SHARES                     SERVICE SHARES               EQUITY PORTFOLIO
                                            ----------------------------   ----------------------------   --------------------------
                                                  2001         2000              2001        2000             2001        2000
                                                ---------   --------           ---------   --------         ---------   ---------

Accumulation and annuity units
   beginning of year ....................              --         --                  --         --         1,183,427   1,192,185
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................       1,310,267         --           1,054,827         --           992,442     304,062
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................         (74,065)        --            (190,960)        --          (852,980)   (312,820)
Annuity units ...........................              --         --                  --         --                --          --
                                                ---------   --------           ---------   --------         ---------   ---------
Accumulation and annuity units
   end of year ..........................       1,236,202         --             863,867         --         1,322,889   1,183,427
                                                =========   ========           =========   ========         =========   =========

                                                TOTAL RETURN BOND      PUTNAM VT INTERNATIONAL      PUTNAM VT SMALL CAP VALUE
                                                     PORTFOLIO       GROWTH FUND - CLASS IB SHARES     FUND - CLASS IB SHARES
                                                ------------------   -----------------------------  --------------------------
                                                 2001       2000            2001       2000             2001       2000
                                                -------   --------         -------   --------           -------   ------

Accumulation and annuity units
   beginning of year ....................                       --              --                           --       --
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................       386,720                    519,794         --           369,420       --
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................       (21,916)        --         (95,733)        --           (11,178)      --
Annuity units ...........................            --         --              --         --                --       --
                                                -------   --------         -------   --------           -------   ------
Accumulation and annuity units
   end of year ..........................       364,804         --         424,061         --           358,242
                                                =======   ========         =======   ========           =======   ======

                                                 PUTNAM VT VOYAGER II FUND -
                                                      CLASS IB SHARES               CAPITAL FUND         INVESTORS FUND
                                                ----------------------------   ---------------------   -------------------
                                                       2001     2000             2001         2000        2001      2000
                                                      ------   --------        ---------   ---------   ---------   -------

Accumulation and annuity units
   beginning of year ....................                 --         --        1,106,906     294,991     428,337   137,651
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................             57,681                   3,057,950     878,846   1,603,868   313,124
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................                 --         --         (743,555)    (66,931)   (328,059)  (22,438
Annuity units ...........................                 --         --               --          --          --        --
                                                      ------   --------        ---------   ---------   ---------   -------
Accumulation and annuity units
   end of year ..........................             57,681         --        3,421,301   1,106,906   1,704,146   428,337
                                                      ======   ========        =========   =========   =========   =======

                                                                                              SMITH BARNEY LARGE CAP
                                                SMALL CAP GROWTH FUND   TOTAL RETURN FUND        CORE  PORTFOLIO
                                                ---------------------   -------------------   ----------------------
                                                  2001         2000       2001       2000        2001      2000
                                                --------     --------    -------   -------      ------    -------

Accumulation and annuity units
   beginning of year ....................             --           --    279,328   160,552          --         --
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................        201,051           --    135,506   150,025      35,463         --
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................            (56))         --    (28,713)  (31,249)         (2)        --
Annuity units ...........................             --           --         --        --          --         --
                                                --------     --------    -------   -------      ------    -------
Accumulation and annuity units
   end of year ..........................        200,995           --    386,121   279,328      35,461
                                                ========     ========    =======   =======      ======    =======

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      SMITH BARNEY
                                                        PREMIER
                                                       SELECTIONS       STRONG MULTI        MONTGOMERY
                                                     ALL CAP GROWTH      CAP VALUE        VARIABLE SERIES:
                                                       PORTFOLIO          FUND II           GROWTH FUND
                                                     --------------   ----------------   -----------------
                                                      2001     2000    2001      2000     2001      2000
                                                     ------    ----   -------   ------   -------   -------

Accumulation and annuity units
   beginning of year .............................       --     --     88,600   32,512   268,553   116,073
Accumulation units purchased and
   transferred from other Travelers accounts .....   44,101     --    299,389   61,653   118,434   179,355
Accumulation units redeemed and
   transferred to other Travelers accounts .......       --     --    (68,022)  (5,565)  (44,931)  (26,875)
Annuity units ....................................       --     --         --       --        --        --
                                                     ------     --    -------   ------   -------   -------
Accumulation and annuity units
   end of year ...................................   44,101     --    319,967   88,600   342,056   268,553
                                                     ======     ==    =======   ======   =======   =======

                                                     CONVERTIBLE BOND     DISCIPLINED MID CAP      DISCIPLINED SMALL
                                                        PORTFOLIO           STOCK PORTFOLIO       CAP STOCK PORTFOLIO
                                                     -----------------   ----------------------   ------------------
                                                       2001     2000        2001        2000        2001       2000
                                                     -------   -------   ----------   ---------   --------    -------

Accumulation and annuity units
   beginning of year .............................   132,150    84,283    1,121,932     297,025    126,579     50,278
Accumulation units purchased and
   transferred from other Travelers accounts .....   110,024   136,554    3,257,833   1,163,116    121,318     83,893
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (62,901)  (88,687)  (1,890,142)   (338,209)  (247,897)    (7,592)
Annuity units ....................................        --        --           --          --         --         --
                                                     -------   -------   ----------   ---------   --------    -------
Accumulation and annuity units
   end of year ...................................   179,273   132,150    2,489,623   1,121,932         --    126,579
                                                     =======   =======   ==========   =========   ========    =======

                                                                                 FEDERATED HIGH           FEDERATED
                                                     EQUITY INCOME PORTFOLIO     YIELD PORTFOLIO       STOCK PORTFOLIO
                                                     -----------------------   ------------------   ---------------------
                                                        2001         2000        2001      2000       2001        2000
                                                     ----------   ----------   --------   -------   ---------   ---------

Accumulation and annuity units
   beginning of year .............................   12,190,637    9,184,255    334,365   273,461   2,259,793   1,748,095
Accumulation units purchased and
   transferred from other Travelers accounts .....    5,663,107    5,125,625     88,117    81,218     907,433     859,319
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (3,671,303)  (2,119,243)  (148,625)  (20,314)   (961,455)   (347,621)
Annuity units ....................................           --                      --        --          --          --
                                                     ----------   ----------   --------   -------   ---------   ---------
Accumulation and annuity units
   end of year ...................................   14,182,441   12,190,637    273,857   334,365   2,205,771   2,259,793
                                                     ==========   ==========   ========   =======   =========   =========

                                                                                                       MFS EMERGING
                                                                               LAZARD INTERNATIONAL       GROWTH
                                                       LARGE CAP PORTFOLIO        STOCK PORTFOLIO        PORTFOLIO
                                                     -----------------------   ---------------------   -------------
                                                        2001          2000        2001       2000       2001    2000
                                                     ----------   ----------   ---------   ---------   ------   ----

Accumulation and annuity units
   beginning of year .............................   12,102,346    7,748,932   1,713,038     912,083       --    --
Accumulation units purchased and
   transferred from other Travelers accounts .....    6,575,668    5,401,598     915,329   1,182,182   21,155    --
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (4,620,228)  (1,048,184)   (519,692)   (381,227)      (1)   --
Annuity units ....................................           --           --          --          --       --    --
                                                     ----------   ----------   ---------   ---------   ------    --
Accumulation and annuity units
   end of year ...................................   14,057,786   12,102,346   2,108,675   1,713,038   21,154    --
                                                     ==========   ==========   =========   =========   ======    ==

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                          MFS MID CAP             MFS RESEARCH          SOCIAL AWARENESS
                                                        GROWTH PORTFOLIO            PORTFOLIO           STOCK PORTFOLIO
                                                     ----------------------   --------------------   ----------------------
                                                        2001        2000        2001        2000        2001        2000
                                                     ----------   ---------   ---------   --------   ----------   ---------

Accumulation and annuity units
   beginning of year .............................    2,690,669     398,434     959,907    446,664    6,065,093   3,828,408
Accumulation units purchased and
   transferred from other Travelers accounts .....    2,985,356   2,514,122     745,168    618,666    2,629,125   2,979,745
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (1,468,899)   (221,887)   (320,466)  (105,423)  (1,961,188)   (743,060)
Annuity units ....................................           --          --          --         --           --          --
                                                     ----------   ---------   ---------   --------   ----------   ---------
Accumulation and annuity units
   end of year ...................................    4,207,126   2,690,669   1,384,609    959,907    6,733,030   6,065,093
                                                     ==========   =========   =========   ========   ==========   =========

                                                      STRATEGIC STOCK       TRAVELERS QUALITY         U.S. GOVERNMENT
                                                         PORTFOLIO            BOND PORTFOLIO        SECURITIES PORTFOLIO
                                                     ------------------   ---------------------   -----------------------
                                                       2001       2000      2001        2000         2001         2000
                                                     --------   -------   ---------   ---------   ----------   ----------

Accumulation and annuity units
   beginning of year .............................    381,851   336,047   2,423,809     803,424    2,326,937    1,382,635
Accumulation units purchased and
   transferred from other Travelers accounts .....    267,472    98,095   2,386,440   1,778,014    4,787,634    1,991,439
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (649,323)  (52,291)   (857,062)   (157,629)  (2,778,336)  (1,047,137)
Annuity units ....................................         --        --          --          --           --           --
                                                     --------   -------   ---------   ---------   ----------   ----------
Accumulation and annuity units
   end of year ...................................         --   381,851   3,953,187   2,423,809    4,336,235    2,326,937
                                                     ========   =======   =========   =========   ==========   ==========

                                                                               AIM CAPITAL
                                                                               APPRECIATION       ALLIANCE GROWTH
                                                      UTILITIES PORTFOLIO       PORTFOLIO            PORTFOLIO
                                                     ----------------------   -------------   -----------------------
                                                        2001        2000       2001    2000      2001         2000
                                                     ----------   ---------   ------   ----   ----------   ----------

Accumulation and annuity units
   beginning of year .............................    1,817,411     673,155       --    --    32,537,326    9,622,459
Accumulation units purchased and
   transferred from other Travelers accounts .....    2,120,777   1,991,052   41,436    --    10,127,337   25,357,160
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (1,243,048)   (846,796)    (219)         (7,808,016)  (2,442,293)
Annuity units ....................................           --          --       --    --            --           --
                                                     ----------   ---------   ------    --    ----------   ----------
Accumulation and annuity units
   end of year ...................................    2,695,140   1,817,411   41,217    --    34,856,647   32,537,326
                                                     ==========   =========   ======    ==    ==========   ==========

                                                                                                         SMITH BARNEY
                                                            MFS TOTAL           PUTNAM DIVERSIFIED        AGGRESSIVE
                                                        RETURN PORTFOLIO         INCOME PORTFOLIO      GROWTH PORTFOLIO
                                                     ----------------------   ----------------------   ----------------
                                                        2001        2000         2001         2000        2001     2000
                                                     ----------   ---------   ----------   ---------   ---------   ----

Accumulation and annuity units
   beginning of year .............................    4,082,306   3,195,433    1,351,411     963,828          --    --
Accumulation units purchased and
   transferred from other Travelers accounts .....    6,972,226   1,823,919    1,339,989     600,428   1,539,506    --
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (2,334,224)   (937,046)  (1,073,104)   (212,845)   (152,621)   --
Annuity units ....................................           --          --           --          --          --    --
                                                     ----------   ---------   ----------   ---------   ---------    --
Accumulation and annuity units
   end of year ...................................    8,720,308   4,082,306    1,618,296   1,351,411   1,386,885    --
                                                     ==========   =========   ==========   =========   =========    ==

                                      -83-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE
     YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                      SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL ALL    SMITH BARNEY LARGE CAP
                                              PORTFOLIO               CAP GROWTH PORTFOLIO            VALUE PORTFOLIO
                                      ------------------------   ------------------------------   -----------------------
                                         2001         2000             2001         2000            2001         2000
                                       ---------   ----------       -----------   ----------      ----------   ----------

Accumulation and annuity units
   beginning of year ..............    1,070,233      839,052         4,783,490    1,871,490       4,916,713    2,702,871
Accumulation units purchased and
   transferred from other
   Travelers accounts .............      981,912      541,913         4,640,761    4,130,228       3,259,868    3,379,833
Accumulation units redeemed and
   transferred to other
   Travelers accounts .............     (848,676)    (310,732)       (3,980,580)  (1,218,228)     (2,818,271)  (1,165,991
Annuity units .....................           --           --                --           --              --           --
                                       ---------   ----------       -----------   ----------      ----------   ----------
Accumulation and annuity units
   end of year ....................    1,203,469    1,070,233         5,443,671    4,783,490       5,358,310    4,916,713
                                       =========   ==========       ===========   ==========      ==========   ==========

                                             SMITH BARNEY LARGE          SMITH BARNEY MONEY MARKET   EMERGING GROWTH PORTFOLIO
                                      CAPITALIZATION GROWTH PORTFOLIO           PORTFOLIO                - CLASS II SHARES
                                      --------------------------------   -------------------------   --------------------------
                                             2001         2000              2001          2000           2001         2000
                                          ----------   ----------        -----------    ----------    ----------    ----------

Accumulation and annuity units
   beginning of year ..............        3,140,227    1,453,625          4,006,801     2,767,916            --            --
Accumulation units purchased and
   transferred from other
   Travelers accounts .............        2,020,340    1,870,491         12,671,187     7,981,007       102,128            --
Accumulation units redeemed and
   transferred to other
   Travelers accounts .............         (883,511)    (183,889)       (12,226,787)   (6,742,122)      (19,710)           --
Annuity units .....................               --           --                 --            --            --            --
                                          ----------   ----------        -----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ....................        4,277,056    3,140,227          4,451,201     4,006,801       82,418             --
                                          ==========   ==========        ===========    ==========    ==========    ==========

                                       ENTERPRISE PORTFOLIO -    SMITH BARNEY SMALL CAP GROWTH     EQUITY-INCOME PORTFOLIO -
                                          CLASS II SHARES           OPPORTUNITIES PORTFOLIO             INITIAL CLASS
                                      ------------------------   ------------------------------   --------------------------
                                         2001         2000             2001          2000              2001       2000
                                      ----------   ----------       -----------   ----------       ----------   ----------

Accumulation and annuity units
   beginning of year ..............           --           --                --           --       17,213,758    3,989,626
Accumulation units purchased and
   transferred from other
   Travelers accounts .............       15,304           --            79,705           --        3,532,574   14,925,423
Accumulation units redeemed and
   transferred to other
   Travelers accounts .............           (2)          --            (1,342)          --       (3,598,705)  (1,701,291)
Annuity units .....................           --           --                --           --               --           --
                                      ----------   ----------       -----------   ----------       ----------   ----------
Accumulation and annuity units
   end of year ....................       15,302           --            78,363           --       17,147,627   17,213,758
                                      ==========   ==========       ===========   ==========       ==========   ==========

                                                                         HIGH INCOME PORTFOLIO -    ASSET MANAGER PORTFOLIO -
                                      GROWTH PORTFOLIO - INITIAL CLASS        INITIAL CLASS               INITIAL CLASS
                                      --------------------------------   ------------------------   ------------------------
                                             2001         2000            2001            2000         2001         2000
                                          ----------   ----------        ----------   ----------    ----------   ----------

Accumulation and annuity units
   beginning of year ..............       30,573,131    6,882,420         3,306,553    1,097,152    11,029,230    1,998,739
Accumulation units purchased and
   transferred from other
   Travelers accounts .............        4,565,379   26,318,285         1,009,047    2,653,450       897,474    9,681,780
Accumulation units redeemed and
   transferred to other
   Travelers accounts .............       (6,412,480)  (2,627,574)       (1,436,989)    (444,049)   (1,344,917)    (651,289)
Annuity units .....................               --           --                --           --            --           -
                                          ----------   ----------        ----------   ----------    ----------   ----------
Accumulation and annuity units
   end of year ....................       28,726,030   30,573,131         2,878,611    3,306,553    10,581,787   11,029,230
                                          ==========   ==========        ==========   ==========    ==========   ==========

                                      -84-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE
     YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                     CONTRAFUND(R)PORTFOLIO -    DYNAMIC CAPITAL APPRECIATION   MID CAP PORTFOLIO -
                                                         SERVICE CLASS 2          PORTFOLIO - SERVICE CLASS 2     SERVICE CLASS 2
                                                    --------------------------   ----------------------------   -------------------
                                                        2001            2000             2001      2000            2001     2000
                                                    ------------   -----------         ---------   ----           -------   ----

Accumulation and annuity units
   beginning of year ............................             --            --                --     --                --     --
Accumulation units purchased and
   transferred from other Travelers accounts ....      1,703,590            --            33,598     --           286,881     --
Accumulation units redeemed and
   transferred to other Travelers accounts ......       (166,663)           --           (18,880)    --           (26,113)    --
Annuity units ...................................             --            --                --     --                --     --
                                                    ------------   -----------         ---------   ----           -------   ----
Accumulation and annuity units
   end of year ..................................      1,536,927            --            14,718     --           260,768     --
                                                    ============   ===========         =========   ====           =======   ====

                                                              COMBINED
                                                    --------------------------
                                                        2001          2000
                                                    ------------   -----------
Accumulation and annuity units
   beginning of year ............................    501,632,060   218,224,591
Accumulation units purchased and
   transferred from other Travelers accounts ....    328,385,866   360,166,066
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (238,632,565)  (76,743,026)
Annuity units ...................................        (15,074)      (15,571)
                                                    ------------   -----------
 Accumulation and annuity units
   end of year ..................................    591,370,287   501,632,060
                                                    ============   ===========

                                      -85-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account QP for
Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Separate Account QP for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the
Account") as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                    KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -86-

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                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account QP for Variable
Annuities or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for
The Travelers Separate Account QP for Variable Annuities product(s) offered by
The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-QP    (Annual)    (12-01)    Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

For the Year Ended December 31,	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity
From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year EndedDecember 31, 2001($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	-	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

At and for the year Ended December 31, 2000($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	-	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	-	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	-	-
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	-	-

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities:($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31,($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

Net Investment Income

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the

Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,

	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,

($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$-	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	-	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	-—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	-—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	-—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31,

($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,

($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

	Year Ended December 31,

	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

For The Year Ended December 31,($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
	b.)	By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet(1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(()	Includes derivatives marked to market and recorded at fair value in the balance sheet.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	-	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$-	$1,728	—

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)     The financial statements of the Registrant and the Report of Independent
        Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2001
           Statement of Operations for the year ended December 31, 2001
           Statement of Changes in Net Assets for the years ended
             December 31, 2001 and 2000
           Statement of Investments as of December 31, 2001
           Notes to Financial Statements

         The consolidated financial statements and schedules of The Travelers
         Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated Statements of Income for the years ended December 31,
             2001, 2000 and 1999
           Consolidated Balance Sheets as of December 31, 2001 and 2000
           Consolidated Statements of Changes in Retained Earnings
             and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999
           Consolidated Statements of Cash Flows for the years ended
             December 31, 2001, 2000 and 1999
           Notes to Consolidated Financial Statements

(b)      Exhibits

1.       Resolution of The Travelers Insurance Company Board of Directors
         authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

2.       Exempt.

3(a).    Distribution and Principal Underwriting Agreement among the Registrant,
         The Travelers Insurance Company and Travelers Distribution LLC
         (Incorporated herein by reference to Exhibit 3(a) to Post Effective
         Amendment No. 4 to the Registration Statement on Form N-4, File No.
         333-58783 filed February 26, 2001.)

3(b).    Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
         Post-Effective Amendment No. 4 the Registration Statement on Form N-4,
         File No. 333-27689 filed April 6, 2001.)

4.       Variable Annuity Contract(s). (Incorporated herein by reference to
         Exhibit 4 to the Registration Statement on Form N-4, filed August 27,
         1996.)

5.       None.

6(a).    Charter of The Travelers Insurance Company, as amended on October 19,
         1994. (Incorporated herein by reference to Exhibit 3(a)(i) to
         Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

                                      C-1

6(b).    By-Laws of The Travelers Insurance Company, as amended on October 20,
         1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the
         Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.       None.

8.       Participation Agreements. (Incorporated herein by reference to Exhibit
         8 to Pre-Effective Amendment No. 1 to the Registration Statement on
         Form S-6, File No. 333-96521 filed May 24, 2000.)

9.       Opinion of Counsel as to the legality of securities being registered.
         (Incorporated herein by reference to Exhibit 9 to Post-Effective
         Amendment No. 3 to the Registration Statement on Form N-4 filed April
         30, 1997.)

10.      Consent of KPMG LLP, Independent Auditors filed herewith.

11.      Not Applicable.
12.      None

13.      Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein be reference to Exhibit No.
         13 to the Post-Effective Amendment No. 2 to the Registration Statement
         on Form N-4, filed April 30, 1997.)

15.      Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D.
         Lammey. (Incorporated herein by reference to Exhibit 15(b) to the
         Registration Statement on Form N-4, filed April 12, 2000.)

         Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H.
         Hogan. (Incorporated herein by reference to Exhibit 15 to the
         Registration Statement on Form N-4, filed April 11, 2001.)

         Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal         Positions and Offices
Business Address           with Insurance Company
----------------           ----------------------

George C. Kokulis*         Director, President and Chief Executive Officer
Glenn D. Lammey*           Director, Executive Vice President, Chief Financial
                             Officer, Chief Accounting Officer
Kathleen A. Preston*       Director and Executive Vice President
Stuart Baritz***           Senior Vice President
Madelyn J. Lankton         Senior Vice President and Chief Information Officer
Marla Berman Lewitus*      Director, Senior Vice President and General Counsel
Brendan Lynch*             Senior Vice President
Warren H. May*             Senior Vice President
Laura A. Pantaleo***       Senior Vice President
David A. Tyson*            Senior Vice President
F. Denney Voss**           Senior Vice President
David A. Golino*           Vice President and Controller

                                      C-2

Donald R. Munson, Jr.*     Vice President
Deanne Osgood*             Vice President
Tim W. Still*              Vice President
Linn K. Richardson*        Second Vice President and Actuary
Paul Weissman*             Second Vice President and Actuary
Ernest J. Wright*          Vice President and Secretary
Kathleen A. McGah*         Assistant Secretary and Deputy General Counsel

Principal Business Address:
*   The Travelers Insurance Company                   **  Citigroup Inc.
    One Tower Square                                      399 Park Avenue
    Hartford, CT  06183                                   New York, N.Y. 10048

*** Travelers Financial Distributors
    2 Tower Center
    East Brunswick, NJ 08816

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
         OR REGISTRANT

         Incorporated herein by reference to Exhibit 16 to Post-Effective
Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689,
filed April 19, 2002.

Item 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 79,227 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

                                      C-3

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

(a)      Travelers Distribution LLC
         One Tower Square
         Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities,
Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers
Separate Account PF for Variable Annuities, The Travelers Separate Account PF II
for Variable Annuities, The Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for Variable Annuities, The
Travelers Separate Account Five for Variable Annuities, The Travelers Separate
Account Six for Variable Annuities, The Travelers Separate Account Seven for
Variable Annuities, The Travelers Separate Account Eight for Variable Annuities,
The Travelers Separate Account Nine for Variable Annuities, The Travelers
Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable
Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The
Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life
Insurance Separate Account One, The Travelers Variable Life Insurance Separate
Account Two, The Travelers Variable Life Insurance Separate Account Three, The
Travelers Variable Life Insurance Separate Account Four, The Travelers Separate
Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and
Income Stock Account for Variable Annuities, The Travelers Quality Bond Account
for Variable Annuities, The Travelers Money Market Account for Variable
Annuities, The Travelers Timed Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities
and The Travelers Timed Aggressive Stock Account for Variable Annuities,
Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable
Annuity Separate Account.

(b)      Name and Principal        Positions and Offices
         Busisness Address*        with Underwriter
         ------------------        ---------------------

         Kathleen A. Preston       Board of Manager
         Glenn D. Lammey           Board of Manager
         William F. Scully III     Board of Manager and Vice President
         Donald R. Munson, Jr.     Board of Manager, President, Chief
                                   Executive Officer and Chief Operating Officer
         Anthony Cocolla           Vice President

                                      C-4

         Tim W. Still              Vice President
         John M. Laverty           Treasurer and Chief Financial Officer
         Ernest J. Wright          Secretary
         Kathleen A. McGah         Assistant Secretary
         William D. Wilcox         Assistant Secretary
         Ernest J. Wright          Assistant Secretary
         Alison K. George          Chief Compliance Officer
         John J. Williams, Jr.     Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
06183

(c)      Not Applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         The Travelers Insurance Company
         One Tower Square
         Hartford, Connecticut  06183

Item 31. MANAGEMENT SERVICES

         Not applicable.

Item 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)      To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)      To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
         Information; and

(c)      To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d)      That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the
         Company.

                                      C-5

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 24th day of April 2002.

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                               By: * GLENN D. LAMMEY
                                   ------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of
April 2002.

*GEORGE C. KOKULIS            Director, President and Chief Executive Officer
----------------------        (Principal Executive Officer)
  (George C. Kokulis)

*GLENN D. LAMMEY              Director, Chief Financial Officer,
----------------------        Chief Accounting Officer
  (Glenn D. Lammey)           (Principal Financial Officer)

*MARLA BERMAN LEWITUS         Director
----------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON          Director
----------------------
  (Kathleen A. Preston)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                      C-6

                                  EXHIBIT INDEX

Exhibit
No.      Description                                            Method of Filing
-------  -----------                                            ----------------

10.      Consent of KPMG LLP, Independent Auditors              Electronically

15.      Powers of Attorney authorizing                         Electronically
         Ernest J. Wright or Kathleen A. McGah as
         signatory for Kathleen A. Preston.